                                                             File Nos. 333-63093
                                                                        811-6632


                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                       FORM N-4

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                            Post-Effective Amendment No. 2

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                  Amendment No.  25


                         ALLMERICA SELECT SEPARATE ACCOUNT OF
                ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              (Exact Name of Registrant)

                ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                                 (Name of Depositor)
                                  440 Lincoln Street
                                 Worcester, MA 01653
                 (Address of Depositor's Principal Executive Offices)
                                    (508) 855-1000
                 (Depositor's Telephone Number, including Area Code)

                     Abigail M. Armstrong, Secretary and Counsel
                Allmerica Financial Life Insurance and Annuity Company
                                  440 Lincoln Street
                                 Worcester, MA 01653
                  (Name and Address of Agent for Service of Process)

          It is proposed that this filing will become effective:

          ___ immediately upon filing pursuant to paragraph (b) of Rule 485 _X_ on May 1, 1999 pursuant to paragraph (b) of Rule 485
          ___  60 days after filing pursuant to paragraph (a) (1) of Rule 485
          ___  on (date) pursuant to paragraph (a) (1) of Rule 485
          ___  this post-effective amendment designates a new effective
          ___  date for a previously filed post-effective amendment

                              VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 1998 was filed on or before March 30, 1999.

               CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF
                             ITEMS CALLED FOR BY FORM N-4





FORM N-4 ITEM NO.             CAPTION IN PROSPECTUS
-----------------             ---------------------
1. . . . . . . . . . . . . . .Cover Page

2. . . . . . . . . . . . . . .Special Terms

3. . . . . . . . . . . . . . .Summary of Fees and Expenses; Summary of Contract Features

4. . . . . . . . . . . . . . .Condensed Financial Information;  Performance Information

5. . . . . . . . . . . . . . .Description of the Companies, the Variable Accounts, the
                              Trust, Fidelity VIP, and T. Rowe Price

6. . . . . . . . . . . . . . .Charges and Deductions

7. . . . . . . . . . . . . . .Description of the Contract

8. . . . . . . . . . . . . . .Electing the Form of Annuity and Annuity Date; Description of Variable
                              Annuity Payout Options; Annuity Benefit Payments

9. . . . . . . . . . . . . . .Death Benefit

10 . . . . . . . . . . . . . .Payments;  Computation of Values;  Distribution

11 . . . . . . . . . . . . . .Surrender; Withdrawals; Texas Optional Retirement Program

12 . . . . . . . . . . . . . .Federal Tax Considerations

13 . . . . . . . . . . . . . .Legal Matters

14 . . . . . . . . . . . . . .Statement of Additional Information - Table of Contents

FORM N-4 ITEM NO.             CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------             ----------------------------------------------
15 . . . . . . . . . . . . . .Cover Page

16 . . . . . . . . . . . . . .Table of Contents

17 . . . . . . . . . . . . . .General Information and History

18 . . . . . . . . . . . . . .Services

19 . . . . . . . . . . . . . .Underwriters




20 . . . . . . . . . . . . . .Underwriters

21 . . . . . . . . . . . . . .Performance Information

22 . . . . . . . . . . . . . .Annuity Benefit Payments

23 . . . . . . . . . . . . . .Financial Statements

ALLMERICA FINANCIAL LIFE INSURANCE
AND ANNUITY COMPANY

FIRST ALLMERICA FINANCIAL LIFE
INSURANCE COMPANY

                                                        ALLMERICA SELECT CHARTER
                                                       VARIABLE ANNUITY CONTRACT



PROFILE           THIS PROFILE IS A SUMMARY OF SOME OF THE MORE
MAY 1, 1999       IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER
                  BEFORE PURCHASING THE ALLMERICA SELECT CHARTER
                  VARIABLE ANNUITY CONTRACT. THE CONTRACT IS MORE
                  FULLY DESCRIBED LATER IN THIS PROSPECTUS. PLEASE
                  READ THE PROSPECTUS CAREFULLY.

1.  THE ALLMERICA SELECT CHARTER VARIABLE ANNUITY CONTRACT


The Allmerica Select Charter variable annuity contract is a contract between you and Allmerica Financial Life Insurance and Annuity Company (for contracts issued in the District of Columbia, Puerto Rico, the Virgin Islands and any state except Hawaii and New York) or First Allmerica Financial Life Insurance Company (for contracts issued in Hawaii and New York). It is designed to help you accumulate assets for your retirement or other important financial goals on a tax-deferred basis.

The Allmerica Select Charter variable annuity contract offers a diverse selection of money managers and investment options. You may allocate your payments among any of 14 variable investment portfolios, a number of Guarantee Period Accounts and the Fixed Account. This range of investment choices enables you to allocate your money to meet your particular investment needs. Transfers between accounts do not create a taxable event.

Variable investments are subject to fluctuations in market value, and may increase or decrease the value of your contract over time. Investments in either the Fixed Account or the Guarantee Period Accounts offer rates of return and protection of principal that are guaranteed by the Company.


Deferred annuities typically have two phases; an ACCUMULATION PHASE and, if you annuitize, an ANNUITY PAYOUT PHASE. During the ACCUMULATION PHASE you can make payments into the contract on any frequency. Earnings from your investments accumulate on a tax-deferred basis. You may withdraw money during the accumulation phase; however as with any tax-deferred investment, earnings and pre-tax payments are subject to income tax when withdrawn. A federal tax penalty may apply if you withdraw money prior to age 59 1/2. The ANNUITY PAYOUT PHASE occurs when you, or the payee you designate, begin receiving regular annuity benefit payments from your contract. The amount of money you are able to accumulate in your contract during the ACCUMULATION PHASE will determine the amount of the annuity benefit payments during the ANNUITY PAYOUT PHASE. This accumulation is based on the amount of your payments, and any gain or loss from your investments.


2.  ANNUITY PAYMENTS


Before you, or the payee you designate, begin to receive payments from your annuity, you will want to decide the form those payments will take. For regular income from your annuity, you may select one of six annuity options: (1) periodic payments for the annuitant's lifetime; (2) periodic payments for the annuitant's lifetime, but not for less than 120 months; (3) periodic payments for the annuitant's lifetime with the guarantee that if payments are less than the accumulated value at annuitization, a refund of the remaining value will be paid; (4) periodic payments for the annuitant's lifetime and one other individual's (i.e. the beneficiary or a joint annuitant) lifetime; (5) periodic payments for the annuitant's lifetime and one other individual's lifetime with the payment during the lifetime of the survivor being reduced to 2/3; and (6) periodic payments for a specified period of 1 to 30 years. Other annuity options may be offered by the Company.


You can also choose whether you want the annuity benefit payments on a variable basis (subject to fluctuation based on investment performance), on a fixed basis (with benefit payments guaranteed at a fixed amount), or on a combination variable and fixed basis. Once annuity benefit payments begin, the annuity option cannot be changed.

3.  PURCHASING THIS CONTRACT

Allmerica Select Charter contracts are sold through a network of independent financial representatives. We suggest you and your representative review this information and that your representative assist you in completing any forms. The initial payment into this contract must be at least $25,000 and each subsequent payment must be at least $100. Other than these conditions, there is no fixed schedule for making payments, nor any limits as to payment frequency.

4.  INVESTMENT OPTIONS


You may allocate money to the Sub-Accounts investing in the following funds:



                                               FUND                                    INVESTMENT ADVISER
                           ---------------------------------------------  ---------------------------------------------
International Funds        Select Emerging Markets Fund                   Schroder Capital Management International
                                                                          Inc.
                           Select International Equity Fund               Bank of Ireland Asset Management (U.S.)
                                                                          Limited
                           T. Rowe Price International Stock Portfolio    Rowe Price-Fleming International, Inc.

Aggressive Growth Funds    Select Aggressive Growth Fund                  Nicholas-Applegate Capital Management, L.P.
                           Select Capital Appreciation Fund               T. Rowe Price Associates, Inc.
                           Select Value Opportunity Fund                  Cramer Rosenthal McGlynn, LLC

Growth Funds               Select Growth Fund                             Putnam Investment Management, Inc.
                           Select Strategic Growth Fund                   Cambiar Investors, Inc.
                           Fidelity VIP Growth Portfolio                  Fidelity Management & Research Company

Growth and Income Funds    Select Growth and Income Fund                  J.P. Morgan Investment Management Inc.
                           Fidelity VIP Equity-Income Portfolio           Fidelity Management & Research Company

High Income Fund           Fidelity VIP High Income Portfolio             Fidelity Management & Research Company

Income Fund                Select Income Fund                             Standish, Ayer & Wood, Inc.

Money Market Fund          Money Market Fund                              Allmerica Asset Management, Inc.


You may also allocate money among the Guarantee Period Accounts and the Fixed Account. The Guarantee Period Accounts offer interest rates that are guaranteed for a specific period of time. The Fixed Account guarantees a minimum rate of interest which may vary from time to time but will not be less than 3%.

5.  EXPENSES


The contract has insurance features and investment features, and there are costs related to each. Each year a $35 contract fee is deducted from your contract. (This fee may vary by state. See your contract for more information.) This charge is waived if the value of the contract is at least $75,000 on the date the fee is assessed. Also, insurance charges are deducted at a total annual rate of 1.40% of the average daily value of amounts allocated to the investment portfolios. In addition, if you elect the optional Minimum Guaranteed Annuity Payout Rider, we will deduct a monthly charge against the accumulated value of your contract at an annual rate of 0.25% for a rider with a ten-year waiting period and at an annual rate of 0.15% for a rider with a fifteen-year waiting period and if you elect the optional Enhanced Death Benefit Rider, we will deduct a charge against the accumulated value of your contract at an annual rate of 0.25%.



There are also investment management charges which in 1998 ranged from an annual rate of 0.32% to 2.19% of the average daily value of the investment portfolio, depending upon the investment portfolio. When you make a withdrawal and you, or the payee you designate, begin receiving regular annuity benefit payments from your annuity, a state premium tax, which varies depending upon the state of residency, may apply.



The following chart is designed to help you understand the charges in your contract. The column "Total Annual Charges" combines the annual contract fee (which is represented as 0.04%), the 1.40% insurance charges and the investment charges for each fund. Optional rider charges are not included. The next two columns show two examples of the charges you would pay in dollar amounts. The examples assume you invest $1,000, earn 5% annually and withdraw your money: (1) at the end of year 1, and (2) at the end of year 10. Year 1 includes Total Annual Charges. Year 10, shows the aggregate of all the annual charges assessed for 10 years. Premium tax is assumed to be 0% in both examples. The following chart does not reflect the optional Minimum Guaranteed Annuity Payout Rider or the optional Enhanced Death Benefit Rider charges which, if elected, would increase the Total Annual Insurance Charges.



----------------------------------------------------------------------------------------------------
                                                                                       EXAMPLES:
                                                                                     TOTAL ANNUAL
                                                                                      EXPENSES AT
                                                                                        END OF
                                                                                   -----------------
                                       TOTAL ANNUAL    TOTAL ANNUAL TOTAL ANNUAL    (1)       (2)
FUND                                 INSURANCE CHARGES FUND CHARGES   CHARGES      1 YEAR   10 YEARS
----------------------------------------------------------------------------------------------------
Select Emerging Markets Fund*........       1.44%          2.19%        3.63%       $ 36      $ 386
Select International Equity Fund.....       1.44%          1.02%        2.46%       $ 25      $ 276
T. Rowe Price International Stock
  Portfolio..........................       1.44%          1.05%        2.49%       $ 25      $ 279
Select Aggressive Growth Fund........       1.44%          0.95%        2.39%       $ 24      $ 269
Select Capital Appreciation Fund.....       1.44%          1.04%        2.48%       $ 25      $ 278
Select Value Opportunity Fund........       1.44%          0.98%        2.42%       $ 24      $ 272
Select Growth Fund...................       1.44%          0.86%        2.30%       $ 23      $ 260
Select Strategic Growth Fund*........       1.44%          1.20%        2.64%       $ 26      $ 294
Fidelity VIP Growth Portfolio........       1.44%          0.68%        2.12%       $ 21      $ 242
Select Growth and Income Fund........       1.44%          0.73%        2.17%       $ 22      $ 247
Fidelity VIP Equity-Income
  Portfolio..........................       1.44%          0.58%        2.02%       $ 20      $ 231
Fidelity VIP High Income Portfolio...       1.44%          0.70%        2.14%       $ 21      $ 244
Select Income Fund...................       1.44%          0.64%        2.08%       $ 21      $ 238
Money Market Fund....................       1.44%          0.32%        1.76%       $ 18      $ 204
----------------------------------------------------------------------------------------------------



* Fund expenses have been annualized for these Funds, which commenced operations on February 20, 1998.


The charges reflect any applicable expense reimbursements and/or fee waivers. For more detailed information, see the Fund Expense Table in the Prospectus.

6.  TAXES


Under current tax rules, your earnings are not taxed until you take them out. Any withdrawals during the accumulation phase will be treated first as earnings and are taxed as income. If you take money out before age 59 1/2, you may be subject to a 10% federal tax penalty on the earnings. Payments during the annuity payout phase are considered partly a return of your original investment and partly earnings. The "original investment" part of each payment is not taxable as income. However, if this contract is used as part of a qualified retirement program (such as a 401(k) plan), then the entire income payment may be taxable.


7.  WITHDRAWALS

You can make withdrawals from your contract any time during the accumulation phase. The minimum withdrawal amount is $100.

Amounts allocated to the Guarantee Period Account will be subject to a market value adjustment, which may increase or decrease the value if withdrawn before the end of the guarantee period.

8.  PERFORMANCE


The value of your contract will vary up or down depending on the investment performance of the Sub-Accounts investing in the underlying funds you choose. The first chart below illustrates past returns on a calendar year for each Sub-Account of Allmerica Financial Life Insurance and Annuity Company's Allmerica Select Separate Account based on the inception dates of each of its Sub-Accounts. The second chart illustrates the same information for each Sub-Account of First Allmerica Financial Life Insurance Company's Allmerica Select Separate Account. Each Company offers the same Sub-Accounts; however, the Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company and its Sub-Accounts have been in existence for a longer period. The performance figures reflect the contract fee, the insurance charges, and the investment charges and other expenses of the underlying funds. They do not reflect the optional Minimum Guaranteed Annuity Payout Rider or the optional Enhanced Death Benefit Rider charges which, if elected, would reduce performance. Past performance is not a guarantee of future results.

ALLMERICA SELECT SEPARATE ACCOUNT OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY



                                                                                CALENDAR YEAR
                                                 ----------------------------------------------------------------------------
FUND                                                1998         1997         1996         1995         1994         1993
-----------------------------------------------  -----------  -----------  -----------  -----------  -----------  -----------
Select Emerging Markets Fund...................        N/A          N/A          N/A          N/A          N/A          N/A
Select International Equity Fund...............      14.62%        3.16%       20.20%       17.94%       -4.30%         N/A
T. Rowe Price International Stock Portfolio....      14.00%        1.63%       12.99%        9.57%         N/A          N/A
Select Aggressive Growth Fund..................       8.78%       17.03%       16.85%       30.44%       -3.52%       17.82%
Select Capital Appreciation Fund...............      12.05%       12.66%        7.24%         N/A          N/A          N/A
Select Value Opportunity Fund..................        N/A          N/A          N/A          N/A          N/A          N/A
Select Growth Fund.............................      33.32%       32.18%       20.27%       22.83%       -2.95%       -0.32%
Select Strategic Growth Fund...................        N/A          N/A          N/A          N/A          N/A          N/A
Fidelity VIP Growth Portfolio..................      37.31%       21.74%       13.06%       33.41%         N/A          N/A
Select Growth and Income Fund..................      14.57%       20.79%       19.53%       28.50%       -0.78%        8.81%
Fidelity VIP Equity-Income Portfolio...........       9.83%       26.30%       12.64%       33.15%         N/A          N/A
Fidelity VIP High Income Portfolio.............      -5.90%       16.01%       12.40%       18.98%         N/A          N/A
Select Income Fund.............................       5.10%        7.62%        1.82%       15.31%       -6.16%        9.35%
Money Market Fund..............................       3.80%        3.97%        3.83%        4.33%        2.51%        1.55%



ALLMERICA SELECT SEPARATE ACCOUNT OF FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY



                                                                                          CALENDAR YEAR
                                                                        --------------------------------------------------
FUND                                                                       1998         1997         1996         1995
----------------------------------------------------------------------  -----------  -----------  -----------  -----------
Select Emerging Markets Fund..........................................        N/A          N/A          N/A          N/A
Select International Equity Fund......................................      14.66%        3.16%       20.20%       17.94%
T. Rowe Price International Stock Portfolio...........................      14.04%        1.63%       12.99%        9.57%
Select Aggressive Growth Fund.........................................       8.82%       17.03%       16.85%       30.44%
Select Capital Appreciation Fund......................................      12.14%       12.66%        7.24%         N/A
Select Value Opportunity Fund.........................................        N/A          N/A          N/A          N/A
Select Growth Fund....................................................      33.36%       32.18%       20.27%       22.83%
Select Strategic Growth Fund..........................................        N/A          N/A          N/A          N/A
Fidelity VIP Growth Portfolio.........................................      37.35%       21.74%       13.06%       33.41%
Select Growth and Income Fund.........................................      14.61%       20.79%       19.53%       28.50%
Fidelity VIP Equity-Income Portfolio..................................       9.87%       26.30%       12.64%       33.15%
Fidelity VIP High Income Portfolio....................................      -5.86%       16.01%       12.40%       18.98%
Select Income Fund....................................................       5.14%        7.62%        1.82%       15.31%
Money Market Fund.....................................................       3.83%        3.97%        3.83%        4.33%


9.  DEATH BENEFIT


In addition to tax-deferred growth, your contract provides valuable insurance features. If you or a joint owner (or an annuitant in the event that the owner is a nonnatural person) dies during the accumulation phase, we will pay the beneficiary a death benefit. The death benefit will be equal to the GREATER of:
(a) the accumulated value increased by any positive market value adjustment; or
(b) gross payments, decreased proportionately to reflect withdrawals. You may also purchase a rider that will enhance the death benefit (see "Optional Enhanced Death Benefit Rider" below).


10.  ADDITIONAL FEATURES


OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT RIDER (not available in all jurisdictions): This optional rider is available for a separate monthly charge. This rider guarantees you a minimum amount of fixed lifetime income during the annuity payout phase, subject to certain conditions. On each contract anniversary a minimum guaranteed annuity payout benefit base is determined. This minimum guaranteed annuity payout benefit base (less any applicable premium taxes) is the value that will be annuitized should you exercise the rider. In order to exercise the rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this rider will occur at the guaranteed annuity purchase rates listed under the Annuity Option Tables in your Contract. The minimum guaranteed annuity payout benefit base is equal to the greatest of:



(a) the accumulated value increased by any positive market value adjustment, if applicable; or



(b) the accumulated value on the effective date of the rider compounded daily at the annual rate of 5% plus gross payments made thereafter compounded daily at the annual rate of 5%, starting on the date each payment is applied, decreased proportionately to reflect withdrawals; or



(c) the highest accumulated value on any contract anniversary since the rider effective date, as determined after positive adjustments have been made for subsequent payments and any positive market value adjustment, if applicable, and negative adjustments have been made for subsequent withdrawals.



OPTIONAL ENHANCED DEATH BENEFIT RIDER: This optional rider is available at issue if you are under age 89 for a separate monthly charge. Under this rider:



I. If an owner (or an annuitant if the owner is a nonnatural person) dies before the Annuity Date and before the oldest owner's 90th birthday, the death benefit will be equal to the GREATEST of:



(a) the accumulated value increased by any positive market value adjustment, or



(b) gross payments compounded daily at the annual rate of 5%, starting on the date each payment is applied, decreased proportionately to reflect withdrawals (in Hawaii and New York, the 5% compounding is not available; therefore, (b) equals gross payments decreased proportionately to reflect withdrawals); or



(c) the highest accumulated value on any prior contract anniversary, increased for any positive market value adjustment and subsequent payments and decreased proportionately for subsequent withdrawals.


The (c) value is determined on each contract anniversary. A snapshot is taken of the current (a) value and compared to snapshots taken of the (a) value on all prior contract anniversaries, AFTER all of the (a) values have been adjusted to reflect subsequent payments and decreased proportionately for subsequent withdrawals. The highest of all of these adjusted (a) values then becomes the
(c) value. This (c) value becomes the floor below which the death benefit will not drop and is locked-in until the next contract anniversary. The values of (b) and (c) will be decreased proportionately if withdrawals are taken.


II. If an owner (or an annuitant if the owner is a nonnatural person) dies before the Annuity Date but after the oldest owner's 90th birthday, the death benefit will be equal to the GREATER of:


(a) the accumulated value increased by any positive market value adjustment; or

(b) the death benefit, as calculated under I, that would have been payable on the contract anniversary immediately prior to the oldest owner's 90th birthday, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

FREE LOOK PERIOD: If you cancel your contract within 10 days after receiving it (or whatever period is required by your state), we will provide you with a refund in accordance with the terms of the contract's "Right to Examine" provision.

DOLLAR COST AVERAGING: You may elect to automatically transfer money on a periodic basis from the Money Market Fund, Select Income Fund or Fixed Account to one or more of the other investment options. There is no charge for this service.

AUTOMATIC ACCOUNT REBALANCING: You may elect to automatically have your contract's accumulated value periodically reallocated ("rebalanced") among your chosen investment options to maintain your designated percentage allocation mix. There is no charge for this service.

11.  INQUIRIES

If you need more information you may contact us at 1-800-366-1492 or send correspondence to:

             Allmerica Select
             Allmerica Financial
             P.O. Box 8179
             Boston, Massachusetts 02266-8179

                      ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                         FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                                     WORCESTER, MASSACHUSETTS
                                 ALLMERICA SELECT SEPARATE ACCOUNT



                        This Prospectus provides important information about
                        the Allmerica Select Charter variable annuity
                        contracts issued by Allmerica Financial Life
                        Insurance and Annuity Company (in all jurisdictions
                        except Hawaii and New York) and First Allmerica
                        Financial Life Insurance Company in New York and
                        Hawaii. The contract is a flexible payment
                        tax-deferred combination variable and fixed annuity
   PLEASE READ THIS     offered on both a group and individual basis.
 PROSPECTUS CAREFULLY
 BEFORE INVESTING AND
  KEEP IT FOR FUTURE
      REFERENCE.

                        The Variable Account, known as the Allmerica Select Separate Account is subdivided into Sub-Accounts. Each Sub-Account offered under this contract invests exclusively in shares of one of the following funds:




                        FUND                                                 INVESTMENT ADVISER
                        --------------------------------------------------   --------------------------------------------------
  ANNUITIES INVOLVE     Select Emerging Markets Fund                         Schroder Capital Management International Inc.
   RISKS INCLUDING      Select International Equity Fund                     Bank of Ireland Asset Management (U.S.) Limited
   POSSIBLE LOSS OF     T. Rowe Price International Stock Portfolio          Rowe Price-Fleming International, Inc.
      PRINCIPAL.        Select Aggressive Growth Fund                        Nicholas-Applegate Capital Management, L.P.
                        Select Capital Appreciation Fund                     T. Rowe Price Associates, Inc.
                        Select Value Opportunity Fund                        Cramer Rosenthal McGlynn, LLC
                        Select Growth Fund                                   Putnam Investment Management, Inc.
                        Select Strategic Growth Fund                         Cambiar Investors, Inc.
                        Fidelity VIP Growth Fund                             Fidelity Management & Research Company
                        Select Growth and Income Fund                        J.P. Morgan Investment Management Inc.
                        Fidelity VIP Equity-Income Portfolio                 Fidelity Management & Research Company
                        Fidelity VIP High Income Portfolio                   Fidelity Management & Research Company
                        Select Income Fund                                   Standish, Ayer & Wood, Inc.
                        Money Market Fund                                    Allmerica Asset Management, Inc.



    THIS ANNUITY IS       The Fixed Account is part of the Company's General
        NOT:              Account and pays an interest rate guaranteed for
 - A BANK DEPOSIT OR      one year from the time a payment is received. The
   OBLIGATION;            Guarantee Period Accounts offer fixed rates of
 - FEDERALLY INSURED;     interest for specified periods ranging from 3 to
 - ENDORSED BY ANY        10 years. A Market Value Adjustment is applied to
   BANK OR                payments removed from a Guarantee Period Account
   GOVERNMENTAL           before the end of the specified period. The Market
   AGENCY.                Value Adjustment may be positive or negative.
                          Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA
                          (except in California where they are allocated to the General Account).
                          A Statement of Additional Information dated May 1,
                          1999 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Allmerica
                          Select Customer Service at 1-800-366-1492. The
                          Table of Contents of the Statement of Additional
                          Information is listed on page 3 of this
                          Prospectus.
                          This Prospectus and the Statement of Additional
                          Information can also be obtained from the Securities and Exchange Commission's website
                          (http://www.sec.gov).
                          THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
                          APPROVED OR DISAPPROVED THESE SECURITIES OR
                          DETERMINED THAT THE INFORMATION IS TRUTHFUL OR
                          COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A
                          CRIMINAL OFFENSE.
                          DATED MAY 1, 1999

                               TABLE OF CONTENTS


SPECIAL TERMS...........................................................................          4
SUMMARY OF FEES AND EXPENSES............................................................          6
SUMMARY OF CONTRACT FEATURES............................................................         10
PERFORMANCE INFORMATION.................................................................         17
DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS, THE TRUST,
 FIDELITY VIP AND T. ROWE PRICE.........................................................         18
INVESTMENT OBJECTIVES AND POLICIES......................................................         20
INVESTMENT ADVISORY SERVICES............................................................         21
DESCRIPTION OF THE CONTRACT.............................................................         24
  A.   Payments.........................................................................         24
  B.   Right to Cancel Individual Retirement Annuity....................................         25
  C.   Right to Cancel All Other Contracts..............................................         25
  D.   Transfer Privilege...............................................................         25
        Asset Allocation Model Reallocations............................................         26
        Automatic Transfers and Automatic Account Rebalancing Options...................         26
  E.   Surrender........................................................................         27
  F.   Withdrawals......................................................................         27
        Systematic Withdrawals..........................................................         28
        Life Expectancy Distributions...................................................         28
  G.   Death Benefit....................................................................         29
        Death of an Owner Prior to the Annuity Date.....................................         29
        Optional Enhanced Death Benefit Rider...........................................         29
        Payment of the Death Benefit....................................................         30
  H.   The Spouse of the Owner as Beneficiary...........................................         30
  I.   Assignment.......................................................................         30
  J.   Electing the Form of Annuity and the Annuity Date................................         30
  K.   Description of Variable Annuity Payout Options...................................         31
  L.   Annuity Benefit Payments.........................................................         33
        Determination of the First Variable Annuity Benefit Payment.....................         33
        The Annuity Unit................................................................         33
        Determination of the Number of Annuity Units....................................         33
        Dollar Amount of Subsequent Variable Annuity Benefit Payments...................         33
  M.  Optional Minimum Guaranteed Annuity Payout Rider..................................         34
  N.   NORRIS Decision..................................................................         36
  O.  Computation of Values.............................................................         36
        The Accumulation Unit...........................................................         36
        Net Investment Factor...........................................................         37
CHARGES AND DEDUCTIONS..................................................................         37
  A.   Variable Account Deductions......................................................         37
        Mortality and Expense Risk Charge...............................................         37
        Administrative Expense Charge...................................................         38
        Other Charges...................................................................         38
  B.   Contract Fee.....................................................................         38
  C.   Optional Benefit Rider Charges...................................................         38
  D.   Premium Taxes....................................................................         39
  E.   Transfer Charge..................................................................         39

GUARANTEE PERIOD ACCOUNTS...............................................................         39
FEDERAL TAX CONSIDERATIONS..............................................................         41
  A.   Qualified and Non-Qualified Contracts............................................         42
  B.   Taxation of the Contract in General..............................................         42
        Withdrawals Prior to Annuitization..............................................         43
        Annuity Payouts After Annuitization.............................................         43
        Penalty on Distribution.........................................................         43
        Assignments or Transfers........................................................         43
        Nonnatural Owners...............................................................         44
        Deferred Compensation Plans of State and Local Government and Tax-Exempt
        Organizations...................................................................         44
  C.   Tax Withholding..................................................................         44
  D.   Provisions Applicable to Qualified Employer Plans................................         44
        Corporate and Self-Employed Pension and Profit Sharing Plans....................         44
        Individual Retirement Annuities.................................................         45
        Tax-Sheltered Annuities.........................................................         45
        Texas Optional Retirement Program...............................................         45
STATEMENTS AND REPORTS..................................................................         45
LOANS (QUALIFIED CONTRACTS ONLY)........................................................         46
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS.......................................         46
CHANGES TO COMPLY WITH LAW AND AMENDMENTS...............................................         47
VOTING RIGHTS...........................................................................         47
DISTRIBUTION............................................................................         47
SERVICES................................................................................         48
LEGAL MATTERS...........................................................................         48
YEAR 2000 COMPLIANCE....................................................................         48
FURTHER INFORMATION.....................................................................         49
APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT..................................        A-1
APPENDIX B -- PERFORMANCE TABLES (ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY
 COMPANY)...............................................................................        B-1
APPENDIX C -- PERFORMANCE TABLES (FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY).....        C-1
APPENDIX D -- THE MARKET VALUE ADJUSTMENT...............................................        D-1
APPENDIX E -- CONDENSED FINANCIAL INFORMATION...........................................        E-1

                                STATEMENT OF ADDITIONAL INFORMATION
                                         TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY.........................................................          2
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY..........................          3
SERVICES................................................................................          3
UNDERWRITERS............................................................................          3
ANNUITY BENEFIT PAYMENTS................................................................          4
PERFORMANCE INFORMATION.................................................................          6
FINANCIAL STATEMENTS....................................................................        F-1

                                 SPECIAL TERMS


ACCUMULATED VALUE: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the Fixed Account and Guarantee Period Accounts credited to the Contract on any date before the Annuity Date.



ACCUMULATION UNIT: a unit of measure used to calculate the value of a Sub-Account before annuity benefit payments begin.


ANNUITANT: the person designated in the Contract upon whose continuation of life annuity benefit payments involving life contingency depend. Joint Annuitants are permitted and, unless otherwise indicated, any reference to Annuitant shall include Joint Annuitants.


ANNUITY DATE: the date on which annuity benefit payments begin. This date may not be later than the first day of the month before the Owner's 99th birthday.



ANNUITY UNIT: a unit of measure used to calculate the value of the periodic annuity benefit payments under the Contract.



COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Allmerica Financial Life Insurance and Annuity Company for contracts issued in all jurisdictions except Hawaii and New York and exclusively to First Allmerica Financial Life Insurance Company for contracts issued in Hawaii and New York.



FIXED ACCOUNT: an investment option under the Contract that guarantees principal and a fixed minimum interest rate and which is part of the Company's General Account.


FIXED ANNUITY PAYOUT: an annuity payout option providing for annuity benefit payments which remain fixed in amount throughout the annuity benefit payment period selected.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited to a Guarantee Period Account.

GUARANTEE PERIOD ACCOUNT: an account which corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment to earnings in the Guarantee Period Account assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.


OWNER (OR YOU): the person, persons or entity entitled to exercise the rights and privileges under this Contract. Joint Owners are permitted if one of the two is an Annuitant and, unless otherwise indicated, any reference to Owner shall include Joint Owners.



SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding fund of Allmerica Investment Trust, a corresponding portfolio of the Variable Insurance Products Fund ("Fidelity VIP"), or the T. Rowe Price International Stock Portfolio of T. Rowe Price International Series, Inc. ("T. Rowe Price").

SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any Contract fee and Market Value Adjustment.

UNDERLYING FUNDS (OR FUNDS): Select Emerging Markets Fund and Select International Equity Fund of Allmerica Investment Trust, T. Rowe Price International Stock Portfolio of T. Rowe Price International Series, Inc., Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Value Opportunity Fund, Select Growth Fund and Select Strategic Growth Fund of Allmerica Investment Trust, Fidelity VIP Growth Portfolio of Variable Insurance Products Fund, Select Growth and Income Fund of Allmerica Investment Trust, Fidelity VIP Equity-Income Portfolio and Fidelity VIP High Income Portfolio of Variable Insurance Products Fund, Select Income Fund, and Money Market Fund of Allmerica Investment Trust.


VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Funds is determined and unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, withdrawal or surrender of a Contract was received) when there is a sufficient degree of trading in an Underlying Fund's portfolio securities such that the current unit value of the Sub-Accounts may be affected materially.


VARIABLE ACCOUNT: Allmerica Select Separate Account, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company and are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of certain of the Underlying Funds.

                          SUMMARY OF FEES AND EXPENSES



There are certain fees and expenses that you will bear under the Allmerica Select Charter Contract. The purpose of the following tables is to assist you in understanding these fees and expenses. The tables show (1) charges under the Contract, (2) annual expenses of the Sub-Accounts and (3) annual expenses of the Funds. In addition to the charges and expenses described below, premium taxes are applicable in some states and are deducted as described under "D. Premium Taxes."


(1) CONTRACT CHARGES:                                                          CHARGE
--------------------------------------------------------                    ------------
  SALES CHARGE IMPOSED ON PAYMENTS:                                              None
  SURRENDER CHARGE:                                                              None

TRANSFER CHARGE:                                                                 None
  The Company currently makes no charge for processing
  transfers and guarantees that the first 12 transfers
  in a Contract year will not be subject to a transfer
  charge. For each subsequent transfer, the Company
  reserves the right to assess a charge, guaranteed
  never to exceed $25, to reimburse the Company for the
  costs of processing the transfer.

ANNUAL CONTRACT FEE:                                                             $35*
  The fee is deducted annually and upon surrender prior
  to the Annuity Date when Accumulated Value is less
  than $75,000.

OPTIONAL RIDER CHARGES:
  (The annual charge is deducted on a monthly basis at
  the end of each month.)
  On an annual basis as a percentage of Accumulated
  Value, the charge is:
    Optional Minimum Guaranteed Annuity Payout Rider                             0.25%
      with a ten-year waiting period:
    Optional Minimum Guaranteed Annuity Payout Rider                             0.15%
      with a fifteen year waiting period:
    Optional Enhanced Death Benefit Rider:                                       0.25%


(2) ANNUAL SUB-ACCOUNT EXPENSES:
--------------------------------------------------------
  (on an annual basis as percentage of average daily net
  assets)
  Mortality and Expense Risk Charge:                                             1.25%
  Administrative Expense Charge:                                                 0.15%
                                                                                -----
  Total Asset Charges:                                                           1.40%



   * This fee may vary by state. See your Contract for more information.

(3) ANNUAL FUND EXPENSES: The following table shows the expenses of the Underlying Funds as a percentage of average net assets for the year ended December 31, 1998.



                                                                                                            TOTAL FUND
                                                      MANAGEMENT FEE                 OTHER                   EXPENSES
                                                   (AFTER ANY VOLUNTARY       EXPENSES (AFTER ANY       (AFTER ANY WAIVERS/
FUND                                                     WAIVERS)               REIMBURSEMENTS)           REIMBURSEMENTS)
Select Emerging Markets Fund(@)..................           1.00%(*)                   1.19%                  2.19%(1)(2)*
Select International Equity Fund.................           0.90%                      0.12%                  1.02%(1)(2)
T. Rowe Price International Stock Portfolio......           1.05%                      0.00%                  1.05%
Select Aggressive Growth Fund....................           0.88%                      0.07%                  0.95%(1)(2)
Select Capital Appreciation Fund.................           0.94%                      0.10%                  1.04%(1)(2)
Select Value Opportunity Fund....................           0.90%(1)*                  0.08%                  0.98%(1)(2)*
Select Growth Fund...............................           0.81%(**)                  0.05%                  0.86%(1)(2)**
Select Strategic Growth Fund(@)..................           0.39%(*)                   0.81%                  1.20%(1)(2)*
Fidelity VIP Growth Portfolio....................           0.59%                      0.09%                  0.68%(3)
Select Growth and Income Fund....................           0.68%                      0.05%                  0.73%(1)(2)
Fidelity VIP Equity-Income Portfolio.............           0.49%                      0.09%                  0.58%(3)
Fidelity VIP High Income Portfolio...............           0.58%                      0.12%                  0.70%
Select Income Fund...............................           0.54%                      0.10%                  0.64%(1)
Money Market Fund................................           0.26%                      0.06%                  0.32%(1)



(@) Select Emerging Markets Fund and Select Strategic Growth Fund commenced operations on February 20, 1998. Expenses shown are annualized.



(*) Amount has been adjusted to reflect a voluntary expense limitation currently in effect for Select Emerging Markets Fund, Select Value Opportunity Fund, and Select Strategic Growth Fund. Without these adjustments, the Management Fees and Total Fund Expenses would have been 1.35% and 2.54%, respectively, for Select Emerging Markets Fund, 0.91% and 0.99%, respectively, for Select Value Opportunity Fund, and 0.85% and 1.66%, respectively, for the Select Strategic Growth Fund.



(**) Effective June 1, 1998, the management fee rate for the Select Growth Fund was revised. The Management Fee and Total Fund Expense ratios shown in the table above have been adjusted to assume that the revised rates took effect January 1, 1998.



(1) Until further notice, Allmerica Financial Investment Management Services, Inc. (the "Manager") has declared a voluntary expense limitation of 1.35% of average net assets for Select Aggressive Growth Fund and Select Capital Appreciation Fund, 1.25% for Select Value Opportunity Fund, 1.50% for Select International Equity Fund, 1.20% for Select Growth Fund, 1.10% for Select Growth and Income Fund, 1.00% Select Income Fund and 0.60% for Money Market Fund. The total operating expenses of these Funds of the Trust were less than their respective expense limitations throughout 1998.



Until further notice, the Manager has declared a voluntary expense limitation of 1.20% of average daily net assets for the Select Strategic Growth Fund. In addition, the Manager has agreed to voluntarily waive its management fee to the extent that expenses of the Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets, except that such waiver shall not exceed the net amount of management fees earned by the Manager from the Fund after subtracting fees paid by the Manager to a sub-advisor.



Until further notice, the Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets.



The declaration of a voluntary management fee or expense limitation in any year does not bind the Manager to declare future expense limitations with respect to these Funds.



(2) These Funds have entered into agreements with brokers whereby brokers rebate a portion of commissions. Had these amounts been treated as reductions of expenses, the total annual fund operating expense ratios would have been 2.19% for Select Emerging Markets Fund, 0.92% for Select Aggressive Growth Fund, 1.02% for Select Capital Appreciation Fund, 0.94% for Select Value Opportunity Fund, 1.01% for Select International Equity Fund, 0.84% for Select Growth Fund, 1.14% for Select Strategic Growth Fund, and 0.70% for Select Growth and Income Fund.



(3) A portion of the brokerage commissions that certain funds paid was used to reduce fund expenses. In addition, certain funds, or Fidelity Management & Research Company on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, total operating expenses would have been 0.57% for the Fidelity VIP Equity-Income Portfolio and 0.66% for the Fidelity VIP Growth Portfolio.



The Underlying Fund information above was provided by the Underlying Funds and was not independently verified by the Company.



EXPENSE EXAMPLES: The following examples demonstrate the cumulative expenses which an Owner would pay at 1-year, 3-year, 5-year and 10-year intervals under certain contingencies. Each example assumes a $1,000 investment in a Sub-Account and a 5% annual return on assets. As required by rules of the Securities and Exchange Commission ("SEC"), the Contract fee is reflected in the examples by a method designated to show the "average" impact on an investment in the Variable Account. The total Contract fees collected are divided by the total average net assets attributable to the Contracts. The resulting percentage is 0.04%, and the amount of the Contract fee is assumed to be $0.40 in the examples. The Contract fee is not deducted after annuitization.



THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



(1) At the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and no optional benefit riders:(1)



                                  1       3        5
 FUND                            YEAR   YEARS    YEARS    10 YEARS
 ------------------------------  ----   ------   ------   --------
 Select Emerging Markets
  Fund.........................  $36     $110     $187      $ 386
 Select International Equity
  Fund.........................  $25     $ 76     $129      $ 276
 T. Rowe Price International
  Stock Portfolio..............  $25     $ 77     $131      $ 279
 Select Aggressive Growth
  Fund.........................  $24     $ 74     $126      $ 269
 Select Capital Appreciation
  Fund.........................  $25     $ 76     $130      $ 278
 Select Value Opportunity
  Fund.........................  $24     $ 74     $127      $ 272
 Select Growth Fund............  $23     $ 71     $121      $ 260
 Select Strategic Growth
  Fund.........................  $26     $ 81     $138      $ 294
 Fidelity VIP Growth
  Portfolio....................  $21     $ 65     $112      $ 242
 Select Growth and Income
  Fund.........................  $22     $ 67     $115      $ 247
 Fidelity VIP Equity-Income
  Portfolio....................  $20     $ 62     $107      $ 231
 Fidelity VIP High Income
  Portfolio....................  $21     $ 66     $113      $ 244
 Select Income Fund............  $21     $ 64     $110      $ 238
 Money Market Fund.............  $18     $ 55     $ 94      $ 204

(2) At the end of the applicable time period, you would pay the following expenses on a $1000 investment, assuming a 5% annual return on assets and election of either an optional Enhanced Death Benefit Rider or an optional Minimum Guaranteed Annuity Payout Rider(1) with a ten-year waiting period:



FUND                                                                            1 YEAR     3 YEARS    5 YEARS   10 YEARS
-----------------------------------------------------------------------------  ---------  ---------  ---------  ---------
Select Emerging Markets Fund.................................................     $39       $118       $198       $408
Select International Equity Fund.............................................     $27        $83       $142       $301
T. Rowe Price International Stock Portfolio..................................     $27        $84       $143       $304
Select Aggressive Growth Fund................................................     $26        $81       $138       $294
Select Capital Appreciation Fund.............................................     $27        $84       $143       $303
Select Value Opportunity Fund................................................     $27        $82       $140       $297
Select Growth Fund...........................................................     $26        $78       $134       $285
Select Strategic Growth Fund.................................................     $29        $89       $151       $318
Fidelity VIP Growth Portfolio................................................     $24        $73       $125       $267
Select Growth and Income Fund................................................     $24        $74       $127       $272
Fidelity VIP Equity-Income Portfolio.........................................     $23        $70       $120       $257
Fidelity VIP High Income Portfolio...........................................     $24        $74       $126       $269
Select Income Fund...........................................................     $23        $72       $123       $263
Money Market Fund............................................................     $20        $62       $107       $230



(3) At the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election of both an optional Enhanced Death Benefit Rider and an optional Minimum Guaranteed Annuity Payout Rider(1) with a ten-year waiting period:



FUND                                                                            1 YEAR     3 YEARS    5 YEARS   10 YEARS
-----------------------------------------------------------------------------  ---------  ---------  ---------  ---------
Select Emerging Markets Fund.................................................     $41       $125       $210       $430
Select International Equity Fund.............................................     $30        $91       $154       $325
T. Rowe Price International Stock Portfolio..................................     $30        $92       $156       $328
Select Aggressive Growth Fund................................................     $29        $89       $151       $318
Select Capital Appreciation Fund.............................................     $30        $91       $155       $327
Select Value Opportunity Fund................................................     $29        $89       $152       $321
Select Growth Fund...........................................................     $28        $86       $146       $309
Select Strategic Growth Fund.................................................     $31        $96       $163       $342
Fidelity VIP Growth Portfolio................................................     $26        $80       $137       $292
Select Growth and Income Fund................................................     $27        $82       $140       $297
Fidelity VIP Equity-Income Portfolio.........................................     $25        $77       $132       $282
Fidelity VIP High Income Portfolio...........................................     $26        $81       $138       $294
Select Income Fund...........................................................     $26        $79       $135       $288
Money Market Fund............................................................     $23        $70       $119       $256



(1) If the Minimum Guaranteed Annuity Payout Rider is exercised, you may only annuitize under a fixed annuity payout option involving a life contingency at the guaranteed annuity purchase rates listed under the Annuity Option Tables in your Contract.

                          SUMMARY OF CONTRACT FEATURES


WHAT IS THE ALLMERICA SELECT CHARTER VARIABLE ANNUITY?


The Allmerica Select Charter variable annuity contract ("Contract") is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include: a customized investment portfolio; experienced professional investment advisers; tax deferral on earnings; guarantees that can protect your family; income payments that you can receive for life; issue age up to the 90th birthday of the oldest person among the Owner(s) and the Annuitant(s).



The Contract has two phases, an accumulation phase and, if you choose to annuitize, an annuity payout phase. During the accumulation phase, you may allocate your initial payment and any additional payments you choose to make among the combination of portfolios of securities ("Funds") under your Contract, the Guarantee Period Accounts, and the Fixed Account. You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. Your Contract's Accumulated Value is based on the investment performance of the Funds and any accumulations in the Guarantee Period and Fixed Accounts. No income taxes are paid on any earnings under the Contract unless you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of your death. See discussion below "WHAT HAPPENS UPON MY DEATH DURING THE ACCUMULATION PHASE?"


WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?


During the annuity payout phase, you, or the payee you designate, can receive income based on several annuity payout options. You choose the annuity payout option and the date for annuity benefit payments to begin. You also decide whether you want variable annuity benefit payments based on the investment performance of certain Funds, fixed-amount annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed-amount and variable annuity benefit payments. Among the payout options available during the annuity payout phase are: periodic payments for the Annuitant's lifetime; periodic payments for the Annuitant's life and the life of another person selected by you; periodic payments for the Annuitant's lifetime with any remaining guaranteed payments continuing for 10 years in the event that the Annuitant dies before the end of ten years; periodic payments over a specified number of years (1 to 30). Under this option you may reserve the right to convert remaining payments to a lump-sum payout by electing a "commutable" option.



An optional Minimum Guaranteed Annuity Payout Rider is available during the accumulation phase in most jurisdictions for a separate monthly charge. See "M. Optional Minimum Guaranteed Annuity Payout Rider" under "DESCRIPTION OF THE CONTRACT." If elected, the Rider guarantees the Owner a minimum amount of fixed annuity lifetime income during the annuity payout phase, subject to certain conditions. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base is determined. The Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the guaranteed annuity purchase rates listed under the Annuity Option Tables in your Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:



    (a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable; or



    (b) the Accumulated Value on the effective date of the Rider compounded daily at the annual rate of 5% plus gross payments made thereafter compounded daily at the annual rate of 5%, starting on the date each payment is applied, decreased proportionately to reflect withdrawals; or

    (c) the highest Accumulated Value on any Contract anniversary since the Rider effective date, as determined after positive adjustments have been made for subsequent payments and any positive Market Value Adjustment, if applicable, and negative adjustments have been made for subsequent withdrawals.



    For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:



                            amount of the withdrawal
       Accumulated Value determined immediately prior to the withdrawal.


WHO ARE THE KEY PERSONS UNDER THE CONTRACT?


The Contract is between you, (the "Owner"), and us, Allmerica Financial Life Insurance and Annuity Company (for contracts issued in all jurisdictions except Hawaii and New York) or First Allmerica Financial Life Insurance Company (for contracts issued in Hawaii and New York). Each Contract has an Owner (or an Owner and a Joint Owner, in which case one of the two must be an Annuitant), an Annuitant (or an Annuitant and a Joint Annuitant) and one or more beneficiaries. As Owner, you make payments, choose investment allocations, receive annuity benefit payments (or designate someone else to receive annuity benefit payments) and select the Annuitant and beneficiary. When a Contract is owned jointly, the consent of both Owners is required in order to exercise any ownership rights. The Annuitant is the individual upon whose continuation of life annuity benefit payments involving life contingency depend. An Annuitant may be changed at any time after issue of the Contract and prior to the Annuity Date, unless (1) the Owner is a nonnatural person or (2) you are taking life expectancy distributions. For more information about life expectancy distributions, see "F. Withdrawals." At all times there must be at least one Annuitant. If an Annuitant dies and a replacement is not named, you will become the new Annuitant. The beneficiary is the person, persons or entity entitled to the death benefit prior to the Annuity Date and who, under certain circumstances, may be entitled to annuity benefit payments upon the death of an Owner on or after the Annuity Date.


HOW MUCH CAN I INVEST AND HOW OFTEN?

The number and frequency of your payments are flexible, subject only to a $25,000 minimum for your initial payment and a $100 minimum for any additional payments. In addition, a minimum of $1,000 is always required to establish a Guarantee Period Account.

WHAT ARE MY INVESTMENT CHOICES?


You may allocate payments among the Sub-Accounts investing in the Funds, the Guarantee Period Accounts, and the Fixed Account.


    THE SUB-ACCOUNTS INVEST IN THE FOLLOWING FOURTEEN FUNDS:

    - Select Emerging Markets Fund
     Managed by Schroder Capital Management International Inc.

    - Select International Equity Fund
     Managed by Bank of Ireland Asset Management (U.S.) Limited

    - T. Rowe Price International Stock Portfolio
     Managed by Rowe Price-Fleming International, Inc.

    - Select Aggressive Growth Fund
Managed by Nicholas-Applegate Capital Management, L.P.

    - Select Capital Appreciation Fund
     Managed by T. Rowe Price Associates, Inc.

    - Select Value Opportunity Fund
     Managed by Cramer Rosenthal McGlynn, LLC

    - Select Growth Fund
     Managed by Putnam Investment Management, Inc.

    - Select Strategic Growth Fund
     Managed by Cambiar Investors, Inc.

    - Fidelity VIP Growth Portfolio
     Managed by Fidelity Management & Research Company


    - Select Growth and Income Fund
     Managed by J. P. Morgan Investment Management Inc.


    - Fidelity VIP Equity-Income Portfolio
     Managed by Fidelity Management & Research Company

    - Fidelity VIP High Income Portfolio
     Managed by Fidelity Management & Research Company

    - Select Income Fund
     Managed by Standish, Ayer & Wood, Inc.

    - Money Market Fund
     Managed by Allmerica Asset Management, Inc.

CERTAIN FUNDS MAY NOT BE AVAILABLE IN ALL STATES.


GUARANTEE PERIOD ACCOUNTS. Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account, except in California where assets are held in the Company's General Account. Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to nine Guarantee Periods ranging from three to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period. If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the account's value; however, this adjustment will never be applied against your principal. In addition, earnings in the GPA after application of the Market Value Adjustment will not be less than an effective annual rate of 3%. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see "GUARANTEE PERIOD ACCOUNTS."


THE GUARANTEE PERIOD ACCOUNTS MAY NOT BE AVAILABLE IN ALL STATES.

FIXED ACCOUNT. The Fixed Account is part of the General Account, which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. The initial rate in effect on the date an amount is allocated to the Fixed Account is guaranteed for one year from that date. For more information about the Fixed Account, see APPENDIX A, "MORE INFORMATION ABOUT THE FIXED ACCOUNT."


WHO ARE THE INVESTMENT ADVISERS OF THE FUNDS AND HOW ARE THEY SELECTED?

BARRA RogersCasey, Inc. ("BARRA RogersCasey"), a pension consulting firm, assists the Company in the selection of the Contract's Funds. In addition, BARRA RogersCasey assists the Trust in the selection of investment advisers for the Funds of the Trust. BARRA RogersCasey provides consulting services to pension plans representing hundreds of billions of dollars in total assets and, in its consulting capacity, monitors the investment performance of over 1000 investment advisers. BARRA RogersCasey is wholly-controlled by BARRA, Inc. As a consultant, BARRA RogersCasey has no discretionary or decision-making authority with respect to the Funds, and has no responsibility for any investment advice or other services provided to the Funds by Allmerica Financial Investment Management Services, Inc. ("Manager") or the investment advisers.

The Manager, an affiliate of the Company, is the investment manager of the Trust. The Manager has entered into agreements with investment advisers ("Sub-Advisers") selected by the Manager and the Trustees in consultation with BARRA RogersCasey. Each Sub-Adviser is selected by using strict objective, quantitative, and qualitative criteria, with special emphasis on the Sub-Adviser's record in managing similar portfolios. In consultation with BARRA RogersCasey, a committee monitors and evaluates the ongoing performance of all of the Funds. The committee may recommend the replacement of a Sub-Adviser of one of the Funds of the Trust, or the addition or deletion of any other Funds. The committee includes members who may be affiliated or unaffiliated with the Company and the Trust. The Sub-Advisers (other than Allmerica Asset Management, Inc.) are not affiliated with the Company or the Trust.


Fidelity Management & Research Company ("FMR") is the investment adviser of Fidelity VIP. FMR is one of America's largest investment management organizations and has its principal business address at 82 Devonshire Street, Boston, MA. It is composed of a number of different companies, which provide a variety of financial services and products. FMR is the original Fidelity company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services.



Rowe Price-Fleming International, Inc. ("Price-Fleming") is the investment adviser of T. Rowe Price. Price-Fleming, founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Roger Fleming Holdings, Limited, is one of the largest no-load international mutual fund asset managers with approximately $32 billion (as of December 31, 1998) under management in its offices in Baltimore, London, Tokyo, Hong Kong, Singapore and Buenos Aires.

The following are the investment advisers of the Funds:


                  Fund                                  Investment Adviser
-----------------------------------------------------------------------------------------
SELECT EMERGING MARKETS FUND              SCHRODER CAPITAL MANAGEMENT INTERNATIONAL INC.
SELECT INTERNATIONAL EQUITY FUND          BANK OF IRELAND ASSET MANAGEMENT (U.S.) LIMITED
T. ROWE PRICE INTERNATIONAL STOCK         ROWE PRICE-FLEMING INTERNATIONAL, INC.
  PORTFOLIO
SELECT AGGRESSIVE GROWTH FUND             NICHOLAS-APPLEGATE CAPITAL MANAGEMENT, L.P.
SELECT CAPITAL APPRECIATION FUND          T. ROWE PRICE ASSOCIATES, INC.
SELECT VALUE OPPORTUNITY FUND             CRAMER ROSENTHAL MCGLYNN, LLC
SELECT GROWTH FUND                        PUTNAM INVESTMENT MANAGEMENT, INC.
SELECT STRATEGIC GROWTH FUND              CAMBIAR INVESTORS, INC.
FIDELITY VIP GROWTH PORTFOLIO             FIDELITY MANAGEMENT & RESEARCH COMPANY
SELECT GROWTH AND INCOME FUND             J. P. MORGAN INVESTMENT MANAGEMENT INC.
FIDELITY VIP EQUITY-INCOME PORTFOLIO      FIDELITY MANAGEMENT & RESEARCH COMPANY
FIDELITY VIP HIGH INCOME PORTFOLIO        FIDELITY MANAGEMENT & RESEARCH COMPANY
SELECT INCOME FUND                        STANDISH, AYER & WOOD, INC.
MONEY MARKET FUND                         ALLMERICA ASSET MANAGEMENT, INC.


CAN I MAKE TRANSFERS AMONG THE SUB-ACCOUNTS?


Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts investing in the Funds, the Guarantee Period Accounts, and the Fixed Account. You will incur no current taxes on transfers while your money remains in the Contract. See "D. Transfer Privilege." The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25. As of the date of this Prospectus, transfers may be made to and among all of the available Sub-Accounts. However, should additional Funds be added to the Contract, the Company reserves the right to limit the number of Sub-Accounts which may be used during the life of the Contract.


WHAT IF I NEED MY MONEY BEFORE THE ANNUITY PAYOUT PHASE BEGINS?


You may surrender your Contract or make withdrawals any time before the annuity payout phase begins. A 10% federal tax penalty may apply on all amounts deemed to be earnings if you are under age 59 1/2. (A Market Value Adjustment may apply to any withdrawal made from a Guarantee Period Account prior to the expiration of the Guarantee Period.)



WHAT HAPPENS UPON MY DEATH DURING THE ACCUMULATION PHASE?



If you or a Joint Owner (or an Annuitant in the event that the Owner is a nonnatural person) should die before the Annuity Date, a death benefit will be paid to the beneficiary.


The standard death benefit will be equal to the GREATER of: The Accumulated Value increased by any positive Market Value Adjustment; or gross payments, decreased proportionately to reflect withdrawals (for each withdrawal, the proportionate reduction is calculated as the death benefit under this option immediately prior to the withdrawal, multiplied by the withdrawal amount, and divided by the Accumulated Value immediately prior to the withdrawal).


An optional Enhanced Death Benefit Rider is available if you are under age 89 for a separate monthly charge. See "G. Death Benefit" under "DESCRIPTION OF THE CONTRACT." Under the Enhanced Death Benefit Rider:



I. If an Owner (or an Annuitant if the Owner is a nonnatural person) dies before the Annuity Date and before the oldest Owner's 90th birthday, the death benefit will be equal to the GREATEST of:

(a) the Accumulated Value increased by any positive Market Value Adjustment; or


(b) gross payments compounded daily at the annual rate of 5%, starting on the date each payment is applied, decreased proportionately to reflect withdrawals (in Hawaii and New York the 5% compounding is not available; therefore, (b) equals gross payments decreased proportionately to reflect withdrawals); or



(c) the highest Accumulated Value on any prior Contract anniversary, increased for any positive Market Value Adjustment and subsequent payments and decreased proportionately for subsequent withdrawals.


The (c) value is determined on each Contract anniversary. A snapshot is taken of the current (a) value and compared to snapshots taken of the (a) value on all prior Contract anniversaries, after all of the (a) values have been adjusted to reflect subsequent payments and decreased proportionately for subsequent withdrawals. The highest of all of these adjusted (a) values then becomes the
(c) value. This (c) value becomes the floor below which the death benefit will not drop and is locked-in until the next Contract anniversary. The values of (b) and (c) will be decreased proportionately if withdrawals are taken.


II. If an Owner (or an Annuitant if the Owner is a nonnatural person) dies before the Annuity Date but after the oldest Owner's 90th birthday, the death benefit will be equal to the GREATER of:


(a) the Accumulated Value increased by any positive Market Value Adjustment; or

(b) the death benefit, as calculated under I, that would have been payable on the Contract anniversary immediately prior to the oldest Owner's 90th birthday, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?


If the Accumulated Value is less than $75,000 on each Contract anniversary or upon surrender, the Company will deduct a $35 Contract fee from your Contract. (This fee may vary by state. See your Contract for more information.)



A deduction for state and local premium taxes, if any, may be made as described under "D. Premium Taxes."



The Company will deduct on a daily basis, an annual Mortality and Expense Risk Charge and Administrative Expense Charge equal to 1.25% and 0.15%, respectively, of the average daily net assets invested in each Fund. The Funds will incur certain management fees and expenses which are described in "Other Charges" and in the prospectuses of the Underlying Funds, which accompany this Prospectus.



Subject to state availability, optional benefit riders are available for an additional charge equal to an annual rate of 0.25% for a Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period, 0.15% for a Minimum Guaranteed Annuity Payout Rider with a fifteen-year waiting period and 0.25% for an Enhanced Death Benefit Rider, which is deducted on the last day of each month and on the date the Rider is terminated. For more information, see "G. Death Benefit" and "M. Optional Minimum Guaranteed Annuity Payout Rider" under "DESCRIPTION OF THE CONTRACT" and see "C. Optional Benefit Rider Charges" under "CHARGES AND DEDUCTIONS."


CAN I EXAMINE THE CONTRACT?

Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be cancelled. (There may be a longer period in certain states; see the "Right to Examine" provision on the cover of your Contract.) If you cancel the Contract, you will receive a refund of any amounts allocated to the Fixed and Guarantee Period Accounts and the Accumulated Value of any amounts allocated to the Sub-Accounts (plus any fees or charges that may have been deducted.) However, if state law requires, or if the Contract was issued as an Individual Retirement Annuity (IRA) you will generally receive a refund of your entire payment. In certain states this refund may be the greater of (1) your entire payment or (2) the amounts allocated to the Fixed and the Guarantee Period Accounts plus the Accumulated Value of amounts in the Sub-Accounts, plus any fees or charges previously deducted. See "B. Right to Cancel Individual Retirement Annuity" and "C. Right to Cancel All Other Contracts."

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?


You can make several changes after receiving your Contract: You may assign your ownership to someone else, except under certain qualified plans. You may change an Annuitant at any time after Contract issue and prior to the Annuity Date, unless the Owner is a nonnatural person and except while taking life expectancy distributions. You may change the beneficiary, unless you have designated a beneficiary irrevocably. You may change your allocation of payments. You may make transfers among your accounts prior to the Annuity Date without any tax consequences. You may cancel your Contract within ten days of delivery (or longer if required by state law).

                            PERFORMANCE INFORMATION


The Contract was first offered to the public in January 1999. The Company, however, may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Funds have been in existence. Performance results in Tables 1A and 2A for all periods shown below are calculated with all charges assumed to be those applicable to the Contract, the Sub-Accounts and the Underlying Funds Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance.


The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Fund other than the Money Market Fund refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.


Quotations of average annual total return as shown in Tables 1A and 2A of Appendix B and C are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.40%, the annual Contract fee and the Underlying Fund charges. The calculation is not adjusted to reflect the deduction of the optional Minimum Guaranteed Annuity Payout Rider charge or the optional Enhanced Death Benefit Rider charge which, if elected, would reduce performance.



The performance shown in Table 2A of Appendix B and C are calculated in exactly the same manner as those in Table 1A; however, the period of time is based on the Underlying Fund's lifetime, which may predate the Sub-Accounts' inception dates. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Fund was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under the Contract.



Allmerica Financial Life Insurance and Annuity Company performance tables can be found in Appendix B. First Allmerica Financial Life Insurance Company performance tables can be found in Appendix C.


For more detailed information about these performance calculations, including actual formulas, see the Statement of Additional Information.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE

INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.


Performance information for a Sub-Account may be compared, in reports and promotional literature, to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;
(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper, Inc., a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Contract features.


At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

              DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS,
                   THE TRUST, FIDELITY VIP, AND T. ROWE PRICE


THE COMPANIES. Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial") is a life insurance company organized under the laws of Delaware in July 1974. Its Principal Office is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000. Allmerica Financial is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, Allmerica Financial is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 1998, Allmerica Financial had over $14 billion in assets and over $26 billion of life insurance in force.


Effective October 1, 1995, Allmerica Financial changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. Allmerica Financial is an indirectly wholly owned subsidiary of First Allmerica Financial Life Insurance Company which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC").


First Allmerica Financial Life Insurance Company ("First Allmerica") organized under the laws of Massachusetts in 1844, is the fifth oldest life insurance company in America. As of December 31, 1998, First Allmerica and its subsidiaries had over $27 billion in combined assets and over $48 billion of life insurance in force. Effective October 16, 1995, First Allmerica converted from a mutual life insurance company known as State Mutual Life Assurance Company of America to a stock life insurance company and adopted its present name. First Allmerica is a wholly owned subsidiary of AFC. First Allmerica's principal office ("Principal Office") is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000.

First Allmerica is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, First Allmerica is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

Both companies are charter members of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.


ALLMERICA SELECT SEPARATE ACCOUNT. Each Company maintains a separate account called the Allmerica Select Separate Account (the "Variable Account"). The Variable Account of Allmerica Financial was authorized by vote of the Board of Directors of the Company on March 5, 1992 and the Variable Account of First Allmerica was authorized by vote of the Board of Directors of the Company on August 20, 1991. Each Variable Account meets the definition of a "separate account" under federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("the 1940 Act"). This registration does not involve the supervision or management of investment practices or policies of the Variable Accounts by the SEC.



The Allmerica Select Separate Account is a separate investment account of the Company with fourteen Sub-Accounts. The assets used to fund the variable portions of the Contract are set aside in Sub-Accounts kept separate from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company. The income, capital gains or capital losses of each Sub-Account, however, are allocated to each Sub-Account, without regard to any other income, capital gains, or capital losses of the Company. Obligations under the Contracts are obligations of the Company. Under Delaware and Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.



The Company reserves the right, subject to compliance with applicable law, to change the names of the Separate Account and the Sub-Accounts. The Company also offers other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. In addition, the Variable Account may invest in other underlying funds which are not available to the contracts described in this Prospectus.


ALLMERICA INVESTMENT TRUST. Allmerica Investment Trust (the "Trust") is an open-end, diversified, management investment company registered with the SEC under the 1940 Act. The Trust was established as a Massachusetts business trust on October 11, 1984, for the purpose of providing a vehicle for the investment of assets of various separate accounts established by the Company or other affiliated insurance companies. Ten investment portfolios of the Trust currently are available under the Contract, each issuing a series of shares: Select Emerging Markets Fund, Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Value Opportunity Fund, Select Growth Fund, Select Strategic Growth Fund, Select Growth and Income Fund, Select Income Fund and the Money Market Fund. The assets of each Fund are held separate from the assets of the other Funds. Each Fund operates as a separate investment vehicle and the income or losses of one Fund have no effect on the investment performance of another Fund. Shares of the Trust are not offered to the general public but solely to such variable accounts.

Allmerica Financial Investment Management Services, Inc. ("Manager") serves as the investment adviser of the Trust and has entered into sub-advisory agreements with other investment managers ("Sub-Advisers") who manage the investments of the Funds. See "Investment Advisory Services to the Trust."

VARIABLE INSURANCE PRODUCTS FUND. Variable Insurance Products Fund ("Fidelity VIP"), managed by Fidelity Management & Research, Inc., is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981 and registered with the SEC under the 1940 Act.

Three of its investment portfolios are available under the Contract: Fidelity VIP High Income Portfolio, Fidelity VIP Equity-Income Portfolio, and Fidelity VIP Growth Portfolio.

Various Fidelity companies perform certain activities required to operate Fidelity VIP. Fidelity Management & Research, Inc. ("FMR") is one of America's largest investment management organizations, and has its principal business address at 82 Devonshire Street, Boston, Massachusetts. It is composed of a number of different companies which provide a variety of financial services and products. FMR is the original Fidelity company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. The Portfolios of Fidelity VIP as part of their operating expenses pay an investment management fee to FMR. See "Investment Advisory Services to Fidelity VIP."

T. ROWE PRICE INTERNATIONAL SERIES, INC. T. Rowe Price International Series, Inc. ("T. Rowe Price"), managed by Rowe Price-Fleming International, Inc. ("Price-Fleming"), is an open-end, diversified, management investment company organized as a Maryland corporation in 1994 and registered with the SEC under the 1940 Act. One of its investment portfolios is available under the Contract: the T. Rowe Price International Stock Portfolio. See "Investment Advisory Services to T. Rowe Price." One of its affiliates, T. Rowe Price Associates, Inc., serves as the Sub-Adviser to the Select Capital Appreciation Fund.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE FUNDS, AND OTHER RELEVANT INFORMATION REGARDING THE FUNDS MAY BE FOUND IN THE PROSPECTUSES OF THE TRUST, FIDELITY VIP AND T. ROWE PRICE, WHICH ACCOMPANY THIS PROSPECTUS, AND SHOULD BE READ CAREFULLY BEFORE INVESTING. Also, the Statements of Additional Information of the Funds are available upon request. There can be no assurance that the investment objectives of the Funds can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract.

SELECT EMERGING MARKETS FUND -- seeks long-term growth of capital by investing in the world's emerging markets. The Sub-Adviser for the Select Emerging Markets Fund is Schroder Capital Management International Inc.

SELECT INTERNATIONAL EQUITY FUND -- seeks maximum long-term total return (capital appreciation and income). The Fund will invest primarily in common stocks of established non-U.S. companies. The Sub-Adviser for the Select International Equity Fund is Bank of Ireland Asset Management (U.S.) Limited.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. The manager of the Portfolio is Rowe Price-Fleming International, Inc.

SELECT AGGRESSIVE GROWTH FUND -- seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation. The Sub-Adviser for the Select Aggressive Growth Fund is Nicholas-Applegate Capital Management, L.P.

SELECT CAPITAL APPRECIATION FUND -- seeks long-term growth of capital. Realization of income is not a significant investment consideration, and any income realized on the Fund's investments will be incidental to its primary objective. The Fund will invest primarily in common stock of industries and companies which are experiencing favorable demand for their products and services, and which operate in a favorable competitive environment and regulatory climate. The Sub-Adviser for the Select Capital Appreciation Fund is
T. Rowe Price Associates, Inc.

SELECT VALUE OPPORTUNITY FUND -- seeks long-term growth of capital by investing principally in diversified portfolio of common stocks of small and mid-size companies whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued. The Sub-Adviser for the Select Value Opportunity Fund is Cramer Rosenthal McGlynn, LLC.

SELECT GROWTH FUND -- seeks to achieve growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential. The Sub-Adviser for the Select Growth Fund is Putnam Investment Management, Inc.

SELECT STRATEGIC GROWTH FUND -- seeks long-term growth of capital by investing primarily in common stocks of established companies. The Sub-Adviser for the Select Strategic Growth Fund is Cambiar Investors, Inc.

FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation also may be found in other types of securities, including bonds and preferred stocks.


SELECT GROWTH AND INCOME FUND -- seeks a combination of long-term growth of capital and current income. The Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks. The Sub-Adviser for the Select Growth and Income Fund is J. P. Morgan Investment Management Inc.


FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated fixed-income securities (commonly referred to as "junk bonds"), while also considering growth of capital. These securities are often considered to be speculative and involve greater risk of default or price changes than securities assigned a high quality rating. For more information about these lower-rated securities, see the Fidelity VIP prospectus.

SELECT INCOME FUND -- seeks a high level of current income. The Fund will invest primarily in investment-grade, fixed-income securities. The Sub-Adviser for the Select Income Fund is Standish, Ayer & Wood, Inc. Money Market Fund seeks to obtain maximum current income consistent with the preservation of capital and liquidity. Allmerica Asset Management, Inc. is the Sub-Adviser of the Money Market Fund.

If there is a material change in the investment policy of a Fund, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or (2) the receipt of the notice of the Owner's right to transfer.

                          INVESTMENT ADVISORY SERVICES


INVESTMENT ADVISORY SERVICES TO THE TRUST. The overall responsibility for the supervision of the affairs of the Trust rests with the trustees. The Trust has entered into an agreement ("Management Agreement") with Allmerica Financial Investment Management Services, Inc. ("Manager"), an indirectly wholly owned subsidiary of First Allmerica, to handle the day-to-day affairs of the Trust. The Manager, subject to review by the trustees, is responsible for the general management of the Funds of the Trust. The Manager also performs certain administrative and management services for the Trust, furnishes to the Trust all necessary office space, facilities and equipment, and pays the compensation, if any, of officers and trustees affiliated with the Manager.

Other than the expenses specifically assumed by the Manager under the Management Agreement, all expenses incurred in the operation of the Trust are borne by it, including fees and expenses associated with the registration and qualification of the Trust's shares under the Securities Act of 1933 ("the 1933 Act"), other fees payable to the SEC, independent public accountant, legal and custodian fees, association membership dues, taxes, interest, insurance premiums, brokerage commission, fees and expenses of the trustees who are not affiliated with the Manager, expenses for proxies, prospectuses, reports to shareholders and other expenses.

For providing its services under the Management Agreement, the Manager will receive a fee, computed daily at an annual rate based on the average daily net asset value of each Fund of the Trust as follows:

FUND                                                    NET ASSET VALUE                    RATE
---------------------------------------  ----------------------------------------------  ---------
Select Emerging Markets Fund                                   *                             1.35%
Select International Equity Fund                       First $100 million                    1.00%
                                                       Next $150 million                     0.90%
                                                       Over $250 million                     0.85%
Select Aggressive Growth Fund                          First $100 million                    1.00%
                                                       Next $150 million                     0.90%
                                                       Over $250 million                     0.85%
Select Capital Appreciation Fund                       First $100 million                    1.00%
                                                       Next $150 million                     0.90%
                                                       Over $250 million                     0.85%
Select Value Opportunity Fund                          First $100 million                    1.00%
                                                       Next $150 million                     0.85%
                                                       Next $250 million                     0.80%
                                                       Next $250 million                     0.75%
                                                       Over $750 million                     0.70%
Select Growth Fund                                     First $250 million                    0.85%
                                                       Next $250 million                     0.80%
                                                       Next $250 million                     0.75%
                                                       Over $750 million                     0.70%
Select Strategic Growth Fund                                   *                             0.85%
Select Growth and Income Fund                          First $100 million                    0.75%
                                                       Next $150 million                     0.70%
                                                       Over $250 million                     0.65%
Select Income Fund                                     First $50 million                     0.60%
                                                        Next $50 million                     0.55%
                                                       Over $100 million                     0.45%
Money Market Fund                                      First $50 million                     0.35%
                                                       Next $200 million                     0.25%
                                                       Over $250 million                     0.20%

* For the Select Emerging Markets Fund and Select Strategic Growth Fund, the rate applicable to the Manager does not vary according to the level of assets in the Fund.

Under the Management Agreement with the Trust, the Manager has entered into agreements with investment advisers ("Sub-Advisers") selected by the Manager and Trustees in consultation with BARRA RogersCasey, Inc. ("BARRA RogersCasey"), a pension consulting firm. The cost of such consultation services is borne by the Manager. BARRA RogersCasey provides consulting services to pension plans representing hundreds of billions of dollars in total assets and, in its consulting capacity, monitors the investment performance of over 1000 investment advisers. BARRA RogersCasey is wholly-controlled by

BARRA, Inc. As a consultant, BARRA RogersCasey has no discretionary or decision-making authority with respect to the Funds, and has no responsibility for any investment advice or other services provided to the Funds by the Manager or the Sub-Advisers.


Each independent Sub-Adviser is selected by using strict objective, quantitative, and qualitative criteria, with special emphasis on the Sub-Adviser's record in managing similar portfolios. In consultation with BARRA RogersCasey, a committee monitors and evaluates the ongoing performance of all of the Funds. The committee may recommend the replacement of a Sub-Adviser of one of the Funds of the Trust, or the addition or deletion of any other Funds. The committee includes members who may be affiliated or unaffiliated with the Company and the Trust. The Sub-Advisers (other than Allmerica Asset Management, Inc.) are not affiliated with the Company or the Trust.


The prospectus of the Trust contains additional information concerning the Funds, including information about additional expenses paid by the Funds, and should be read in conjunction with the Prospectus.


INVESTMENT ADVISORY SERVICES TO FIDELITY VIP. For managing investments and business affairs, each Portfolio pays a monthly management fee to Fidelity Management & Research Company ("FMR"). The prospectus of Fidelity VIP contains additional information about the Portfolios, including information about additional expenses paid by the Portfolios, and should be read in conjunction with this Prospectus.



The fee for each fund is calculated by adding a group fee rate to an individual fund fee rate, multiplying the result by the fund's monthly average net assets, and dividing by twelve.



The Fidelity VIP High Income Portfolio's annual fee rate is made up of the sum of two components:



1. A group fee rate based on the average net assets of all the mutual funds advised by FMR. On an annual basis, this rate cannot rise above 0.37%, and will drop as the total assets under management increase.



2. An individual fund fee rate of 0.45% for the Fidelity VIP High Income Portfolio.



Both Fidelity VIP Growth and Fidelity VIP Equity-Income Portfolios' annual fee rates are made up of two components:



1. A group fee rate based on the average net assets of all the mutual funds advised by FMR. On an annual basis, this rate cannot rise above 0.52%, and will drop as the total assets under management increase.



2. An individual fund fee rate of 0.30% for the Fidelity VIP Growth Portfolio and 0.20% for the Fidelity VIP Equity-Income Portfolio.



Thus, the Fidelity VIP High Income Portfolio may have a fee as high as 0.82% of its average net assets. The Fidelity VIP Growth Portfolio may have a fee of as high as 0.82% of its average net assets. The Fidelity VIP Equity-Income Portfolio may have a fee as high as 0.72% of its average net assets.


INVESTMENT ADVISORY SERVICES TO T. ROWE PRICE. To cover investment management and operating expenses, the T. Rowe Price International Stock Portfolio pays Rowe Price-Fleming International, Inc. a single, all-inclusive fee of 1.05% of its average daily net assets.

                          DESCRIPTION OF THE CONTRACT

A.  PAYMENTS.


The Company issues a contract when its underwriting requirements, which include receipt of the initial payment and allocation instructions by the Company at its Principal Office, are met. These requirements also may include the proper completion of an application; however, where permitted, the Company may issue a Contract without completion of an application and/or signature for certain classes of Contracts.



Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial net payment will be credited to the Contract and allocated among the requested accounts as of the date that all issue requirements are properly met. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the Owner specifically consents to the holding of it pending completion of the outstanding issue requirements. Subsequent payments will be credited as of the Valuation Date received at the Principal Office on the basis of accumulation unit value next determined after receipt.



Payments may be made to the Contract at any time prior to the Annuity Date, subject to certain minimums. Currently, the initial payment must be at least $25,000. Each subsequent payment must be at least $100. The minimum allocation to a Guarantee Period Account is $1,000. If the Owner requests an allocation of less than $1,000 to a Guarantee Period Account, the Company reserves the right to apply that amount to the Money Market Fund of the Trust.


From time to time, where permitted by law, the Company may credit amounts to Contracts when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following: (1) the size and type of group or class, and the persistency expected from that group or class; (2) the total amount of payments to be received, and the manner in which payments are remitted; (3) the purpose for which the Contracts are being purchased, and whether that purpose makes it likely that costs and expenses will be reduced; (4) other transactions where sales expenses are likely to be reduced; or (5) the level of commissions paid to selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer this Contract in connection with financial planning services offered on a fee for service basis). The Company may also credit amounts to Contracts, where either the Owner or the Annuitant on the issue date is within the following class of individuals ("eligible persons"): employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract; employees of the Company, its affiliates and subsidiaries; officers, directors, trustees and employees of any of the Underlying Funds, investment managers or sub-advisers; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.


Generally, unless otherwise requested, all payments will be allocated among the accounts in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. As of the date of this Prospectus, payments to the Contract may be allocated among all of the current Sub-Accounts during the life of the Contract and prior to the Annuity Date. However, should additional Funds be added to the Contract, the Company reserves the right to limit the number of Sub-Accounts among which payments may be allocated. The Owner may change allocation instructions for new payments pursuant to a written or telephone request. If telephone requests are elected by the Owner, a properly completed authorization must be on file before telephone requests will be honored. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The procedures the Company follows for transactions initiated by telephone may include requirements that callers on behalf of an Owner identify themselves by name and identify the Annuitant by name, date of birth and social security number or PIN number. All transfer instructions by telephone are tape-recorded.


B.  RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY.

An individual purchasing a Contract intended to qualify as an IRA may cancel the Contract at any time within ten days after receipt of the Contract and receive a refund. In order to cancel the Contract, the Owner must mail or deliver the Contract to the agent through whom the Contract was purchased, to the Principal Office of the Company at 440 Lincoln Street, Worcester, MA 01653, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.

Within seven days the Company will provide a refund equal to the gross payment(s) received. In some states, however, the refund may equal the greater of (a) gross payments or (b) any amounts allocated to the Fixed and the Guarantee Period Accounts plus the Accumulated Value of amounts allocated to the Variable Account plus any amounts deducted under the Contract or by the Funds for taxes, charges or fees. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate whether the refund will be equal to gross payments or equal to the greater of
(a) or (b) as set forth above.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

C.  RIGHT TO CANCEL ALL OTHER CONTRACTS.


An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by state law) and receive a refund. In most states, the Company will pay the Owner an amount equal to the sum of (1) the difference between the amount paid, including fees, and any amount allocated to the Variable Account, and (2) the Accumulated Value of amounts allocated to the Variable Account as of the date the request is received. If the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payments(s), the IRA cancellation right described above will be used. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.



In order to comply with New York regulations concerning the purchase of a new annuity contract to replace an existing life or annuity contract (a "replacement"), an Owner who purchases the Contract in New York as a replacement may cancel within 60 days after receipt. In order to cancel the Contract, the Owner must mail or deliver it to the Company's Principal Office or to one of its authorized representatives. The Company will refund an amount equal to the Surrender Value plus all fees and charges and the Contract will be void from the beginning.


D.  TRANSFER PRIVILEGE.


At any time prior to the Annuity Date, the Owner may transfer amounts among accounts at any time upon written or telephone request to the Company. As of the date of this Prospectus, transfers may be made to and among all of the available Sub-Accounts. However, should additional Funds be added to the Contract, the Company reserves the right to limit the number of Sub-Accounts which may be used during the life of the Contract. As discussed in "A. Payments," a properly completed authorization form must be on file before telephone requests will be honored. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request.


Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the Money Market

Fund. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.


The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. The Company does not currently charge for additional transfers but reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing these additional transfers.


The Company also reserves the right to restrict transfer privileges when exercised by a market timing firm or any other third party authorized to initiate allocations, transfers or exchanges on behalf of multiple Contract owners, if the execution of such transactions may disadvantage or potentially impair the Contract rights of other Contract owners. The Company may, among other things, not accept (1) the transfer or exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract owner, or
(2) the transfer or exchange instructions of individual Contract owners who have executed pre-authorized transfer or exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract owner at the same time.

ASSET ALLOCATION MODEL REALLOCATIONS. If an Owner elects to follow an asset allocation strategy, the Owner may preauthorize transfers in accordance with the chosen strategy. The Company may provide administrative or other support services to independent third parties who provide recommendations as to such allocation strategies. However, the Company does not engage any third parties to offer investment allocation services of any type under this Contract, does not endorse or review any investment allocation recommendations made by such third parties and is not responsible for the investment allocations and transfers transacted on the Owner's behalf. The Company does not charge for providing additional asset allocation support services. Additional information concerning asset allocation programs for which the Company is currently providing support services may be obtained from a registered representative or the Company.

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) AND AUTOMATIC ACCOUNT REBALANCING OPTIONS. The Owner may elect automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from the Money Market Fund, the Select Income Fund or the Fixed Account (the source account) to one or more Funds. Automatic transfers may not be made into the Fixed Account, the Guarantee Period Accounts or, if applicable, the Fund being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Funds. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically and the Owner must provide a new request to the Company.

To the extent permitted by state law, the Company reserves the right, from time to time, to credit an enhanced interest rate to certain initial and/or subsequent payments deposited into the Fixed Account and utilizing the Fixed Account as the source account from which to process automatic transfers. For more information see APPENDIX A, "MORE INFORMATION ABOUT THE FIXED ACCOUNT."

The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as specified by the Owner, the Company will review the percentage allocations in the Funds and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be reallocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the mix or terminate the option is received by the Company.

The Company reserves the right to limit the number of funds that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. The first automatic transfer or rebalancing and all subsequent transfers or rebalancings of that request in the same Contract year count as one transfer towards the 12 transfers which are guaranteed to be free of a transfer charge in each Contract year. Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date.


E.  SURRENDER.


At any time prior to the Annuity Date, an Owner may surrender the Contract and receive an amount equal to the Surrender Value less any applicable tax withholding. The Owner must return the Contract and a signed, written request for surrender, satisfactory to the Company, to the Principal Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date on which the request and the Contract are received at the Principal Office.



After the Annuity Date, only Contracts annuitized under a commutable period certain annuity option may be surrendered. The amount payable is the commuted value of any unpaid annuity benefit payments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments.


Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has by order permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program (Texas ORP) are restricted; see "Tax-Sheltered Annuities" and "Texas Optional Retirement Program."

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the Accumulated Value under the Contract to other Contracts issued by the Company and owned by the trustee. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Principal Office.

For important tax consequences which may result from surrender, see "FEDERAL TAX CONSIDERATIONS."

F.  WITHDRAWALS.

At any time prior to the Annuity Date, an Owner may withdraw a portion of the Accumulated Value of his or her Contract, subject to the limits stated below. The Owner must submit a signed, written request for withdrawal, satisfactory to the Company, to the Principal Office. The written request must indicate the dollar amount the Owner wishes to receive and the accounts from which such amount is to be withdrawn. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment against the remaining value, as described under "GUARANTEE PERIOD ACCOUNTS."

Where allocations have been made to more than one account, a percentage of the withdrawal may be allocated to each such account. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn, computed as of the Valuation Date that the request is received at the Principal Office.


Each withdrawal must be in a minimum amount of $100. Except in New York where no specific balance is required, no withdrawal will be permitted if the Accumulated Value remaining under the Contract would be reduced to less than $1,000. Withdrawals will be paid in accordance with the time limitations described under "E. Surrender."


For important restrictions on withdrawals which are applicable to Owners who are participants under Section 403(b) plans or under the Texas ORP, see "FEDERAL TAX CONSIDERATIONS," "Tax-Sheltered Annuities" and "Texas Optional Retirement Program."

For important tax consequences which may result from withdrawals, see "FEDERAL TAX CONSIDERATIONS."

SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a monthly, bi-monthly, quarterly, semi-annual or annual basis. Systematic withdrawals from Guarantee Period Accounts are not available. The minimum amount of each automatic withdrawal is $100. The Owner may elect, by written request, a specific dollar amount and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account, or the Owner may elect to withdraw a specific percentage of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account. The first withdrawal will take place on the date the written request is received at the Principal Office or, if later, on a date specified by the Owner.


If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Principal Office.



LIFE EXPECTANCY DISTRIBUTIONS. Prior to the Annuity Date, an Owner who also is the Annuitant may elect to make a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option by returning a properly signed LED request form to the Principal Office.



The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time. Under contracts issued in Hawaii and New York, the LED option will terminate automatically on the maximum Annuity Date permitted under the Contract, at which time an Annuity Option must be selected.



If an Owner elects the Company's LED option, in each calendar year a fraction of the Accumulated Value is withdrawn based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Contract changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.



(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). As such, the withdrawals may be treated by the

Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see "FEDERAL TAX CONSIDERATIONS," "B. Taxation of the Contracts in General."


The Company may discontinue or change the LED option at any time, but not with respect to election of the option made prior to the date of any change in the LED option.

G.  DEATH BENEFIT.


In the event that an Owner or (in the event the Owner is a nonnatural person) an Annuitant dies prior to the Annuity Date, the Company will pay the beneficiary a death benefit, except where the Contract is continued as provided below in "H. The Spouse of the Owner as Beneficiary."


DEATH OF AN OWNER PRIOR TO THE ANNUITY DATE. Upon the death of an Owner (or of an Annuitant if the Owner is a nonnatural person), a death benefit will be paid. The standard death benefit will be equal to the GREATER of (a) the Accumulated Value under the Contract increased by any positive Market Value Adjustment; or
(b) gross payments, decreased proportionately to reflect withdrawals (for each withdrawal, the proportionate reduction is calculated as the death benefit under this option immediately prior to the withdrawal multiplied by the withdrawal amount and divided by the Accumulated Value immediately prior to the withdrawal).


OPTIONAL ENHANCED DEATH BENEFIT RIDER. At the time of application for the Contract, the Owner if under age 89, may elect an optional Enhanced Death Benefit Rider. Under the Enhanced Death Benefit Rider:



I. If an Owner (or an Annuitant if the Owner is a nonnatural person) dies before the Annuity Date and before the oldest Owner's 90th birthday, the death benefit will be equal to the GREATEST of:


(a) the Accumulated Value increased by any positive Market Value Adjustment; or


(b) gross payments compounded daily at the annual rate of 5%, starting on the date each payment is applied, decreased proportionately to reflect withdrawals (in Hawaii and New York the 5% compounding is not available; therefore (b) equals gross payments decreased proportionately to reflect withdrawals); or



(c) the highest Accumulated Value on any prior Contract anniversary, increased for any positive Market Value Adjustment and subsequent payments and decreased proportionately for subsequent withdrawals.


The (c) value is determined on each Contract anniversary. A snapshot is taken of the current (a) value and compared to snapshots taken of the (a) value on all prior Contract anniversaries, AFTER all of the (a) values have been adjusted to reflect subsequent payments and decreased proportionately for subsequent withdrawals. The highest of all of these adjusted (a) values then becomes the
(c) value. This (c) value becomes the floor below which the death benefit will not drop and is locked-in until the next Contract anniversary. The values of (b) and (c) will be decreased proportionately if withdrawals are taken.


II. If an Owner (or an Annuitant if the Owner is a nonnatural person) dies before the Annuity Date but after the oldest Owner's 90th birthday, the death benefit will be equal to the greater of:


(a) the Accumulated Value increased by any positive Market Value Adjustment; or

(b) the death benefit, as calculated under I, that would have been payable on the Contract anniversary immediately prior to the oldest Owner's 90th birthday, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

A separate charge is made for an optional Enhanced Death Benefit Rider. On the last day of each month and on the date the Rider is terminated, a charge equal to 1/12th of an annual rate of 0.25% is made against the

Accumulated Value of the Contract at that time. The charge is deducted in arrears through a pro-rata reduction (based on relative values) of Accumulation Units in the Sub-Accounts, of dollar amounts in the Fixed Account, and of dollar amounts in the Guarantee Period Accounts.

PAYMENT OF THE DEATH BENEFIT. The death benefit generally will be paid to the beneficiary in one sum within seven business days of the receipt of due proof of death at the Principal Office unless the Owner has specified a death benefit annuity option. Instead of payment in one sum, the beneficiary may, by written request, elect to:

    (1) defer distribution of the death benefit for a period no more than five years from the date of death; or

    (2) receive a life annuity or an annuity for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning one year from the date of death.

If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Money Market Fund. The excess, if any, of the death benefit over the Accumulated Value also will be transferred to the Sub-Account investing in the Money Market Fund. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.

With respect to the death benefit, the Accumulated Value under the Contract will be based on the unit values next computed after due proof of the death has been received.

H.  THE SPOUSE OF THE OWNER AS BENEFICIARY.


The Owner's spouse, if named as the sole beneficiary, may by written request continue the Contract in lieu of receiving the amount payable upon death of the Owner. The spouse will then become the Owner and Annuitant subject to the following: (1) any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Money Market Fund; (2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be transferred to the Sub-Account investing in the Money Market Fund. Additional payments may be made. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Contract upon such new Owner's death.


I.  ASSIGNMENT.

The Contract, other than one sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and prior to the death of an Owner (see "FEDERAL TAX CONSIDERATIONS"). The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

J.  ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE.


The Owner selects the Annuity Date. To the extent permitted by state law, the Annuity Date may be the first day of any month (1) before the Owner's 85th birthday, if the Owner's age on the issue date of the Contract is 75 or under; or (2) within ten years from the issue date of the Contract and before the Owner's 90th birthday, if the Owner's age on the issue date is between 76 and
90. The Owner may elect to change the Annuity Date by sending a request to the Principal Office at least one month before the Annuity Date. To the extent permitted by state law, the new Annuity Date must be the first day of any month occurring before the Owner's 99th birthday. In no event will the maximum annuitization age exceed 99. If there are Joint Owners, the age of the younger will determine the Annuity Date. The Internal Revenue Code ("the Code") and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. See "FEDERAL TAX CONSIDERATIONS" for further information.


Subject to certain restrictions described below, the Owner has the right (1) to select the annuity option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Annuity benefit payments are determined according to the annuity tables in the Contract, by the annuity option selected, and by the investment performance of the account(s) selected.

To the extent a fixed annuity benefit payment option is selected, Accumulated Value will be transferred to the Fixed Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A, "MORE INFORMATION ABOUT THE FIXED ACCOUNT."


Under a variable annuity payout option, a payment to the Owner, or the payee the Owner designates, equal to the value of the fixed number of Annuity Units in the Sub-Account(s) is made monthly, quarterly, semi-annually or annually. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each annuity benefit payment will vary.


The annuity option selected must produce an initial payment of at least $50 (a lower amount may be required in some states). The Company reserves the right to increase this minimum amount. If the annuity option(s) selected do(es) not produce an initial payment which meet this minimum, a single payment may be made. Once the Company begins making annuity benefit payments, the Owner cannot make withdrawals or surrender the annuity benefit, except where the Owner has elected a commutable period certain option. Beneficiaries entitled to receive remaining payments under either a commutable or noncommutable "period certain" option may elect instead to receive a lump sum settlement. See "K. Description of Variable Annuity Payout Options" below.


If the Owner does not elect an option, a variable life annuity with periodic payments guaranteed for ten years will be purchased. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.


If the owner of a fixed annuity contract issued by the Company wishes to elect a variable annuity option after annuitization, the Company may permit such owner to exchange the fixed contract for a Contract offered in this Prospectus. The proceeds of the fixed contract will be applied towards the variable annuity option desired by the owner. The number of Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.


If the Owner exercises the Minimum Guaranteed Annuity Payout Rider, annuity benefit payments must be made under a fixed annuity payout option involving a life contingency and will be determined based on the guaranteed annuity purchase rates listed under the Annuity Tables in the Contract.


K.  DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS.

The Company provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the Select Growth and Income Fund, the Select Income Fund, the Select Growth Fund and the Money Market Fund.

The Company currently also provides these same options funded through the Fixed Account (fixed-amount annuity payout option). Regardless of how payments were allocated during the accumulation period, any of the variable annuity options or the fixed-amount options may be selected, or any of the variable annuity options may be selected in combination with any of the fixed-amount annuity options. Other annuity options may be offered by the Company. IRS regulations may not permit certain of the available annuity options when used in connection with certain qualified Contracts.

If the Owner (or, if there are Joint Owners, the surviving Joint Owner) dies on or after the Annuity Date, the beneficiary will become the Owner of the contract and any remaining annuity benefit payments will continue to the beneficiary in accordance with the terms of the annuity benefit payment option selected prior to the Annuity Date. If there are Joint Owners on or after the Annuity Date, upon the first Owner death, any remaining annuity benefit payments will continue to the surviving Joint Owner in accordance with the terms of the annuity benefit payment option selected prior to the Annuity Date.

If the Owner selects an annuity payout option which provides for the continuation of payments after the death of an Annuitant, upon the death of an Annuitant on or after the Annuity Date, any remaining payments will continue to be paid to the Owner or the payee the Owner has designated.

VARIABLE LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR TEN YEARS. This variable annuity is payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before the guaranteed number of payments have been made, the remaining guaranteed payments will continue to be paid.

VARIABLE LIFE ANNUITY PAYABLE PERIODICALLY DURING LIFETIME OF THE ANNUITANT ONLY. This variable annuity is payable during the Annuitant's life. It would be possible under this option for the Owner to receive only one annuity benefit payment if the Annuitant dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if the Annuitant dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the lifetime of the Annuitant, no matter how long he or she lives.

UNIT REFUND VARIABLE LIFE ANNUITY. This is an annuity payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant dies and (1) exceeds (2), then periodic variable annuity benefit payments will continue until the number of such payments equals the number determined in (1).


Where:  (1)  is the dollar amount of the Accumulated Value at annuitization divided by the dollar amount of the first payment, and

        (2)  is the number of payments paid prior to the death of the Annuitant.



JOINT AND SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable during the joint lifetime of the Annuitant and another individual (i.e. the beneficiary or a Joint Annuitant), and then continues thereafter during the lifetime of the survivor. The amount of each payment during the lifetime of the survivor is based on the same number of Annuity Units which applied during their joint lifetime. There is no minimum number of payments under this option.

JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable during the joint lifetime of the Annuitant and one other individual (i.e. the beneficiary or a Joint Annuitant), and then continues thereafter during the lifetime of the survivor. The amount of each periodic payment during the lifetime of the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during their joint lifetime. There is no minimum number of payments under this option.

PERIOD CERTAIN VARIABLE ANNUITY. This variable annuity has periodic payments for a stipulated number of years ranging from one to thirty and may be commutable or noncommutable. If the Annuitant dies before the end of the period, remaining payments will continue to be paid. A commutable option provides the Owner with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable period certain option, the Owner may not request a lump sum payment. See "Annuity Benefit Payments" in the SAI.

It should be noted that the period certain option does not involve a life contingency. In computing payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under a period certain option to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to election of the option made prior to the date of any change in this practice.


L.  ANNUITY BENEFIT PAYMENTS.


DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "N. NORRIS Decision" below) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Contract provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.



The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:



    - For life annuity options and noncommutable period certain options of ten years or more (six or more years under New York Contracts), the dollar amount is determined by multiplying (1) the Accumulated Value applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.



    - For commutable period certain options and any period certain option of less than ten years (less than six years under New York Contracts), the dollar amount is determined by multiplying (1) the Surrender Value less premium taxes, if any, applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.



    - For a death benefit annuity, the annuity value will be the amount of the death benefit.



The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.



THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Contract.



DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.



DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected

Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an Annuity Unit of that Sub-Account on the applicable Valuation Date.



The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.



For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.



If the Owner elects the Minimum Guaranteed Annuity Payout Rider, at annuitization the annuity benefit payments provided under the Rider (by applying the guaranteed annuity factors to the Minimum Guaranteed Annuity Payout Benefit
Base), are compared to the payments that would otherwise be available with the Rider. If annuity benefit payments under the Rider are higher, the Owner may exercise the Rider, provided that the conditions of the Rider are met. If annuity benefit payments under the Rider are lower, the Owner may choose not to exercise the Rider and instead annuitize under current annuity factors. See "M. Optional Minimum Guaranteed Annuity Payout Rider," below.



M.  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT RIDER



Subject to state availability, an optional Minimum Guaranteed Annuity Payout Rider is available for a separate monthly charge. The Minimum Guaranteed Annuity Payout Rider guarantees a minimum amount of fixed lifetime income during the annuity payout phase, subject to the conditions described below. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base is determined. The Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is the value that will be annuitized if the Rider is exercised. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the guaranteed annuity purchase rates listed under the Annuity Option Tables in the Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:



(a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable; or



(b) the Accumulated Value on the effective date of the Rider compounded daily at the annual rate of 5% plus gross payments made thereafter compounded daily at the annual rate of 5%, starting on the date each payment is applied, decreased proportionately to reflect withdrawals; or



(c) the highest Accumulated Value on any prior Contract anniversary since the Rider effective date as determined after positive adjustments have been made for subsequent payments and any positive Market Value Adjustment, if applicable, and negative adjustments, have been made for subsequent withdrawals.



For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:



                            amount of the withdrawal

           ----------------------------------------------------------


        Accumulated Value determined immediately prior to the withdrawal

CONDITIONS OF ELECTION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT RIDER.



    - The Owner may elect the Minimum Guaranteed Annuity Payout Rider at Contract issue or at any time thereafter, however, if the Rider is not elected within thirty days after Contract issue or within thirty days after a Contract anniversary date, the effective date of the Rider will be the following Contract anniversary date.



    - The Owner may not elect a Rider with a ten-year waiting period if at the time of election the Annuitant has reached his/her 87th birthday. The Owner may not elect a Rider with a fifteen-year waiting period if at the time of election the Annuitant has reached his/her 82nd birthday.



EXERCISING THE MINIMUM GUARANTEED ANNUITY PAYOUT RIDER.



    - The Owner may only exercise the Minimum Guaranteed Annuity Payout Rider within thirty days after any Contract anniversary following the expiration of a ten or fifteen-year waiting period from the effective date of the Rider.



    - The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided under "K. Description of Variable Annuity Payout Options."



    - The Owner may only annuitize at the guaranteed annuity purchase rates listed under the Annuity Option Tables in the Contract.



TERMINATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT RIDER.



    - The Owner may not terminate the Minimum Guaranteed Annuity Payout Rider prior to the seventh Contract anniversary after the effective date of the Rider, unless such termination occurs on or within thirty days after any contract anniversary and in conjunction with the repurchase of a Minimum Guaranteed Annuity Payout Rider with a waiting period of equal or greater length at its then current price, if available.



    - After the seventh Contract anniversary from the effective date of the Rider the Owner may terminate the Rider at any time.



    - The Owner may repurchase a Rider with a waiting period equal to or greater than the Rider then in force at the new Rider's then current price, if available, however, repurchase may only occur on or within thirty days of a Contract anniversary.



    - Other than in the event of a repurchase, once terminated the Rider may not be purchased again.



    - The Rider will terminate upon surrender of the Contract or the date that a death benefit is payable if the Contract is not continued under "H. The Spouse of the Owner as Beneficiary" (see "DESCRIPTION OF THE CONTRACT").



From time to time the Company may illustrate minimum guaranteed income amounts under the Minimum Guaranteed Annuity Payout Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Contract during the accumulation phase, annuity payout periods, annuity payout options and Minimum Guaranteed Annuity Payout Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.



For example, the illustration below assumes an initial payment of $100,000 for an Owner age 60 (at issue) and exercise of a Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With Payments Guaranteed For 10 Years. The values below have been computed based on a 5% rate of return and are the guaranteed minimums that would be received under the Minimum Guaranteed Annuity

Payout Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.



                                                         MINIMUM      MINIMUM
                                         CONTRACT      GUARANTEED   GUARANTEED
                                        ANNIVERSARY      BENEFIT      ANNUAL
                                        AT EXERCISE       BASE       INCOME(1)
                                      ---------------  -----------  -----------
                                                10      $ 162,889    $  12,153
                                                15      $ 207,892    $  17,695



(1) Other fixed annuity options involving a life contingency other than Life Annuity With Payments Guaranteed for 10 Years are available. See "K. Description of Variable Annuity Payout Options."



The Minimum Guaranteed Annuity Payout Rider does not create Accumulated Value or guarantee performance of any investment option. Because this Rider is based on conservative actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by application of Accumulated Value at current annuity factors. Therefore, the Rider should be regarded as a safety net. As described above, withdrawals will reduce the benefit base.


N.  NORRIS DECISION.

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex Non-Guaranteed Current Annuity Option Rates or (2) the guaranteed unisex rates described in such Contract, regardless of whether the Annuitant is male or female.

O.  COMPUTATION OF VALUES.

THE ACCUMULATION UNIT. Each net payment is allocated to the account(s) selected by the Owner. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the net payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Principal Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses and charges of its Underlying Funds. The value of an Accumulation Unit at inception was set at $1.00 on the first Valuation Date for each Sub-Account.


Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See APPENDIX A, "MORE INFORMATION ABOUT THE FIXED ACCOUNT" and "GUARANTEE PERIOD ACCOUNTS."


The Accumulated Value under the Contract is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and (3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

NET INVESTMENT FACTOR. The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result from dividing (1) by (2) and subtracting (3) and (4) where:

(1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

(2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

(3) is a charge for mortality and expense risks equal to 1.25% on an annual basis of the daily value of the Sub-Account's assets; and

(4) is an administrative charge equal to 0.15% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

For an illustration of an Accumulation Unit calculation using a hypothetical example see the SAI.

                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the prospectuses and SAIs of the Underlying Funds.

A.  VARIABLE ACCOUNT DEDUCTIONS.


MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant (or other individual) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.


If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company intends to recoup commissions and other sales expenses through profits from the Company's General Account, which may include amounts derived from mortality and expense risk charges.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily Administrative Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.


Deductions for the Contract fee (see "B. Contract Fee" below) and for the Administrative Expense Charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. The prospectuses and SAIs of the Underlying contain additional information concerning expenses of the Underlying Funds.

B.  CONTRACT FEE.

A $35 Contract fee currently is deducted on the Contract anniversary and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $75,000. (This fee may vary by state. See your Contract for more information.) Where Contract value has been allocated to more than one account, a percentage of the total Contract fee will be deducted from the value in each account. The portion of the charge deducted from each account will be equal to the percentage which the value in that account bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that account.

Where permitted by law, the Contract fee also may be waived for Contracts where, on the issue date, either the Owner or the Annuitant is within the following class of individuals: employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract; employees of the Company, its affiliates and subsidiaries; officers, directors, trustees and employees of any of the Funds; investment managers or sub-advisers; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.


C.  OPTIONAL BENEFIT RIDER CHARGES



Subject to state availability, the Company offers optional benefit riders that may be elected by the Owner. A separate monthly charge is made for each rider selected. On the last day of each month and on the date the rider is terminated, a charge equal to 1/12th of the applicable annual rate (see table below) is made against the Accumulated Value of the Contract at that time. The charge is made through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts (based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value).

The applicable charge is assessed on the Accumulated Value on the last day of each month and on the date the rider is terminated, multiplied by 1/12th of the following annual percentage rates:



Minimum Guaranteed Annuity Payout Rider with ten-year waiting period.......      0.25%
Minimum Guaranteed Annuity Payout Rider with fifteen-year waiting period...      0.15%
Enhanced Death Benefit Rider...............................................      0.25%



For a description of the Enhanced Death Benefit Rider, see "G. Death Benefit" and for a description of the Minimum Guaranteed Annuity Payout Rider, see "M. Optional Minimum Guaranteed Annuity Payout Rider," under "DESCRIPTION OF THE CONTRACT," above.


D.  PREMIUM TAXES.

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

    1. if the premium tax was paid by the Company when payments were received, the premium tax charge is deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for a Contract at the time payments are received); or


    2. the premium tax charge is deducted in total when annuity benefit payments begin.


In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law.

If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contract value at the time such determination is made.

E.  TRANSFER CHARGE.


The Company currently makes no charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "D. Transfer Privilege."


                           GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the 1933 Act or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of this Contract or any fixed benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.


INVESTMENT OPTIONS. In most jurisdictions, Guarantee Periods ranging from two through ten years may be available. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account, except in California where it is accounted for in the Company's General Account. Each

Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions. Once an interest rate is in effect for a Guarantee Period Account, however, the Company may not change it during the duration of its Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.

Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account on any date other than on the day following the expiration of that Guarantee Period will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the Money Market Fund. The Owner may allocate amounts to any of the Guarantee Periods available.

At least 45 days (but not more than 75 days) prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Principal Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration unless
(1) less than $1,000 would remain in the Guarantee Period Account on its expiration date, or (2) the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the Money Market Fund. Where amounts have been renewed automatically in a new Guarantee Period, it is the Company's current practice to give the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed at the Company's discretion. Under contracts issued in New York, the Company will transfer monies out of the Guarantee Period Account without application of a Market Value Adjustment if the Owner's request is received within ten days of the renewal date.

MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals, or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. In addition, no negative Market Value Adjustment will be applied to a death benefit. However, a positive Market Value Adjustment, if any, will increase the value of the death benefit when based on the Contract's Accumulated Value. See "G. Death Benefit." All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market Value Adjustment, which may increase or decrease the account value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account by the market value factor. The market value factor for each Guarantee Period Account is equal to:

                            [(1+i)/(1+j)](n/365) - 1

        where:  I  is the Guaranteed Interest Rate expressed as a decimal for example: (3% = 0.03) being credited to the current Guarantee Period;

               J is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

               N is the number of days remaining from the Valuation Date to the end of the current Guarantee Period.



Based on the application of this formula, the value of a Guarantee Period Account will increase after the Market Value Adjustment is applied if the then current market rates are lower than the rate being credited to the Guarantee Period Account. Similarly, the value of a Guarantee Period Account will decrease after the Market Value Adjustment is applied if the then current market rates are higher than the rate being credited to the Guarantee Period Account. The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value is also affected by the minimum guaranteed rate of 3% such that the amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, See APPENDIX D, "THE MARKET VALUE ADJUSTMENT."


WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "F. Withdrawals" and "E. Surrender." In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.

In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted or added to the amount remaining in the Guarantee Period Account. If the entire amount in a Guarantee Period Account is requested, the adjustment will be made to the amount payable.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Contract, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the Owner or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with the Contract.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS RECEIVED UNDER VARIABLE ANNUITY CONTRACTS IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

The Company intends to make a charge for any effect which the income, assets, or existence of the Contract, the Variable Account or the Sub-Accounts may have upon its tax. The Variable Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the Variable Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each separate account as though that separate account were a separate taxable entity.

THE VARIABLE ACCOUNT IS CONSIDERED A PART OF AND TAXED WITH THE OPERATIONS OF THE COMPANY. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates.


The IRS has issued regulations relating to the diversification requirements for variable annuity and variable life insurance contracts under Section 817(h) of the Code. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of its assets is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. Under this section of the Code, if the investments are not adequately diversified, the Contract will not be treated as an annuity contract and therefore, the income on the Contract for any taxable year of the Owner, would be treated as ordinary income received or accrued by the Owner. It is anticipated that the Funds of the Allmerica Investment Trust, the Portfolios of Fidelity VIP and the Portfolio of T. Rowe Price in this Contract will comply with the current diversification requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.



In addition, traditionally in order for a variable annuity contract to qualify for tax deferral, the Company, and not the variable contract owner, must be considered to be the owner for tax purposes of the assets in the segregated asset account underlying the variable annuity contract. In certain circumstances, however, variable annuity contract owners may now be considered the owners of these assets for federal income tax purposes. Specifically, the IRS has stated in published rulings that a variable annuity contract owner may be considered the owner of segregated account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued. The Company therefore additionally reserves the right to modify the Contract as necessary in order to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity contracts.


A.  QUALIFIED AND NON-QUALIFIED CONTRACTS.

From a federal tax viewpoint there are two types of variable annuity contracts, "qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a retirement plan which meets the requirements of Sections 401, 403, or 408 of the Code, while a non-qualified contract is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to qualified contracts, see D. below.

B.  TAXATION OF THE CONTRACT IN GENERAL.


The Company believes that the Contracts described in this Prospectus will, with certain exceptions (see "Nonnatural Owner" below), be considered annuity contracts under Section 72 of the Code. Please note, however, if the Owner chooses an Annuity Date beyond the Owner's 85th birthday, it is possible that the Contract may not be considered an annuity for tax purposes, and therefore, Owner will be taxed on the annual increase in the Accumulated Value. The Owner should consult tax and financial advisors for more information. This section governs the taxation of annuities. The following discussion concerns annuities subject to Section 72.

WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, any increase in the Contract's Accumulated Value is not taxable to the Owner until it is withdrawn from the Contract. If the Contract is surrendered or amounts are withdrawn prior to the Annuity Date, any withdrawal of investment gain in value over the cost basis of the Contract will be taxed as ordinary income. Under the current provisions of the Code, amounts received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first attributable to any investment gains credited to the contract over the taxpayer's "investment in the contract." Such amounts will be treated as gross income subject to federal income taxation. "Investment in the contract" is the total of all payments to the Contract which were not excluded from the Owner's gross income less any amounts previously withdrawn which were not included in income. Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract in determining taxable distributions.

ANNUITY PAYOUTS AFTER ANNUITIZATION. When annuity benefit payments are commenced under the Contract, generally a portion of each payment may be excluded from gross income. The excludable portion generally is determined by a formula that establishes the ratio that the investment in the Contract bears to the expected return under the Contract. The portion of the payment in excess of this excludable amount is taxable as ordinary income. Once all the investment in the Contract is recovered, the entire payment is taxable to the Owner, whether or not the Owner is receiving the payments. If an Owner dies before cost basis is recovered, a deduction for the difference is allowed on the Owner's final tax return.

PENALTY ON DISTRIBUTION. A 10% penalty tax may be imposed on the withdrawal of investment gains if the withdrawal is made prior to age 59 1/2. The penalty tax will not be imposed on withdrawals taken on or after age 59 1/2, or if the withdrawal follows the death of an Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the Code) or, in the case of the Owner's "total disability" (as defined in the Code). Furthermore, under
Section 72 of the Code, this penalty tax will not be imposed, irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the Owner. This requirement is met when the Owner elects to have distributions made over the Owner's life expectancy, or over the joint life expectancy of the Owner and beneficiary. The requirement that the amount be paid out as one of a series of "substantially equal" periodic payments is met when the number of units withdrawn to make each distribution is substantially the same. Any modification, other than by reason of death or disability, of distributions which are part of a series of substantially equal periodic payments that occurs before the Owner's age 59 1/2 or five years, will subject the Owner to the 10% penalty tax on the prior distributions. In addition to the exceptions above, the penalty tax will not apply to withdrawals from a qualified Contract made to an employee who has terminated employment after reaching age 55.


In a Private Letter Ruling, the IRS took the position that where distributions from a variable annuity contract were determined by amortizing the accumulated value of the contract over the taxpayer's remaining life expectancy (such as under the contract's LED option), and the option could be changed or terminated at any time, the distributions failed to qualify as part of a "series of substantially equal payments" within the meaning of Section 72 of the Code. The distributions, therefore, were subject to the 10% federal penalty tax. This Private Letter Ruling may be applicable to an Owner who receives distributions under any LED-type option prior to age 59 1/2. subsequent Private Letter Rulings, however, have treated LED-type withdrawal programs as effectively avoiding the 10% penalty tax. The position of the IRS on this issue is unclear.


ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract to another individual as a gift prior to the Annuity Date, the Code provides that the Owner will incur taxable income at the time of the transfer. An exception is provided for certain transfers between spouses. The amount of taxable income upon such taxable transfer is equal to any investment gain in value over the Owner's cost basis at the time of the transfer. The transfer also is subject to federal gift tax provisions.

NONNATURAL OWNERS. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the issue date or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a Contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72 as well. In addition, plan assets are treated as property of the employer, and are subject to the claims of the employer's general creditors.

C.  TAX WITHHOLDING.

The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A 20% withholding requirement applies to distributions from most other qualified contracts. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

The tax treatment of certain withdrawals or surrenders of the non-qualified Contracts offered by this Prospectus will vary according to whether the amount withdrawn or surrendered is allocable to an investment in the Contract made before or after certain dates.

D.  PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS.

The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Contract. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.

Qualified Contracts may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to owners of non-qualified Contracts. Individuals purchasing a qualified Contract should carefully review any such changes or limitations which may include restrictions to ownership, transferability, assignability, contributions, and distributions.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish similar plans for themselves and their employees. Employers intending to use qualified Contracts in connection with such plans should seek competent advice as to the suitability of the Contract to their specific needs and as to applicable Code limitations and tax consequences.

The Company can provide prototype plans for certain pension or profit sharing plans for review by the plan's legal counsel. For information, ask your financial representative.


INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: This term covers all IRAs permitted under Section 408(b) of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Contract as described in this Prospectus. See "B. Right to Cancel Individual Retirement Annuity."


Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) or SIMPLE IRA plans for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

TAX-SHELTERED ANNUITIES ("TSAS"). Under the provisions of Section 403(b) of the Code, payments made to annuity Contracts purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the contracts.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA contract after December 31, 1988, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.


                             STATEMENTS AND REPORTS



An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, but possibly as frequent as quarterly, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.

                        LOANS (QUALIFIED CONTRACTS ONLY)

Loans are available to Owners of TSA Contracts (i.e., contracts issued under Section 403(b) of the Code) and to Contracts issued to plans qualified under Sections 401(a) and 401(k) of the Code. Loans are subject to provisions of the Code and to applicable qualified retirement plan rules. Tax advisors and plan fiduciaries should be consulted prior to exercising loan privileges.

Loaned amounts will be withdrawn first from Sub-Account and Fixed Account values on a pro-rata basis until exhausted. Thereafter, any additional amounts will be withdrawn from the Guarantee Period Accounts (pro-rata by duration and LIFO within each duration), subject to any applicable Market Value Adjustments. The maximum loan amount will be determined under the Company's maximum loan formula. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract and the amount borrowed will be transferred to a loan asset account within the Company's General Account, where it will accrue interest at a specified rate below the then-current loan rate. Generally, loans must be repaid within five years or less, and repayments must be made quarterly and in substantially equal amounts. Repayments will be allocated pro-rata in accordance with the most recent payment allocation, except that any allocations to a Guarantee Period Account will instead be allocated to the Money Market Fund.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund no longer are available for investment or if, in the Company's judgment, further investment in any Underlying Fund should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may withdraw the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds also are issued to variable accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Portfolios also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although the Company, the Trust, Fidelity VIP and T. Rowe Price do not currently foresee any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. If the trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

If any of these substitutions or changes are made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. If the Company deems it to be in the best interest of Owners, and subject to any approvals that may be required under applicable law, the Variable Account or any Sub-Account(s) may be operated as a management company under the 1940 Act, may be deregistered under the 1940 Act if registration is no longer required, or may be combined with other Sub-Accounts or other separate accounts of the Company.

The Company reserves the right, subject to compliance with applicable law, to
(1) transfer assets from the Variable Account or any of its Sub-Accounts to another of the Company's separate accounts or sub-accounts having assets of the same class, (2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law, (3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act, (4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account, (5) to change the methodology for determining the net investment factor, and (6) to change the names of the Variable Account or of the Sub-Accounts. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered. The Company also reserves the right to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code. Any such changes will apply uniformly to all Contracts that are affected. You will be given written notice of such changes.

                                 VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Fund, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to Contracts in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right (whether or not such shares are attributable to the Contract) the Company reserves the right to do so.

The number of votes which an Owner may cast will be determined by the Company as of the record date established by the Underlying Fund. During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Fund share. During the annuity period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the reserve held in each Sub-Account for the Owner's Variable Annuity by the net asset value of one Underlying Fund share. Ordinarily, the Owner's voting interest in the Underlying Fund will decrease as the reserve for the Variable Annuity is depleted.

                                  DISTRIBUTION

The Contract offered by this Prospectus may be purchased from certain independent broker-dealers which are registered under the Securities and Exchange Act of 1934 Act and members of the National Association of Securities Dealers, Inc. ("NASD"). The Contract also is offered through Allmerica Investments, Inc., which is the principal underwriter and distributor of the Contracts. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, is a registered broker-dealer, a member of the NASD and an indirectly wholly owned subsidiary of First Allmerica.

The Company pays commissions not to exceed 1.0% of payments to broker-dealers which sell the Contract, plus ongoing annual compensation of up to 1.0% of Contract value. To the extent permitted by NASD rules, promotional incentives or payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature, and similar services.

Owners may direct any inquiries to their financial representative or to Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, telephone 1-800-366-1492.

                                    SERVICES

The Company receives fees from the investment advisers or other service providers of certain Underlying Funds in return for providing certain services to Owners. Currently, the Company receives service fees with respect to the Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, and Fidelity VIP High Income Portfolio, at an annual rate of 0.10% of the aggregate net asset value, respectively, of the shares of such Underlying Funds held by the Variable Account. With respect to the T. Rowe Price International Stock Portfolio, the Company receives service fees at an annual rate of 0.15% per annum of the aggregate net asset value of shares held by the Variable Account. The Company may in the future render services for which it will receive compensation from the investment advisers or other service providers of other Underlying Funds.

                                 LEGAL MATTERS


There are no legal proceedings pending to which the Variable Account is a party, or to which the assets of the Variable Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.


                              YEAR 2000 COMPLIANCE


The Year 2000 issue is the result of computer programs being written using two digits rather than four to define the applicable year. Any of the Company's computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in a system failure or miscalculations causing disruptions of operations, including, among other things, a temporary inability to process transactions, send invoices or engage in similar normal business activities.



Based on a third party assessment, the Company determined that significant portions of its software required modification or replacement to enable its computer systems to properly process dates beyond December 31, 1999. The Company is presently completing the process of modifying or replacing existing software and believes that this action will resolve the Year 2000 issue. However, if such modifications and conversions are not made, or are not completed timely, or should there be serious unanticipated interruptions from unknown sources, the Year 2000 issue could have a material adverse impact on the operations of the Company. Specifically, the Company could experience, among other things, an interruption in its ability to collect and process premiums, process claim payments, safeguard and manage its invested assets, accurately maintain policyholder information, accurately maintain accounting records, and perform customer service. Any of these specific events, depending on duration, could have a material adverse impact on the results of operations and the financial position of the Company.



The Company has initiated formal communications with all of its suppliers to determine the extent to which the Company is vulnerable to those third parties' failure to remediate their own Year 2000 issue. The Company's total Year 2000 project cost and estimates to complete the project include the estimated costs and time associated with the Company's involvement on a third party's Year 2000 issue, and are based on presently available information. However, there can be no guarantee that the systems of other companies on which the Company's systems rely will be timely converted, or that a failure to convert by another company, or a conversion that is incompatible with the Company's systems, would not have material adverse effect on the Company. The Company does not believe that it has material exposure to contingencies related to the Year 2000 issue for the products it has sold. Although the Company does not believe that there is a material contingency associated with the Year 2000 project, there can be no assurance that exposure for material contingencies will not arise.



The cost of the Year 2000 project will be expensed as incurred and is being funded primarily through a reallocation of resources from discretionary projects and a reduction in systems maintenance and support costs. Therefore, the Year 2000 project is not expected to result in any significant incremental technology cost and is not expected to have a material effect on the results of operations. The Company and its affiliates have incurred and expensed approximately $54 million related to the assessment, plan development and substantial completion of the Year 2000 project, through December 31, 1998. The total remaining cost of the project is estimated between $20-30 million.


                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account generally are not subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the annuity Contract and the Fixed Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in this Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to a separate account. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Under the Contract, the minimum interest which may be credited on amounts allocated to the Fixed Account is 3% compounded annually. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If an allocation designated as a Fixed Account allocation is received at the Principal Office during a period when the Fixed Account is not available due to the limitations outlined above, the monies will be allocated to the Money Market Fund.


To the extent permitted by state law, the Company reserves the right, from time to time, to credit an enhanced interest rate to certain initial and/or subsequent payments ("eligible payments") which are deposited into the Fixed Account under an Automatic Transfer Option (Dollar Cost Averaging election) that uses the Fixed Account as the source account from which automatic transfers are then processed. The following are not considered eligible payments: amounts transferred into the Fixed Account from the Variable Account and/or the Guarantee Period Accounts; amounts already in the Fixed Account at the time an eligible payment is deposited and amounts transferred to the Contract from another annuity contract issued by the Company. The Company reserves the right to extend the period of time that the enhanced rate will apply. For more information, contact your financial representative or call 1-800-366-1492.

                                   APPENDIX B
                               PERFORMANCE TABLES
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                                    TABLE 1A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1998
                         SINCE INCEPTION OF SUB-ACCOUNT



                                                                                        SINCE
                                                SUB-ACCOUNT   FOR YEAR                INCEPTION
                                                 INCEPTION     ENDED                     OF
SUB-ACCOUNT INVESTING IN UNDERLYING FUND           DATE       12/31/98    5 YEARS    SUB-ACCOUNT
Select Emerging Markets Fund.................     2/20/98       N/A         N/A        -22.65%
Select International Equity Fund.............     5/3/94       14.62%       N/A         10.48%
T. Rowe Price International Stock Portfolio..     5/1/95       14.00%       N/A          9.31%
Select Aggressive Growth Fund................     9/8/92        8.78%      13.16%       16.36%
Select Capital Appreciation Fund.............     4/30/95      12.05%       N/A         18.47%
Select Value Opportunity Fund................     2/20/98       N/A         N/A         -1.37%
Select Growth Fund...........................     9/8/92       33.32%      20.21%       17.42%
Select Strategic Growth Fund.................     2/20/98       N/A         N/A         -3.88%
Fidelity VIP Growth Portfolio................     5/1/95       37.31%       N/A         25.83%
Select Growth and Income Fund................     9/8/92       14.57%      15.95%       13.79%
Fidelity VIP Equity-Income Portfolio.........     5/1/95        9.83%       N/A         18.30%
Fidelity VIP High Income Portfolio...........     5/1/95       -5.90%       N/A          8.27%
Select Income Fund...........................     9/8/92        5.10%       4.33%        4.87%
Money Market Fund............................     10/8/92       3.80%       3.51%        3.08%



                                    TABLE 2A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1998
                       SINCE INCEPTION OF UNDERLYING FUND



                                                                                       SINCE
                                                UNDERLYING                           INCEPTION
                                                   FUND      FOR YEAR                   OF
                                                INCEPTION     ENDED                 UNDERLYING
SUB-ACCOUNT INVESTING IN UNDERLYING FUND           DATE      12/31/98    5 YEARS       FUND
Select Emerging Markets Fund.................    2/20/98       N/A          N/A       -22.65%
Select International Equity Fund.............     5/2/94      14.62%       N/A         10.47%
T. Rowe Price International Stock
 Portfolio...................................    3/31/94      14.00%       N/A          7.88%
Select Aggressive Growth Fund................    8/21/92       8.78%      13.16%       16.20%
Select Capital Appreciation Fund.............    4/28/95      12.05%       N/A         18.44%
Select Value Opportunity Fund................    4/30/93       3.17%      11.28%       12.88%
Select Growth Fund...........................    8/21/92      33.32%      20.21%       17.26%
Select Strategic Growth Fund.................    2/20/98       N/A         N/A         -3.88%
Fidelity VIP Growth Portfolio................    10/9/86      37.31%      19.81%       17.51%
Select Growth and Income Fund................    8/21/92      14.57%      15.95%       13.78%
Fidelity VIP Equity-Income Portfolio.........    10/9/86       9.83%      16.88%       13.87%
Fidelity VIP High Income Portfolio...........    9/19/85      -5.90%       7.04%        9.29%
Select Income Fund...........................    8/21/92       5.10%       4.33%        4.81%
Money Market Fund............................    4/29/85       3.80%       3.51%        3.91%

                                   APPENDIX C
                               PERFORMANCE TABLES
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                                    TABLE 1A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1998
                         SINCE INCEPTION OF SUB-ACCOUNT



                                                                                       SINCE
                                                SUB-ACCOUNT   FOR YEAR               INCEPTION
                                                 INCEPTION     ENDED                    OF
SUB-ACCOUNT INVESTING IN UNDERLYING FUND           DATE       12/31/98    5 YEARS   SUB-ACCOUNT
Select Emerging Markets Fund.................     2/20/98       N/A         N/A       -22.61%
Select International Equity Fund.............     5/3/94       14.66%       N/A        10.51%
T. Rowe Price International Stock Portfolio..     8/28/95      14.04%       N/A         9.34%
Select Aggressive Growth Fund................     8/28/95       8.82%       N/A        15.04%
Select Capital Appreciation Fund.............     4/30/95      12.14%       N/A        18.51%
Select Value Opportunity Fund................     9/17/95       3.19%       N/A        -1.33%
Select Growth Fund...........................     8/28/95      33.36%       N/A        23.31%
Select Strategic Growth Fund.................     2/20/98       N/A         N/A        -3.84%
Fidelity VIP Growth Portfolio................     8/28/95      37.35%       N/A        25.87%
Select Growth and Income Fund................     9/10/95      14.61%       N/A        18.02%
Fidelity VIP Equity-Income Portfolio.........     8/28/95       9.87%       N/A        18.34%
Fidelity VIP High Income Portfolio...........     12/4/95      -5.86%       N/A         8.31%
Select Income Fund...........................     9/11/98       N/A         N/A         5.96%
Money Market Fund............................    11/20/95       3.83%       N/A         3.67%



                                    TABLE 2A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1998
                       SINCE INCEPTION OF UNDERLYING FUND



                                                UNDERLYING                             SINCE
                                                   FUND      FOR YEAR               INCEPTION OF
                                                INCEPTION     ENDED                  UNDERLYING
SUB-ACCOUNT INVESTING IN UNDERLYING FUND           DATE      12/31/98    5 YEARS        FUND
Select Emerging Markets Fund.................    2/20/98       N/A         N/A         -22.61%
Select International Equity Fund.............     5/2/94      14.66%       N/A          10.51%
T. Rowe Price International Stock
 Portfolio...................................    3/31/94      14.04%       N/A           7.92%
Select Aggressive Growth Fund................    8/21/92       8.82%     13.20%         16.25%
Select Capital Appreciation Fund.............    4/28/95      12.14%       N/A          18.48%
Select Value Opportunity Fund................    4/30/93       3.19%     11.32%         12.92%
Select Growth Fund...........................    8/21/92      33.36%     20.25%         17.31%
Select Strategic Growth Fund.................    2/20/98       N/A         N/A          -3.84%
Fidelity VIP Growth Portfolio................    10/9/86      37.35%     19.85%         17.55%
Select Growth and Income Fund................    8/21/92      14.61%     15.99%         13.71%
Fidelity VIP Equity-Income Portfolio.........    10/9/86       9.87%     16.92%         13.91%
Fidelity VIP High Income Portfolio...........    9/19/85      -5.86%      7.08%          9.33%
Select Income Fund...........................    8/21/92       5.14%      4.37%          4.87%
Money Market Fund............................    4/29/85       3.83%      3.55%          3.95%

                                   APPENDIX D
                          THE MARKET VALUE ADJUSTMENT

MARKET VALUE ADJUSTMENT -- The following are examples of how the Market Value Adjustment works:

The market value factor is: [(1+i)/(1+j)](n/365) - 1

    The following examples assume:

    1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

    2. The date of surrender is seven years (2,555 days) from the expiration date.

    3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

    4. No transfers or withdrawals affecting this Guarantee Period Account have been made.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

  The market value factor          =  [(1+i)/(1+j)(n/365) - 1

                                   =  [(1+.08)/(1+.10)(2555/365) - 1

                                   =  (.98182)(7) - 1

                                   =  -.12054

         The market value          =  The market value factor multiplied by the withdrawal
               adjustment

                                   =  -.12054 X $62,985.60

                                   =  -$7,592.11

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

  The market value factor          =  [(1+i)/(1+j)(n/365) - 1

                                   =  [(1+.08)/(1+.07)(2555/365) - 1

                                   =  (1.0093)(7) - 1

                                   =  .06694

         The market value          =  The market value factor multiplied by the withdrawal
               adjustment

                                   =  .06694 X $62,985.60

                                   =  $4,216.26

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED)

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11

  The market value factor          =  [(1+i)/(1+j)](n/365) - 1

                                   =  [(1+.08)/(1+.11)(2555/365) - 1

                                   =  (.97297)(7) - 1

                                   =  -.17454

         The market value          =  Minimum of the market value factor multiplied by the
               adjustment             withdrawal or the negative of the excess interest earned over
                                      3%

                                   =  Minimum of (-.17454 X $62,985.60 or - $8,349.25)

                                   =  Minimum of (- $10,993.51 or - $8,349.25)

                                   =  - $8,349.25

POSITIVE MARKET VALUE ADJUSTMENT (CAPPED)

Assume that on the date of surrender, the current rate (j) is 6.00% or 0.06

  The market value factor          =  [(1+i)/(1+j)(n/365) - 1

                                   =  [(1+.08)/(1+.06) (2555/365) - 1

                                   =  (1.01887)(7) - 1

                                   =  .13981

         The market value          =  Minimum of the market value factor multiplied by the
               adjustment             withdrawal or the excess interest earned over 3%

                                   =  Minimum of (.13981 X $62,985.60 or $8,349.25)

                                   =  Minimum of ($8,806.02 or $8,349.25)

                                   =  $8,349.25

                                   APPENDIX E
                        CONDENSED FINANCIAL INFORMATION
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                       ALLMERICA SELECT SEPARATE ACCOUNT



                                            1998       1997       1996       1995       1994       1993       1992
                                          ---------  ---------  ---------  ---------  ---------  ---------  ---------
SELECT EMERGING MARKETS
Unit Value:
  Beginning of Period...................      0.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.........................      0.776        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period
 (in thousands).........................      5,209        N/A        N/A        N/A        N/A        N/A        N/A

SELECT INTERNATIONAL EQUITY
Unit Value:
  Beginning of Period...................      1.400      1.357      1.128      0.956      1.000        N/A        N/A
  End of Period.........................      1.608      1.400      1.357      1.128      0.956        N/A        N/A
Units Outstanding at End of Period
 (in thousands).........................    103,028     93,170     60,304     35,558     22,183        N/A        N/A

T. ROWE PRICE INTERNATIONAL STOCK
Unit Value:
  Beginning of Period...................      1.223      1.203      1.065      1.000        N/A        N/A        N/A
  End of Period.........................      1.398      1.223      1.203      1.065        N/A        N/A        N/A
Units Outstanding at End of Period
 (in thousands).........................     41,458     33,977     16,510      4,066        N/A        N/A        N/A

SELECT AGGRESSIVE GROWTH
Unit Value:
  Beginning of Period...................      2.419      2.066      1.768      1.354      1.405      1.192      1.192
  End of Period.........................      2.637      2.419      2.066      1.768      1.354      1.405      1.192
Units Outstanding at End of Period
 (in thousands).........................     86,699     81,233     64,262     51,006     36,330     17,538      5,123

SELECT CAPITAL APPRECIATION
Unit Value:
  Beginning of Period...................      1.672      1.484      1.383      1.000        N/A        N/A        N/A
  End of Period.........................      1.878      1.672      1.484      1.383        N/A        N/A        N/A
Units Outstanding at End of Period
 (in thousands).........................     54,789     43,733     24,257      5,424        N/A        N/A        N/A

SELECT VALUE OPPORTUNITY
Unit Value:
  Beginning of Period...................      0.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.........................      0.989        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period
 (in thousands).........................     18,240        N/A        N/A        N/A        N/A        N/A        N/A

SELECT GROWTH
Unit Value:
  Beginning of Period...................      2.091      1.582      1.315      1.069      1.101      1.104      1.000
  End of Period.........................      2.793      2.091      1.582      1.315      1.069      1.101      1.104
Units Outstanding at End of Period
 (in thousands).........................    120,538     98,533     68,193     53,073     38,752     20,366      5,246

                                            1998       1997       1996       1995       1994       1993       1992
                                          ---------  ---------  ---------  ---------  ---------  ---------  ---------
SELECT STRATEGIC GROWTH
Unit Value:
  Beginning of Period...................      0.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.........................      0.964        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period
 (in thousands).........................      8,709        N/A        N/A        N/A        N/A        N/A        N/A

FIDELITY VIP GROWTH
Unit Value:
  Beginning of Period...................      1.701      1.397      1.235      1.000        N/A        N/A        N/A
  End of Period.........................      2.340      1.701      1.397      1.235        N/A        N/A        N/A
Units Outstanding at End of Period
 (in thousands).........................     63,055     45,772     24,745      6,677        N/A        N/A        N/A

SELECT GROWTH AND INCOME
Unit Value:
  Beginning of Period...................      1.996      1.652      1.382      1.074      1.082      0.994      1.000
  End of Period.........................      2.292      1.996      1.652      1.382      1.074      1.082      0.994
Units Outstanding at End of Period
 (in thousands).........................    129,119    106,800     77,919     61,942     43,292     20,983     22,339

FIDELITY VIP EQUITY-INCOME
Unit Value:
  Beginning of Period...................      1.696      1.342      1.191      1.000        N/A        N/A        N/A
  End of Period.........................      1.867      1.696      1.342      1.191        N/A        N/A        N/A
Units Outstanding at End of Period
 (in thousands).........................     95,537     65,130     31,681      9,213        N/A        N/A        N/A

FIDELITY VIP HIGH INCOME
Unit Value:
  Beginning of Period...................      1.430      1.233      1.096      1.000        N/A        N/A        N/A
  End of Period.........................      1.350      1.430      1.233      1.096        N/A        N/A        N/A
Units Outstanding at End of Period
 (in thousands).........................     74,986     50,470     23,051      6,714        N/A        N/A        N/A

SELECT INCOME
Unit Value:
  Beginning of Period...................      1.301      1.208      1.186      1.028      1.095      1.001      1.000
  End of Period.........................      1.371      1.301      1.208      1.186      1.028      1.095      1.001
Units Outstanding at End of Period
 (in thousands).........................    102,171     72,394     58,751     46,845     32,823     18,320      5,372

MONEY MARKET
Unit Value:
  Beginning of Period...................      1.179      1.133      1.091      1.045      1.019      1.003      1.000
  End of Period.........................      1.227      1.179      1.133      1.091      1.045      1.019      1.003
Units Outstanding at End of Period
 (in thousands).........................     92,796     65,441     60,691     45,589     31,836     19,802      1,447

                        CONDENSED FINANCIAL INFORMATION
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                       ALLMERICA SELECT SEPARATE ACCOUNT



                                                                         1998       1997       1996       1995       1994
                                                                       ---------  ---------  ---------  ---------  ---------
SELECT EMERGING MARKETS
Unit Value:
  Beginning of Period................................................      0.000        N/A        N/A        N/A        N/A
  End of Period......................................................      0.776        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....................        582        N/A        N/A        N/A        N/A

SELECT INTERNATIONAL EQUITY
Unit Value:
  Beginning of Period................................................      1.400      1.356      1.128      0.956      1.000
  End of Period......................................................      1.608      1.400      1.356      1.128      0.956
Units Outstanding at End of Period (in thousands)....................      6,291      5,132      3,481      1,900        695

T. ROWE PRICE INTERNATIONAL STOCK
Unit Value:
  Beginning of Period................................................      1.223      1.203      1.065      1.000        N/A
  End of Period......................................................      1.397      1.223      1.203      1.065        N/A
Units Outstanding at End of Period (in thousands)....................      2,591      1,693      1,170        265        N/A

SELECT AGGRESSIVE GROWTH
Unit Value:
  Beginning of Period................................................      1.786      1.526      1.305      1.044      1.000
  End of Period......................................................      1.948      1.786      1.526      1.305      1.044
Units Outstanding at End of Period (in thousands)....................      6,449      5,305      4,013      2,393        756

SELECT CAPITAL APPRECIATION
Unit Value:
  Beginning of Period................................................      1.672      1.484      1.383      1.000        N/A
  End of Period......................................................      1.878      1.672      1.484      1.383        N/A
Units Outstanding at End of Period (in thousands)....................      2,662      1,914      1,366        391        N/A

SELECT VALUE OPPORTUNITY
Unit Value:
  Beginning of Period................................................      0.000        N/A        N/A        N/A        N/A
  End of Period......................................................      0.989        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....................      1,367        N/A        N/A        N/A        N/A

SELECT GROWTH
Unit Value
  Beginning of Period................................................      2.019      1.527      1.269      1.032      1.000
  End of Period......................................................      2.697      2.019      1.527      1.269      1.032
Units Outstanding at End of Period (in thousands)....................      6,841      5,168      3,534      2,177        756

SELECT STRATEGIC GROWTH
Unit Value:
  Beginning of Period................................................      0.000        N/A        N/A        N/A        N/A
  End of Period......................................................      0.964        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....................        694        N/A        N/A        N/A        N/A

                                                                         1998       1997       1996       1995       1994
                                                                       ---------  ---------  ---------  ---------  ---------
FIDELITY VIP GROWTH
Unit Value:
  Beginning of Period................................................      1.701      1.397      1.235      1.000        N/A
  End of Period......................................................      2.340      1.701      1.397      1.235        N/A
Units Outstanding at End of Period (in thousands)....................      3,567      2,198      1,326        262        N/A

SELECT GROWTH AND INCOME
Unit Value:
  Beginning of Period................................................      1.913      1.584      1.324      1.030      1.000
  End of Period......................................................      2.197      1.913      1.584      1.324      1.030
Units Outstanding at End of Period (in thousands)....................      9,924      7,897      5,670      3,673      1,724

FIDELITY VIP EQUITY-INCOME
Unit Value:
  Beginning of Period................................................      1.696      1.342      1.191      1.000        N/A
  End of Period......................................................      1.867      1.696      1.342      1.191        N/A
Units Outstanding at End of Period (in thousands)....................      5,779      3,421      1,802        429        N/A

FIDELITY VIP HIGH INCOME
Unit Value:
  Beginning of Period................................................      1.430      1.233      1.096      1.000        N/A
  End of Period......................................................      1.350      1.430      1.233      1.096        N/A
Units Outstanding at End of Period (in thousands)....................      5,261      2,753      1,298        273        N/A

SELECT INCOME
Unit Value:
  Beginning of Period................................................      1.257      1.168      1.146      0.993      1.000
  End of Period......................................................      1.325      1.257      1.168      1.146      0.993
Units Outstanding at End of Period (in thousands)....................     11,009      6,061      4,956      4,114      1,916

MONEY MARKET
Unit Value:
  Beginning of Period................................................      1.151      1.106      1.065      1.020      1.000
  End of Period......................................................      1.197      1.151      1.106      1.065      1.020
Units Outstanding at End of Period (in thousands)....................      8,761      6,157      6,060      4,027      2,085

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                                       OF

          INDIVIDUAL AND GROUP VARIABLE ANNUITY CONTRACTS FUNDED THROUGH

                                 SUB-ACCOUNTS OF

                        ALLMERICA SELECT SEPARATE ACCOUNT


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Allmerica Select Charter prospectus of Allmerica Select Separate Account dated May 1, 1999 ("the Prospectus"). The Prospectus may be obtained from Annuity Client Services, Allmerica Financial Life Insurance and Annuity Company, 440 Lincoln Street, Worcester, Massachusetts 01653, telephone 1-800-366-1492.


DATED MAY 1, 1999


AFLIAC Select Charter

                                TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY..........................................2

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE
  COMPANY................................................................3

SERVICES.................................................................3

UNDERWRITERS.............................................................3

ANNUITY BENEFIT PAYMENTS.................................................4

PERFORMANCE INFORMATION..................................................6

FINANCIAL STATEMENTS.....................................................F-1


                        GENERAL INFORMATION AND HISTORY

Allmerica Select Separate Account (the "Variable Account") is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the "Company") authorized by vote of its Board of Directors on March 5, 1992.The Company is a life insurance company organized under the laws of Delaware in July 1974. Its principal office (the "Principal Office") is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone
(508) 855-1000. The Company is subject to the laws of the State of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 1998, the Company had over $14 billion in assets and over $26 billion of life insurance in force.


Effective October 1, 1995, the Company changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. The Company is an indirectly wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica") which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). First Allmerica, originally organized under the laws of Massachusetts in 1844 as a mutual life insurance company, and known as State Mutual Life Assurance Company of America, converted to a stock life insurance company and adopted its present name on October 16, 1995. First Allmerica is among the five oldest life insurance companies in America. As of December 31, 1998, First Allmerica and its subsidiaries (including the Company) had over $27 billion in combined assets and over $48 billion in life insurance in force.


Currently, 14 Sub-Accounts of the Variable Account are available under Contract Form 3027-98 (the "Contract"). Each Sub-Account invests in a corresponding investment portfolio of Allmerica Investment Trust ("Trust"), Variable Insurance Products Fund ("Fidelity VIP") or T. Rowe Price International Series, Inc. ("T. Rowe Price"). The Trust is managed by Allmerica Financial Investment Management Services, Inc. Fidelity VIP is managed by Fidelity Management & Research Company ("FMR"). The T. Rowe Price International Stock Portfolio of T. Rowe Price is managed by Rowe
Price-Fleming International, Inc.

The Trust, Fidelity VIP and T. Rowe Price are open-end, diversified management investment companies. Ten different funds of the Trust are available under the Contract: the Select Emerging Markets Fund, Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Value Opportunity Fund, Select Growth Fund, Select Strategic Growth Fund, Select Growth and Income Fund, Select Income Fund and Money Market Fund. Three portfolios of Fidelity VIP are available under the
Contract: the Fidelity VIP High Income Portfolio, Fidelity VIP Equity-Income Portfolio, and Fidelity VIP Growth Portfolio. One portfolio of T. Rowe Price is available under the Contract: the T. Rowe Price International Stock Portfolio. Each Fund and Portfolio available under the Contract (together, the "Underlying Funds") has its own investment objectives and certain attendant risks.



                       TAXATION OF THE CONTRACT, THE VARIABLE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the Contract, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the Contract or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its parent and affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                  SERVICES

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.

EXPERTS. The financial statements of the Company as of December 31, 1998 and 1997 and for each of the three years in the period ended December 31, 1998, and the financial statements of the Allmerica Select Separate Account of the Company as of December 31, 1998 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                                UNDERWRITERS

Allmerica Investments, Inc. ("Allmerica Investments"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc.

("NASD"), serves as principal underwriter and general distributor for the Contract pursuant to a contract with Allmerica Investments, the Company and the Variable Account. Allmerica Investments distributes the Contract on a best-efforts basis. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts 01653, was organized in 1969 as a wholly owned subsidiary of First Allmerica, and presently is indirectly wholly owned by First Allmerica.

The Contract offered by this Prospectus is offered continuously, and may be purchased from certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable law to sell variable annuity contracts.

All persons selling the Contract are required to be licensed by their respective state insurance authorities for the sale of variable annuity contracts. The Company pays commissions, not to exceed 1.0% of purchase payments, to entities which sell the Contract. To the extent permitted by NASD rules, promotional incentives or payments also may be provided to such entities based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature and similar services.

Commissions paid by the Company do not result in any charge to Owners or to the Variable Account in addition to the charges described under "CHARGES AND DEDUCTIONS" in the Prospectus.





The aggregate amounts of commissions retained by Allmerica Investments for sales of contracts funded by Allmerica Select Separate Account for the years 1996, 1997 and 1998 were $316.41, $747.30 and $619.00, respectively.


                            ANNUITY BENEFIT PAYMENTS

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE.
The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:


(1)  Accumulation Unit Value -- Previous Valuation Period.........$ 1.135000

(2)  Value of Assets -- Beginning of Valuation Period............$ 5,000,000

(3)  Excess of Investment Income and Net Gains Over Capital Losses.....1,675

(4)  Adjusted Gross Investment Rate for the Valuation Period (3) divided by (2).......................................................0.000335

(5)  Annual Charge (one-day equivalent of 1.40% per annum...........0.000039

(6)  Net Investment Rate (4) - (5)..................................0.000296

(7)  Net Investment Factor 1.000000 + (6)...........................1.000296

(8)  Accumulation Unit Value -- Current Period (1) x (7)...........$1.135336

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains of $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134576.

The method for determining the amount of annuity benefit payments is described in detail under "Determination of First and Subsequent Annuity Benefit Payments" in the Prospectus.


ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Annuitant has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity benefit payment is $1.120000. Therefore, the Accumulation Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax, the first monthly payment would be $44,800 multiplied by $6.57, or $294.34.


Next, assume that the Annuity Unit Value for the assumed rate of 3.5% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit values will not be the same as Accumulation Unit values because the former reflect the 3.5% assumed interest rate used in the annuity rate calculations. When the Annuity Unit value of $1.100000 is divided into the first monthly payment the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3.5% per annum) produces a factor of 1.000096. This then is multiplied by the Annuity Unit value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit value of $1.105106 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.

METHOD FOR DETERMINING COMMUTED VALUE ON VARIABLE ANNUITY PERIOD CERTAIN OPTIONS AND ILLUSTRATION USING HYPOTHETICAL EXAMPLE. The Contract offers both commutable and non-commutable period certain annuity options. A commutable option gives the Annuitant the right to exchange any remaining payments for a lump sum payment based on the commuted value. The Commuted Value is the present value of remaining payments calculated at 3.5% interest. The determination of the Commuted Value may be illustrated by the following hypothetical example.

Assume a commutable period certain option is elected. The number of Annuity Units on which each payment is based would be calculated using the Surrender Value less any premium tax rather than the

Accumulated Value. Assume this results in 250.0000 Annuity Units. Assume the Commuted Value is requested with 60 monthly payments remaining and a current Annuity Unit Value of $1.200000. Based on these assumptions, the dollar amount of remaining payments would be $300 a month for 60 months. The present value at 3.5% of all remaining payments would be $16,560.72.

                           PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under "PERFORMANCE INFORMATION." In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments. Total return data and supplemental total return information may be advertised based on the period of time that an Underlying Fund and an underlying Sub-Account have been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission (the "SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified period that would equate the initial amount invested to the ending redeemable values, according to the following formula:

            (n)
    P(1 + T)    = ERV

    Where: P = a hypothetical initial payment to the Variable Account of $1,000

           T = average annual total return

           n = number of years

           ERV = the ending redeemable value of the $1,000 payment at the end of the specified period

The calculation of Total Return includes the annual charges against the assets of the Sub-Account. This charge is 1.40% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period.

The calculations of Total Return include the deduction of the $35 (or lower, depending on the state of contract issue) annual Contract fee.

YIELD AND EFFECTIVE YIELD - THE MONEY MARKET SUB-ACCOUNT

Set forth below is yield and effective yield information for the Money Market Sub-Account for the seven-day period ended December 31, 1998:


                ---------------------------
                 Yield               3.50%
                ---------------------------
                 Effective Yield     3.56%
                ---------------------------


The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.


The Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

                                                   (365/7)
         Effective Yield =[(base period return + 1)       ] -- 1

The calculations of yield and effective yield reflect the $35 (or lower, depending on state of Contract issue) annual Contract fee.

                           FINANCIAL STATEMENTS

Financial Statements are included for Allmerica Financial Life Insurance and Annuity Company and for its Allmerica Select Separate Account.

ALLMERICA FINANCIAL
LIFE INSURANCE AND
ANNUITY COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 1998

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of Allmerica Financial Life Insurance and Annuity Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Allmerica Financial Life Insurance and Annuity Company (the "Company") at December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1998 in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

/s/ PRICEWATERHOUSECOOPERS
PricewaterhouseCoopers LLP

Boston, Massachusetts
February 2, 1999, except for paragraph 2 of Note 12, which is as of March 19, 1999

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     1998      1997      1996
 -----------------------------------------------  -------   -------   -------
 REVENUES
     Premiums...................................  $   0.5   $  22.8   $  32.7
     Universal life and investment product
       policy fees..............................    267.4     212.2     176.2
     Net investment income......................    151.3     164.2     171.7
     Net realized investment gains (losses).....     20.0       2.9      (3.6)
     Other income...............................      0.6       1.4       0.9
                                                  -------   -------   -------
         Total revenues.........................    439.8     403.5     377.9
                                                  -------   -------   -------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims, losses and loss
       adjustment expenses......................    153.9     187.8     192.6
     Policy acquisition expenses................     64.6       2.8      49.9
     Sales practice litigation..................     21.0     --        --
     Loss from cession of disability income
       business.................................    --         53.9     --
     Other operating expenses...................    104.1     101.3      86.6
                                                  -------   -------   -------
         Total benefits, losses and expenses....    343.6     345.8     329.1
                                                  -------   -------   -------
 Income before federal income taxes.............     96.2      57.7      48.8
                                                  -------   -------   -------
 FEDERAL INCOME TAX EXPENSE (BENEFIT)
     Current....................................     22.1      13.9      26.9
     Deferred...................................     11.8       7.1      (9.8)
                                                  -------   -------   -------
         Total federal income tax expense.......     33.9      21.0      17.1
                                                  -------   -------   -------
 Net income.....................................  $  62.3   $  36.7   $  31.7
                                                  -------   -------   -------
                                                  -------   -------   -------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31,
 (IN MILLIONS)                                                1998         1997
 --------------------------------------------------------  ----------   ----------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
       $1,284.6 and $1,340.5)............................  $  1,330.4   $  1,402.5
     Equity securities at fair value (cost of $27.4 and
       $34.4)............................................        31.8         54.0
     Mortgage loans......................................       230.0        228.2
     Real estate.........................................        14.5         12.0
     Policy loans........................................       151.5        140.1
     Other long-term investments.........................         9.1         20.3
                                                           ----------   ----------
         Total investments...............................     1,767.3      1,857.1
                                                           ----------   ----------
   Cash and cash equivalents.............................       217.9         31.1
   Accrued investment income.............................        33.5         34.2
   Deferred policy acquisition costs.....................       950.5        765.3
   Reinsurance receivables on paid and unpaid losses,
     future policy benefits and unearned premiums........       308.0        251.1
   Other assets..........................................        46.9         10.7
   Separate account assets...............................    11,020.4      7,567.3
                                                           ----------   ----------
         Total assets....................................  $ 14,344.5   $ 10,516.8
                                                           ----------   ----------
                                                           ----------   ----------
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $  2,284.8   $  2,097.3
     Outstanding claims, losses and loss adjustment
       expenses..........................................        17.9         18.5
     Unearned premiums...................................         2.7          1.8
     Contractholder deposit funds and other policy
       liabilities.......................................        38.1         32.5
                                                           ----------   ----------
         Total policy liabilities and accruals...........     2,343.5      2,150.1
                                                           ----------   ----------
   Expenses and taxes payable............................       146.2         77.6
   Reinsurance premiums payable..........................        45.7          4.9
   Deferred federal income taxes.........................        78.8         75.9
   Separate account liabilities..........................    11,020.4      7,567.3
                                                           ----------   ----------
         Total liabilities...............................    13,634.6      9,875.8
                                                           ----------   ----------
   Commitments and contingencies (Note 12)
 SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares
     authorized, 2,524 and 2,521 shares issued and
     outstanding.........................................         2.5          2.5
   Additional paid-in capital............................       407.9        386.9
   Accumulated other comprehensive income................        24.1         38.5
   Retained earnings.....................................       275.4        213.1
                                                           ----------   ----------
         Total shareholder's equity......................       709.9        641.0
                                                           ----------   ----------
         Total liabilities and shareholder's equity......  $ 14,344.5   $ 10,516.8
                                                           ----------   ----------
                                                           ----------   ----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                      1998       1997       1996
 -----------------------------------------------  --------   --------   --------
 COMMON STOCK...................................  $    2.5   $    2.5   $    2.5
                                                  --------   --------   --------

 ADDITIONAL PAID-IN CAPITAL
     Balance at beginning of period.............     386.9      346.3      324.3
     Issuance of common stock...................      21.0       40.6       22.0
                                                  --------   --------   --------
     Balance at end of period...................     407.9      386.9      346.3
                                                  --------   --------   --------
 ACCUMULATED OTHER COMPREHENSIVE INCOME
     Net unrealized appreciation on investments:
     Balance at beginning of period.............      38.5       20.5       23.8
     Appreciation (depreciation) during the
       period:
         Net (depreciation) appreciation on
           available-for-sale securities........     (23.4)      27.0       (5.1)
         Benefit (provision) for deferred
           federal income taxes.................       9.0       (9.0)       1.8
                                                  --------   --------   --------
                                                     (14.4)      18.0       (3.3)
                                                  --------   --------   --------
     Balance at end of period...................      24.1       38.5       20.5
                                                  --------   --------   --------
 RETAINED EARNINGS
     Balance at beginning of period.............     213.1      176.4      144.7
     Net income.................................      62.3       36.7       31.7
                                                  --------   --------   --------
     Balance at end of period...................     275.4      213.1      176.4
                                                  --------   --------   --------
         Total shareholder's equity.............  $  709.9   $  641.0   $  545.7
                                                  --------   --------   --------
                                                  --------   --------   --------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  1998      1997      1996
 --------------------------------------------  -------   -------   -------
 Net income..................................  $  62.3   $  36.7   $  31.7
 Other comprehensive income:
     Net (depreciation) appreciation on
       available-for-sale securities.........    (23.4)     27.0      (5.1)
     Benefit (provision) for deferred federal
       income taxes..........................      9.0      (9.0)      1.8
                                               -------   -------   -------
         Other comprehensive income..........    (14.4)     18.0      (3.3)
                                               -------   -------   -------
     Comprehensive income....................     47.9   $  54.7   $  28.4
                                               -------   -------   -------
                                               -------   -------   -------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                   1998       1997       1996
 --------------------------------------------  --------   --------   --------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $   62.3   $   36.7   $   31.7
     Adjustments to reconcile net income to
       net cash used in operating activities:
         Net realized gains..................     (20.0)      (2.9)       3.6
         Net amortization and depreciation...      (7.1)     --           3.5
         Sales practice litigation expense...      21.0
         Loss from cession of disability
           income business...................     --          53.9      --
         Deferred federal income taxes.......      11.8        7.1       (9.8)
         Payment related to cession of
           disability income business........     --        (207.0)     --
         Change in deferred acquisition
           costs.............................    (177.8)    (181.3)     (66.8)
         Change in reinsurance premiums
           payable...........................      40.8        3.9       (0.2)
         Change in accrued investment
           income............................       0.7        3.5        1.2
         Change in policy liabilities and
           accruals, net.....................     193.1      (72.4)     (39.9)
         Change in reinsurance receivable....     (56.9)      22.1       (1.5)
         Change in expenses and taxes
           payable...........................      55.4        0.2       32.3
         Separate account activity, net......      (0.5)       1.6        8.0
         Other, net..........................     (28.0)      (8.7)       2.3
                                               --------   --------   --------
             Net cash provided by (used in)
               operating activities..........      94.8     (343.3)     (35.6)
                                               --------   --------   --------
 CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from disposals and maturities
       of available-for-sale fixed
       maturities............................     187.0      909.7      809.4
     Proceeds from disposals of equity
       securities............................      53.3        2.4        1.5
     Proceeds from disposals of other
       investments...........................      22.7       23.7       17.4
     Proceeds from mortgages matured or
       collected.............................      60.1       62.9       34.0
     Purchase of available-for-sale fixed
       maturities............................    (136.0)    (579.7)    (795.8)
     Purchase of equity securities...........     (30.6)      (3.2)     (13.2)
     Purchase of other investments...........     (22.7)      (9.0)     (13.9)
     Purchase of mortgages...................     (58.9)     (70.4)     (22.3)
     Other investing activities, net.........      (3.9)     --          (2.0)
                                               --------   --------   --------
         Net cash provided by investing
           activities........................      71.0      336.4       15.1
                                               --------   --------   --------
 CASH FLOWS FROM FINANCING ACTIVITIES
     Proceeds from issuance of stock and
       capital paid in.......................      21.0       19.2       22.0
                                               --------   --------   --------
         Net cash provided by financing
           activities........................      21.0       19.2       22.0
                                               --------   --------   --------
 Net change in cash and cash equivalents.....     186.8       12.3        1.5
 Cash and cash equivalents, beginning of
  period.....................................      31.1       18.8       17.3
                                               --------   --------   --------
 Cash and cash equivalents, end of period....  $  217.9   $   31.1   $   18.8
                                               --------   --------   --------
                                               --------   --------   --------
 SUPPLEMENTAL CASH FLOW INFORMATION
     Interest paid...........................  $    0.6   $  --      $    3.4
     Income taxes paid.......................  $   36.2   $    5.4   $   16.5

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

Allmerica Financial Life Insurance and Annuity Company ("AFLIAC" or the "Company") is organized as a stock life insurance company, and is a wholly owned subsidiary of SMA Financial Corporation ("SMAFCO"), which is wholly owned by First Allmerica Financial Life Insurance Company ("FAFLIC"). FAFLIC is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC").

The consolidated financial statements of AFLIAC include the accounts of Somerset Square, Inc., a wholly-owned non-insurance company, which was transferred from SMAFCO effective November 30, 1997 and dissolved as a subsidiary, effective November 30, 1998. Its results of operations are included for 11 months of 1998 and for the month of December, 1997.

The Statutory stockholder's equity of the Company is being maintained at a minimum level of 5% of general account assets by FAFLIC in accordance with a policy established by vote of FAFLIC's Board of Directors.

The preparation of financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115 ("Statement No. 115"), "Accounting for Certain Investments in Debt and Equity Securities", the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

Marketable equity securities and debt securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in a separate component of shareholder's equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

During 1997, the Company adopted to a plan to dispose of all real estate assets by the end of 1998. As of December 31, 1998, there was 1 property remaining in the Company's real estate portfolio, which is being actively marketed. As a result of the Plan, real estate held by the Company and real estate joint ventures were written down to the estimated fair value less cost of disposal. Depreciation is not recorded on this asset while it is held for disposal.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other-than-temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the valuation allowance for mortgage loans are included in realized investment gains or losses.

C.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities and investment and loan commitments. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

D.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

E.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed annually and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

F.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain pension, variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income, gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

G.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, disability income and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 3% to 6% for life insurance and 3 1/2% to 9 1/2% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges.

Individual disability income benefit liabilities for active lives are estimated using the net level premium method, and assumptions as to future morbidity, withdrawals and interest which provide a margin for adverse deviation. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

Liabilities for outstanding claims, losses and loss adjustment expenses are estimates of payments to be made for reported claims and estimates of claims incurred but not reported for individual life and disability income policies. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include investment-related products and consist of deposits received from customers and investment earnings on their fund balances.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

H.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life and individual annuity products, excluding universal life and investment-related products, are considered revenue when due. Individual disability income insurance premiums are recognized as revenue over the related contract periods. The unexpired portion of these premiums is recorded as unearned premiums. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life and group variable universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

I.  FEDERAL INCOME TAXES

AFC and its domestic subsidiaries file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life insurance company taxable income.

The Board of Directors has delegated to AFC management, the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. The Federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes" (Statement No. 109). These differences result primarily from policy reserves, policy acquisition expenses, and unrealized appreciation or depreciation on investments.

J.  NEW ACCOUNTING PRONOUNCEMENTS

In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that an entity recognize all derivatives as either assets or liabilities at fair value in the statement of financial position, and establishes special accounting for the following three types of hedges; fair value hedges, cash flow hedges, and hedges of foreign currency exposures of net investment in foreign operations. This statement is effective for fiscal years beginning after June 15, 1999. The Company is currently assessing the impact of adoption of Statement No. 133.

In March 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 98-1, "Accounting for the Cost of Computer Software Developed or Obtained for Internal Use" ("SoP 98-1"). SoP 98-1 requires that certain costs incurred in developing internal-use computer software be capitalized and provides guidance for determining whether computer software is to be considered for internal use. This statement is effective for fiscal years beginning after December 15, 1998. In the second quarter, the Company adopted SoP 98-1 effective January 1, 1998, resulting in an increase in pre-tax income of $9.8 million through December 31, 1998. The adoption of SoP 98-1 did not have a material effect on the results of operations or financial position for the three months ended March 31, 1998.

In December 1997, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" ("SoP 97-3"). SoP 97-3 provides guidance when a liability should be recognized for guaranty fund and other assessments and how to measure the liability. This statement allows for the discounting of the liability if the amount and timing of the cash payments are fixed and determinable. In addition, it provides criteria for when an asset may be recognized for a portion or all of the assessment liability or paid assessment that can be recovered through premium tax offsets or policy surcharges. This statement is effective for fiscal years beginning after December 15, 1998. The Company believes that the adoption of this statement will not have a material effect on the results of operations or financial position.

In June 1997, the FASB issued Statement No. 131, "Disclosures About Segments of an Enterprise and Related Information" ("Statement No. 131"). This statement establishes standards for the way that public enterprises report information about operating segments in annual financial statements and requires that selected information about those operating segments be reported in interim financial statements. This statement supersedes Statement No. 14, "Financial Reporting for Segments of a Business Enterprise". Statement No. 131 requires that all public enterprises report financial and descriptive information about their reportable operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. This statement is effective for fiscal years beginning after December 15, 1997. AFLIAC consists of one segment, Allmerica Financial Services, which underwrites and distributes variable annuities and variable universal life via retail channels.

In June 1997, the FASB also issued Statement No. 130, "Reporting Comprehensive Income" ("Statement No. 130"), which established standards for the reporting and display of comprehensive income and its components in a full set of general-purpose financial statements. All items that are required to be recognized under accounting standards as components of comprehensive income are to be reported in a financial statement that is displayed with the same prominence as other financial statements. This statement stipulates that comprehensive income reflect the change in equity of an enterprise during a period from transactions and other events and circumstances from non-owner sources. This statement is effective for fiscal years beginning after December 15, 1997. The Company adopted Statement No. 130 for the first quarter of 1998, which resulted primarily in reporting unrealized gains and losses on investments in debt and equity securities in comprehensive income.

2.  SIGNIFICANT TRANSACTIONS

Effective January 1, 1998, the Company entered into an agreement with a highly rated reinsurer to reinsure the mortality risk on the universal life and variable universal life blocks of business. The agreement does not have a material effect on the results of operations or financial position of the Company.

On April 14, 1997, the Company entered into an agreement in principle to cede substantially all of the Company's individual disability income line of business under a 100% coinsurance agreement with a highly rated reinsurer. The coinsurance agreement became effective October 1, 1997. The transaction has resulted in the recognition of a $53.9 million pre-tax loss in the first quarter of 1997.

During 1998, 1997 and 1996 , SMAFCO contributed $21.0 million, $40.6 million and $22.0 million, respectively, of additional paid-in capital to the Company. The nature of the 1997 contribution was $19.2 million in cash and $21.4 million in other assets including Somerset Square, Inc.

3.  INVESTMENTS

A.  SUMMARY OF INVESTMENTS

The Company accounts for its investments, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                               1998
                                          ----------------------------------------------
                                                        GROSS        GROSS
DECEMBER 31,                              AMORTIZED   UNREALIZED   UNREALIZED     FAIR
(IN MILLIONS)                             COST (1)      GAINS        LOSSES      VALUE
----------------------------------------  ---------   ----------   ----------   --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $     5.8     $ 0.8        $--        $    6.6
States and political subdivisions.......        2.7       0.2        --              2.9
Foreign governments.....................       48.8       1.6          1.5          48.9
Corporate fixed maturities..............    1,096.0      58.0         17.7       1,136.3
Mortgage-backed securities..............      131.3       5.8          1.4         135.7
                                          ---------     -----        -----      --------
Total fixed maturities..................  $ 1,284.6     $66.4        $20.6      $1,330.4
                                          ---------     -----        -----      --------
                                          ---------     -----        -----      --------
Equity securities.......................  $    27.4     $ 8.9        $ 4.5      $   31.8
                                          ---------     -----        -----      --------
                                          ---------     -----        -----      --------

                                                               1997
                                          ----------------------------------------------

                                                        GROSS        GROSS
DECEMBER 31,                              AMORTIZED   UNREALIZED   UNREALIZED     FAIR
(IN MILLIONS)                             COST (1)      GAINS        LOSSES      VALUE
----------------------------------------  ---------   ----------   ----------   --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $     6.3     $ 0.5        $--        $    6.8
States and political subdivisions.......        2.8       0.2        --              3.0
Foreign governments.....................       50.1       2.0        --             52.1
Corporate fixed maturities..............    1,147.5      58.7          3.3       1,202.9
Mortgage-backed securities..............      133.8       5.2          1.3         137.7
                                          ---------     -----        -----      --------
Total fixed maturities..................  $ 1,340.5     $66.6        $ 4.6      $1,402.5
                                          ---------     -----        -----      --------
                                          ---------     -----        -----      --------
Equity securities.......................  $    34.4     $19.9        $ 0.3      $   54.0
                                          ---------     -----        -----      --------
                                          ---------     -----        -----      --------

(1) Amortized cost for fixed maturities and cost for equity securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will at all times equal 102% of all outstanding liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 1998, the amortized cost and market value of these assets on deposit in New York were $268.5 million and $284.1 million, respectively. At December 31, 1997, the amortized cost and market value of assets on deposit were $276.8 million and $291.7 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $4.2 million were on deposit with various state and governmental authorities at December 31, 1998 and 1997.

There were no contractual fixed maturity investment commitments at December 31, 1998 and 1997, respectively.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                      1998
                                                              --------------------
DECEMBER 31,                                                  AMORTIZED     FAIR
(IN MILLIONS)                                                   COST       VALUE
------------------------------------------------------------  ---------   --------
Due in one year or less.....................................  $    97.7   $   98.9
Due after one year through five years.......................      269.1      278.3
Due after five years through ten years......................      638.2      658.5
Due after ten years.........................................      279.6      294.7
                                                              ---------   --------
Total.......................................................  $ 1,284.6   $1,330.4
                                                              ---------   --------
                                                              ---------   --------

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

FOR THE YEARS ENDED DECEMBER 31,                               PROCEEDS FROM    GROSS  GROSS
(IN MILLIONS)                                                 VOLUNTARY SALES   GAINS  LOSSES
------------------------------------------------------------  ---------------   -----  ------
1998
Fixed maturities............................................      $ 60.0        $ 2.0  $  2.0
Equity securities...........................................      $ 52.6        $17.5  $  0.9

1997
Fixed maturities............................................      $702.9        $11.4  $  5.0
Equity securities...........................................      $  1.3        $ 0.5  $ --

1996
Fixed maturities............................................      $496.6        $ 4.3  $  8.3
Equity securities...........................................      $  1.5        $ 0.4  $  0.1

Unrealized gains and losses on available-for-sale and other securities, are summarized as follows:

                                                                              EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED       SECURITIES
(IN MILLIONS)                                                 MATURITIES   AND OTHER (1)    TOTAL
------------------------------------------------------------  ----------   -------------   -------
1998
Net appreciation, beginning of year.........................    $ 22.1        $ 16.4       $  38.5
                                                              ----------      ------       -------
Net depreciation on available-for-sale securities...........     (16.2)        (14.3)        (30.5)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................       7.1        --               7.1
Benefit from deferred federal income taxes..................       3.2           5.8           9.0
                                                              ----------      ------       -------
                                                                  (5.9)         (8.5)        (14.4)
                                                              ----------      ------       -------
Net appreciation, end of year...............................    $ 16.2        $  7.9       $  24.1
                                                              ----------      ------       -------
                                                              ----------      ------       -------

1997
Net appreciation, beginning of year.........................    $ 12.7        $  7.8       $  20.5
                                                              ----------      ------       -------
Net appreciation on available-for-sale securities...........      24.3          12.5          36.8
Net depreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................      (9.8)       --              (9.8)
Provision for deferred federal income taxes.................      (5.1)         (3.9)         (9.0)
                                                              ----------      ------       -------
                                                                   9.4           8.6          18.0
                                                              ----------      ------       -------
Net appreciation, end of year...............................    $ 22.1        $ 16.4       $  38.5
                                                              ----------      ------       -------
                                                              ----------      ------       -------

1996
Net appreciation, beginning of year.........................    $ 20.4        $  3.4       $  23.8
                                                              ----------      ------       -------
Net (depreciation) appreciation on available-for-sale
 securities.................................................     (20.8)          6.7         (14.1)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................       9.0        --               9.0
Benefit (provision) for deferred federal income taxes.......       4.1          (2.3)          1.8
                                                              ----------      ------       -------
                                                                  (7.7)          4.4          (3.3)
                                                              ----------      ------       -------
Net appreciation, end of year...............................    $ 12.7        $  7.8       $  20.5
                                                              ----------      ------       -------
                                                              ----------      ------       -------

(1) Includes net appreciation on other investments of $.9 million, $1.3 million, and $2.2 million in 1998, 1997, and 1996, respectively.

B.  MORTGAGE LOANS AND REAL ESTATE

AFLIAC's mortgage loans and real estate are diversified by property type and location. Real estate investments have been obtained primarily through foreclosure. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time the original loan is made.

The carrying values of mortgage loans and real estate investments net of applicable reserves were as follows:

DECEMBER 31,
(IN MILLIONS)                                                  1998      1997
------------------------------------------------------------  -------   -------
Mortgage loans..............................................  $ 230.0   $ 228.2
Real estate held for sale...................................     14.5      12.0
                                                              -------   -------
Total mortgage loans and real estate........................  $ 244.5   $ 240.2
                                                              -------   -------
                                                              -------   -------

Reserves for mortgage loans were $3.3 million and $9.4 million at December 31, 1998 and 1997, respectively.

During 1997, the Company committed to a plan to dispose of all real estate assets by the end of 1998. At December 31, 1998, there was 1 property remaining in the Company's real estate portfolio, which is being actively marketed. As a result of the Plan, during 1997, real estate assets with a carrying amount of $15.7 million were written down to the estimated fair value less cost to sell of $12.0 million, and a net realized investment loss of $3.7 million was recognized. Depreciation was not recorded on these assets while they were held for disposal.

There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 1998 and 1997. During 1996, non-cash investing activities included real estate acquired through foreclosure of mortgage loans, which had a fair value of $0.9 million.

There were no contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 1998. These commitments generally expire within one year.

Mortgage loans and real estate investments comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                                  1998    1997
------------------------------------------------------------  ------  ------
Property type:
  Office building...........................................  $129.2  $101.7
  Residential...............................................    18.9    19.3
  Retail....................................................    37.4    42.2
  Industrial/warehouse......................................    59.2    61.9
  Other.....................................................     3.1    24.5
  Valuation allowances......................................    (3.3)   (9.4)
                                                              ------  ------
Total.......................................................  $244.5  $240.2
                                                              ------  ------
                                                              ------  ------

DECEMBER 31,
(IN MILLIONS)                                                  1998    1997
------------------------------------------------------------  ------  ------
Geographic region:
  South Atlantic............................................  $ 55.5  $ 68.7
  Pacific...................................................    80.0    56.6
  East North Central........................................    41.4    61.4
  Middle Atlantic...........................................    22.5    29.8
  West South Central........................................     6.7     6.9
  New England...............................................    26.9    12.4
  Other.....................................................    14.8    13.8
  Valuation allowances......................................    (3.3)   (9.4)
                                                              ------  ------
Total.......................................................  $244.5  $240.2
                                                              ------  ------
                                                              ------  ------

At December 31, 1998, scheduled mortgage loan maturities were as follows: 1999 -- $24.8 million; 2000 -- $43.5 million; 2001 -- $6.6 million; 2002 -- $11.5 million; 2003 -- $0.6 million; and $143.0 million thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 1998, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

C.  INVESTMENT VALUATION ALLOWANCES

Investment valuation allowances, which have been deducted in arriving at investment carrying values as presented in the balance sheet and changes thereto are shown below.

FOR THE YEARS ENDED DECEMBER 31,                              BALANCE AT                             BALANCE AT
(IN MILLIONS)                                                 JANUARY 1    PROVISIONS   WRITE-OFFS   DECEMBER 31
------------------------------------------------------------  ----------   ----------   ----------   -----------
1998
Mortgage loans..............................................    $ 9.4        $(4.5)        $1.6         $ 3.3
                                                                -----        -----          ---         -----
                                                                -----        -----          ---         -----
1997
Mortgage loans..............................................    $ 9.5        $ 1.1         $1.2         $ 9.4
Real estate.................................................      1.7          3.7          5.4         --
                                                                -----        -----          ---         -----
    Total...................................................    $11.2        $ 4.8         $6.6         $ 9.4
                                                                -----        -----          ---         -----
                                                                -----        -----          ---         -----
1996
Mortgage loans..............................................    $12.5        $ 4.5         $7.5         $ 9.5
Real estate.................................................      2.1        --             0.4           1.7
                                                                -----        -----          ---         -----
    Total...................................................    $14.6        $ 4.5         $7.9         $11.2
                                                                -----        -----          ---         -----
                                                                -----        -----          ---         -----

Provisions on mortgages during 1998 reflect the release of redundant reserves. Write-offs of $5.4 million to the investment valuation allowance related to real estate in 1997 primarily reflect write downs to the estimated fair value less cost to sell pursuant to the aforementioned 1997 plan of disposal.

The carrying value of impaired loans was $15.3 million and $20.6 million, with related reserves of $1.5 million and $7.1 million as of December 31, 1998 and 1997, respectively. All impaired loans were reserved as of December 31, 1998 and 1997.

The average carrying value of impaired loans was $17.0 million, $19.8 million and $26.3 million, with related interest income while such loans were impaired of $2.0 million, $2.2 million and $3.4 million as of December 31, 1998, 1997 and 1996, respectively.

D.  OTHER

At December 31, 1998, AFLIAC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

4.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1998    1997    1996
------------------------------------------------------------  ------  ------  ------
Fixed maturities............................................  $107.7  $130.0  $137.2
Mortgage loans..............................................    25.5    20.4    22.0
Equity securities...........................................     0.3     1.3     0.7
Policy loans................................................    11.7    10.8    10.2
Real estate.................................................     3.3     3.9     6.2
Other long-term investments.................................     1.5     1.0     0.8
Short-term investments......................................     4.2     1.4     1.4
                                                              ------  ------  ------
Gross investment income.....................................   154.2   168.8   178.5
Less investment expenses....................................    (2.9)   (4.6)   (6.8)
                                                              ------  ------  ------
Net investment income.......................................  $151.3  $164.2  $171.7
                                                              ------  ------  ------
                                                              ------  ------  ------

There were no mortgage loans or fixed maturities on non-accrual status at December 31, 1998. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investment, had no impact in 1998 and 1997, and reduced net income by $0.1 million in 1996.

The payment terms of mortgage loans may from time to time be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $12.6 million, $21.1 million and $25.4 million at December 31, 1998, 1997 and 1996, respectively. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $1.4 million, $1.9 million and $3.6 million in 1998, 1997, and 1996, respectively. Actual interest income on these loans included in net investment income aggregated $1.8 million, $2.1 million and $2.2 million in 1998, 1997, and 1996, respectively.

There were no fixed maturities or mortgage loans which, were non-income producing for the twelve months ended December 31, 1998.

B.  REALIZED INVESTMENT GAINS AND LOSSES

Realized gains (losses) on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1998    1997    1996
------------------------------------------------------------  ------  ------  ------
Fixed maturities............................................  $ (6.1) $  3.0  $ (3.3)
Mortgage loans..............................................     8.0    (1.1)   (3.2)
Equity securities...........................................    15.7     0.5     0.3
Real estate.................................................     2.4    (1.5)    2.5
Other.......................................................    --       2.0     0.1
                                                              ------  ------  ------
Net realized investment gains (losses)......................  $ 20.0  $  2.9  $ (3.6)
                                                              ------  ------  ------
                                                              ------  ------  ------

C.  OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized gains to the net balance shown in the Statement of Comprehensive income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1998      1997      1996
------------------------------------------------------------  -------   -------   -------
Unrealized gains on securities:
Unrealized holding gains arising during period (net of taxes of $(5.6) million, $10.2 million and $(2.9) million in
 1998, 1997 and 1996 respectively)..........................  $  (8.2)  $  20.3   $  (5.3)
Less: reclassification adjustment for gains included in net
 income (net of taxes of $3.4 million, $1.2 million and
 $(1.0) million in 1998, 1997 and 1996 respectively)........      6.2       2.3      (2.0)
                                                              -------   -------   -------
Other comprehensive income..................................  $ (14.4)  $  18.0   $  (3.3)
                                                              -------   -------   -------
                                                              -------   -------   -------

5.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement No. 107, "Disclosures about Fair Value of Financial Instruments" ("Statement No, 107"), requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses, which utilize current interest rates for similar financial instruments, which have comparable terms and credit quality.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans is limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the balance sheet approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under investment type contracts are estimated based on current surrender values.

The estimated fair values of the financial instruments were as follows:

                                                                      1998                    1997
                                                              ---------------------   ---------------------
DECEMBER 31,                                                  CARRYING      FAIR      CARRYING      FAIR
(IN MILLIONS)                                                   VALUE       VALUE       VALUE       VALUE
------------------------------------------------------------  ---------   ---------   ---------   ---------
FINANCIAL ASSETS
  Cash and cash equivalents.................................  $   217.9   $   217.9   $    31.1   $    31.1
  Fixed maturities..........................................    1,330.4     1,330.4     1,402.5     1,402.5
  Equity securities.........................................       31.8        31.8        54.0        54.0
  Mortgage loans............................................      230.0       241.9       228.2       239.8
  Policy loans..............................................      151.5       151.5       140.1       140.1
                                                              ---------   ---------   ---------   ---------
                                                              $ 1,961.6   $ 1,973.5   $ 1,855.9   $ 1,867.5
                                                              ---------   ---------   ---------   ---------
                                                              ---------   ---------   ---------   ---------
FINANCIAL LIABILITIES
  Individual fixed annuity contracts........................  $ 1,069.4   $ 1,034.6   $   876.0   $   850.6
  Supplemental contracts without life Contingencies.........       16.6        16.6        15.3        15.3
                                                              ---------   ---------   ---------   ---------
                                                              $ 1,086.0   $ 1,051.2   $   891.3   $   865.9
                                                              ---------   ---------   ---------   ---------
                                                              ---------   ---------   ---------   ---------

6.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expense (benefit) in the statement of income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                 1998   1997   1996
------------------------------------------------------------  -----  -----  -----
Federal income tax expense (benefit)
  Current...................................................  $22.1  $13.9  $26.9
  Deferred..................................................   11.8    7.1   (9.8)
                                                              -----  -----  -----
Total.......................................................  $33.9  $21.0  $17.1
                                                              -----  -----  -----
                                                              -----  -----  -----

The provision for federal income taxes does not materially differ from the amount of federal income tax determined by applying the appropriate U.S. statutory income tax rate to income before federal income taxes.

The deferred tax liabilities are comprised of the following:

DECEMBER 31,
(IN MILLIONS)                                                   1998       1997
------------------------------------------------------------  --------   --------
Deferred tax (assets) liabilities
  Policy reserves...........................................  $ (205.1)  $ (175.8)
  Deferred acquisition costs................................     278.8      226.4
  Investments, net..........................................      12.5       27.0
  Sales practice litigation.................................      (7.4)     --
  Bad debt reserve..........................................      (0.4)      (2.0)
  Other, net................................................       0.4        0.3
                                                              --------   --------
Deferred tax liability, net.................................  $   78.8   $   75.9
                                                              --------   --------
                                                              --------   --------

Gross deferred income tax liabilities totaled $291.7 million and $253.7 million at December 31, 1998 and 1997, respectively. Gross deferred income tax assets totaled $212.9 million and $177.8 at December 31, 1998 and 1997, respectively.

The Company believes, based on its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary.

The Company's federal income tax returns are routinely audited by the IRS, and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the consolidated group's federal income tax returns through 1994. The Company has appealed certain adjustments proposed by the IRS with respect to the consolidated group's federal income tax returns for 1992, 1993, and 1994. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. If upheld, these adjustments would result in additional payments; however, the Company will vigorously defend its position with respect to these adjustments. In the Company's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

7.  RELATED PARTY TRANSACTIONS

The Company has no employees of its own, but has agreements under which FAFLIC provides management, space and other services, including accounting, electronic data processing, human resources, legal and other staff functions. Charges for these services are based on full cost including all direct and indirect overhead costs, and amounted to $145.4 million and $124.1 million in 1998 and 1997. The net amounts payable to FAFLIC and affiliates for accrued expenses and various other liabilities and receivables were $16.4 million and $15.0 million at December 31, 1998 and 1997, respectively.

8.  DIVIDEND RESTRICTIONS

Delaware has enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance.

No dividends were declared by the Company during 1998, 1997 and 1996. During 1999, AFLIAC could pay dividends of $26.1 million to FAFLIC without prior approval.

9.  REINSURANCE

In the normal course of business, the Company seeks to reduce the loss that may arise from events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts" ("Statement No. 113").

The Company reinsures 100% of its traditional individual life and certain blocks of its universal life business, substantially all of its disability income business, and effective January 1, 1998, the mortality risk on the variable universal life and remaining universal life blocks of business in-force at December 31, 1997.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

Amounts recoverable from reinsurers at December 31, 1998 and 1997 for the disability income business were $230.8 million and $216.1 million, respectively, traditional life were $11.4 million and $15.2 million, respectively, and universal and variable universal life were $65.8 million and $19.8 million, respectively.

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1998    1997    1996
------------------------------------------------------------  ------  ------  ------
Insurance premiums:
  Direct....................................................  $ 45.5  $ 48.8  $ 53.3
  Assumed...................................................    --       2.6     3.1
  Ceded.....................................................   (45.0)  (28.6)  (23.7)
                                                              ------  ------  ------
Net premiums................................................  $  0.5  $ 22.8  $ 32.7
                                                              ------  ------  ------
                                                              ------  ------  ------

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1998    1997    1996
------------------------------------------------------------  ------  ------  ------
Insurance and other individual policy benefits, claims,
 losses and loss adjustment expenses:
  Direct....................................................  $204.0  $226.0  $206.4
  Assumed...................................................    --       4.2     4.5
  Ceded.....................................................   (50.1)  (42.4)  (18.3)
                                                              ------  ------  ------
Net policy benefits, claims, losses and loss adjustment
 expenses...................................................  $153.9  $187.8  $192.6
                                                              ------  ------  ------
                                                              ------  ------  ------

10.  DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition asset:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1998    1997    1996
------------------------------------------------------------  ------  ------  ------
Balance at beginning of year................................  $765.3  $632.7  $555.7
  Acquisition expenses deferred.............................   242.4   184.2   116.6
  Amortized to expense during the year......................   (64.6)  (53.1)  (49.9)
  Adjustment to equity during the year......................     7.4   (10.2)   10.3
  Adjustment for cession of disability income insurance.....    --     (38.6)   --
  Adjustment for revision of universal life and variable
    universal life insurance mortality assumptions..........    --      50.3    --
                                                              ------  ------  ------
Balance at end of year......................................  $950.5  $765.3  $632.7
                                                              ------  ------  ------
                                                              ------  ------  ------

On October 1, 1997, the Company revised the mortality assumptions for universal life and variable universal life product lines. These revisions resulted in a $50.3 million recapitalization of deferred policy acquisition costs.

11.  LIABILITIES FOR INDIVIDUAL DISABILITY INCOME BENEFITS

The Company regularly updates its estimates of liabilities for future policy benefits and outstanding claims, losses and loss adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

The liability for future policy benefits and outstanding claims, losses and loss adjustment expenses related to the Company's disability income business was $233.3 million and $219.9 million at December 31, 1998 and 1997. Due to the reinsurance agreement whereby the Company has ceded substantially all of its disability income business to a highly rated reinsurer, the Company believes that no material adverse development of losses will occur. However, the amount of the liabilities could be revised in the near term if the estimates are revised.

12.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In July 1997, a lawsuit on behalf of a putative class was instituted in Louisiana against AFC and certain of its subsidiaries including AFLIAC, by individual plaintiffs alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In October 1997, plaintiffs voluntarily dismissed the Louisiana suit and filed a substantially similar action in Federal District Court in Worcester, Massachusetts. In early November 1998, AFC and the plaintiffs entered into a settlement agreement, to which the court granted preliminary approval on December 4, 1998. A hearing was held on March 19, 1999 to consider final approval of the settlement agreement. A decision by the court is expected to be rendered in the near future. Accordingly, AFLIAC recognized a $21.0 million pre-tax expense during the third quarter of 1998 related to this litigation. Although the Company believes that this expense reflects appropriate recognition of its obligation under the settlement, this estimate assumes the availability of insurance coverage for certain claims, and the estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, if any, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various legal proceedings arising in the normal course of business. In the Company's opinion of, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

YEAR 2000

The Year 2000 Issue is the result of computer programs being written using two digits rather than four to define the applicable year. Any of the Company's computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in a system failure or miscalculations causing disruptions of operations, including, among other things, a temporary inability to process transactions, send invoices, or engage in similar normal business activities.

Although the Company does not believe that there is a material contingency associated with the Year 2000 project, there can be no assurance that exposure for material contingencies will not arise.

13.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable. Statutory net income and surplus are as follows:

(IN MILLIONS)                                                  1998    1997    1996
------------------------------------------------------------  ------  ------  ------
Statutory net income........................................  $ (8.2) $ 31.5  $  5.4
Statutory shareholder's surplus.............................  $309.7  $307.1  $234.0

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Allmerica Financial Life Insurance and Annuity Company and the Contractowners of the Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company at December 31, 1998, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Allmerica Financial Life Insurance and Annuity Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the Funds, provide a reasonable basis for the opinion expressed above.

/s/ PricewaterhouseCoopers LLP

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
March 26, 1999

                       ALLMERICA SELECT SEPARATE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1998

                                                 SELECT
                                               AGGRESSIVE      SELECT     SELECT GROWTH      SELECT
                                                 GROWTH        GROWTH      AND INCOME        INCOME
                                              ------------  ------------  -------------   -------------
ASSETS:
Investments in shares of Allmerica
 Investment Trust...........................  $228,649,110  $336,704,259  $295,912,048     $140,061,555
Investments in shares of Fidelity Variable
 Insurance Products Fund (VIP)..............            --            --            --               --
Investment in shares of T. Rowe Price
 International Series, Inc..................            --            --            --               --
Receivable from Allmerica Financial Life
 Insurance and Annuity Company (Sponsor)....            --            --        14,258               --
                                              ------------  ------------  -------------   -------------
  Total assets..............................   228,649,110   336,704,259   295,926,306      140,061,555

LIABILITIES:
Payable to Allmerica Financial Life
 Insurance and Annuity Company (Sponsor)....           773        51,859            --           27,082
                                              ------------  ------------  -------------   -------------
  Net assets................................  $228,648,337  $336,652,400  $295,926,306     $140,034,473
                                              ------------  ------------  -------------   -------------
                                              ------------  ------------  -------------   -------------
Net asset distribution by category:
  Qualified variable annuity contracts......  $ 79,475,593  $104,744,491  $ 89,963,271     $ 47,733,147
  Non-qualified variable annuity
    contracts...............................   149,172,744   231,907,909   205,963,035       92,301,326
                                              ------------  ------------  -------------   -------------
                                              $228,648,337  $336,652,400  $295,926,306     $140,034,473
                                              ------------  ------------  -------------   -------------
                                              ------------  ------------  -------------   -------------
Qualified units outstanding, December 31,
 1998.......................................    30,135,760    37,503,752    39,252,772       34,826,842
Net asset value per qualified unit, December
 31, 1998...................................  $   2.637252  $   2.792907  $   2.291896     $   1.370585
Non-qualified units outstanding, December
 31, 1998...................................    56,563,704    83,034,597    89,865,786       67,344,474
Net asset value per non-qualified unit,
 December 31, 1998..........................  $   2.637252  $   2.792907  $   2.291896     $   1.370585

                                                               SELECT          SELECT
                                                 MONEY      INTERNATIONAL     CAPITAL
                                                 MARKET        EQUITY       APPRECIATION
                                              ------------  -------------   ------------
ASSETS:
Investments in shares of Allmerica
 Investment Trust...........................  $113,859,875  $165,703,596    $102,870,665
Investments in shares of Fidelity Variable
 Insurance Products Fund (VIP)..............            --            --             --
Investment in shares of T. Rowe Price
 International Series, Inc..................            --            --             --
Receivable from Allmerica Financial Life
 Insurance and Annuity Company (Sponsor)....            --            --             --
                                              ------------  -------------   ------------
  Total assets..............................   113,859,875   165,703,596    102,870,665
LIABILITIES:
Payable to Allmerica Financial Life
 Insurance and Annuity Company (Sponsor)....        44,786            --             --
                                              ------------  -------------   ------------
  Net assets................................  $113,815,089  $165,703,596    $102,870,665
                                              ------------  -------------   ------------
                                              ------------  -------------   ------------
Net asset distribution by category:
  Qualified variable annuity contracts......  $ 33,102,121  $ 55,886,977    $34,926,665
  Non-qualified variable annuity
    contracts...............................    80,712,968   109,816,619     67,944,000
                                              ------------  -------------   ------------
                                              $113,815,089  $165,703,596    $102,870,665
                                              ------------  -------------   ------------
                                              ------------  -------------   ------------
Qualified units outstanding, December 31,
 1998.......................................    26,989,026    34,748,214     18,601,998
Net asset value per qualified unit, December
 31, 1998...................................  $   1.226503  $   1.608341    $  1.877576
Non-qualified units outstanding, December
 31, 1998...................................    65,807,394    68,279,437     36,187,084
Net asset value per non-qualified unit,
 December 31, 1998..........................  $   1.226503  $   1.608341    $  1.877576

   The accompanying notes are an integral part of these financial statements.

                       ALLMERICA SELECT SEPARATE ACCOUNT
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 1998

                                   SELECT      SELECT       SELECT                                                T. ROWE PRICE
                                  EMERGING      VALUE     STRATEGIC   FIDELITY VIP  FIDELITY VIP    FIDELITY VIP  INTERNATIONAL
                                  MARKETS    OPPORTUNITY    GROWTH    HIGH INCOME   EQUITY-INCOME      GROWTH         STOCK
                                 ----------  -----------  ----------  ------------  -------------   ------------  -------------
 ASSETS:
 Investments in shares of
  Allmerica Investment Trust...  $4,042,580  $18,034,508  $8,392,045  $         --  $         --    $         --   $        --
 Investments in shares of
  Fidelity Variable Insurance
  Products Fund (VIP)..........          --          --           --   101,203,216   178,330,222     147,531,533            --
 Investment in shares of T.
  Rowe Price International
  Series, Inc..................          --          --           --            --            --              --    57,943,955
 Receivable from Allmerica
  Financial Life Insurance and
  Annuity Company (Sponsor)....          --          --           --            --            --              --            --
                                 ----------  -----------  ----------  ------------  -------------   ------------  -------------
 Total assets..................   4,042,580  18,034,508    8,392,045   101,203,216   178,330,222     147,531,533    57,943,955

 LIABILITIES:
 Payable to Allmerica Financial
  Life Insurance and Annuity
  Company (Sponsor)............          --          --           --            --            --              --            --
                                 ----------  -----------  ----------  ------------  -------------   ------------  -------------
 Net assets....................  $4,042,580  $18,034,508  $8,392,045  $101,203,216  $178,330,222    $147,531,533   $57,943,955
                                 ----------  -----------  ----------  ------------  -------------   ------------  -------------
                                 ----------  -----------  ----------  ------------  -------------   ------------  -------------
 Net asset distribution by
  category:
   Qualified variable annuity
     contracts.................  $1,503,793  $6,034,114   $2,793,756  $ 33,723,717  $ 49,381,970    $ 46,070,951   $17,698,051
   Non-qualified variable
     annuity contracts.........   2,538,787  12,000,394    5,598,289    67,479,499   128,948,252     101,460,582    40,245,904
                                 ----------  -----------  ----------  ------------  -------------   ------------  -------------
                                 $4,042,580  $18,034,508  $8,392,045  $101,203,216  $178,330,222    $147,531,533   $57,943,955
                                 ----------  -----------  ----------  ------------  -------------   ------------  -------------
                                 ----------  -----------  ----------  ------------  -------------   ------------  -------------
 Qualified units outstanding,
  December 31, 1998............   1,937,832   6,102,727    2,899,110    24,987,324    26,455,515      19,690,822    12,662,557
 Net asset value per qualified
  unit, December 31, 1998......  $ 0.776018  $ 0.988757   $ 0.963660  $   1.349633  $   1.866604    $   2.339717   $  1.397668
 Non-qualified units
  outstanding, December 31,
  1998.........................   3,271,557  12,136,849    5,809,402    49,998,407    69,081,740      43,364,469    28,795,038
 Net asset value per
  non-qualified unit, December
  31, 1998.....................  $ 0.776018  $ 0.988757   $ 0.963660  $   1.349633  $   1.866604    $   2.339717   $  1.397668

   The accompanying notes are an integral part of these financial statements.

                       ALLMERICA SELECT SEPARATE ACCOUNT
               STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                          SELECT
                                                     AGGRESSIVE GROWTH                 SELECT GROWTH
                                               -----------------------------   -----------------------------
                                                  YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                   1998            1997            1998            1997
                                               -------------   -------------   -------------   -------------
INVESTMENT INCOME (LOSS):
  Dividends..................................  $          --   $          --   $     217,779   $     594,234
  Mortality and expense risk fees............     (2,636,982)     (2,015,705)     (3,272,612)     (1,909,171)
  Administrative expense fees................       (325,919)       (249,132)       (404,481)       (235,965)
                                               -------------   -------------   -------------   -------------
    Net investment income (loss).............     (2,962,901)     (2,264,837)     (3,459,314)     (1,550,902)
                                               -------------   -------------   -------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors.................................             --      15,267,707       2,708,827      10,519,168
  Net realized gain (loss) from sales of
    investments..............................      3,969,770       1,569,746       3,364,057         784,352
                                               -------------   -------------   -------------   -------------
  Net realized gain (loss)...................      3,969,770      16,837,453       6,072,884      11,303,520
  Net unrealized gain (loss).................     17,405,709       9,062,264      74,575,052      31,295,973
                                               -------------   -------------   -------------   -------------
    Net realized and unrealized gain
     (loss)..................................     21,375,479      25,899,717      80,647,936      42,599,493
                                               -------------   -------------   -------------   -------------

  Net increase (decrease) in net assets from
    operations...............................     18,412,578      23,634,880      77,188,622      41,048,591
                                               -------------   -------------   -------------   -------------

CONTRACT TRANSACTIONS:
  Net purchase payments......................     36,061,562      35,797,976      70,613,422      48,274,492
  Withdrawals................................    (13,438,781)     (7,811,125)    (15,891,976)     (7,969,058)
  Contract benefits..........................     (2,728,888)     (1,379,292)     (3,404,074)     (1,551,120)
  Contract charges...........................        (89,767)        (77,043)        (89,116)        (62,180)
  Transfers between sub-accounts (including
    fixed account), net......................     (7,180,823)     11,700,863         266,856      16,263,001
  Other transfers from (to) the General
    Account..................................      1,134,404       1,835,272       1,932,745       2,183,627
                                               -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from
    contract transactions....................     13,757,707      40,066,651      53,427,857      57,138,762
                                               -------------   -------------   -------------   -------------

  Net increase (decrease) in net assets......     32,170,285      63,701,531     130,616,479      98,187,353

NET ASSETS:
  Beginning of year..........................    196,478,052     132,776,521     206,035,921     107,848,568
                                               -------------   -------------   -------------   -------------
  End of year................................  $ 228,648,337   $ 196,478,052   $ 336,652,400   $ 206,035,921
                                               -------------   -------------   -------------   -------------
                                               -------------   -------------   -------------   -------------


                                                 SELECT GROWTH AND INCOME
                                               -----------------------------

                                                  YEAR ENDED DECEMBER 31,
                                                   1998            1997
                                               -------------   -------------
INVESTMENT INCOME (LOSS):
  Dividends..................................  $   3,198,324   $   2,276,955
  Mortality and expense risk fees............     (3,145,481)     (2,111,147)
  Administrative expense fees................       (388,767)       (260,929)
                                               -------------   -------------
    Net investment income (loss).............       (335,924)        (95,121)
                                               -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors.................................        924,289      18,113,569
  Net realized gain (loss) from sales of
    investments..............................      1,064,670         854,942
                                               -------------   -------------
  Net realized gain (loss)...................      1,988,959      18,968,511
  Net unrealized gain (loss).................     32,750,667      12,001,401
                                               -------------   -------------
    Net realized and unrealized gain
     (loss)..................................     34,739,626      30,969,912
                                               -------------   -------------
  Net increase (decrease) in net assets from
    operations...............................     34,403,702      30,874,791
                                               -------------   -------------
CONTRACT TRANSACTIONS:
  Net purchase payments......................     63,681,715      46,842,354
  Withdrawals................................    (15,115,743)     (8,766,378)
  Contract benefits..........................     (4,138,997)     (2,390,486)
  Contract charges...........................        (85,677)        (69,205)
  Transfers between sub-accounts (including
    fixed account), net......................        106,049      15,332,554
  Other transfers from (to) the General
    Account..................................      3,902,001       2,625,475
                                               -------------   -------------
  Net increase (decrease) in net assets from
    contract transactions....................     48,349,348      53,574,314
                                               -------------   -------------
  Net increase (decrease) in net assets......     82,753,050      84,449,105
NET ASSETS:
  Beginning of year..........................    213,173,256     128,724,151
                                               -------------   -------------
  End of year................................  $ 295,926,306   $ 213,173,256
                                               -------------   -------------
                                               -------------   -------------

   The accompanying notes are an integral part of these financial statements.

                       ALLMERICA SELECT SEPARATE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED)

                                                      SELECT INCOME                    MONEY MARKET
                                               ----------------------------   ------------------------------
                                                 YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                   1998            1997           1998             1997
                                               -------------   ------------   -------------   --------------
INVESTMENT INCOME (LOSS):
  Dividends..................................  $   6,954,415   $  5,022,772   $   5,221,319   $    4,384,109
  Mortality and expense risk fees............     (1,469,378)      (998,230)     (1,211,909)      (1,016,141)
  Administrative expense fees................       (181,608)      (123,377)       (149,786)        (125,591)
                                               -------------   ------------   -------------   --------------
    Net investment income (loss).............      5,303,429      3,901,165       3,859,624        3,242,377
                                               -------------   ------------   -------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors.................................             --             --              --               --
  Net realized gain (loss) from sales of
    investments..............................        191,685         22,839              --               --
                                               -------------   ------------   -------------   --------------
  Net realized gain (loss)...................        191,685         22,839              --               --
  Net unrealized gain (loss).................        575,603      2,251,800              --               --
                                               -------------   ------------   -------------   --------------
    Net realized and unrealized gain
     (loss)..................................        767,288      2,274,639              --               --
                                               -------------   ------------   -------------   --------------

  Net increase (decrease) in net assets from
    operations...............................      6,070,717      6,175,804       3,859,624        3,242,377
                                               -------------   ------------   -------------   --------------

CONTRACT TRANSACTIONS:
  Net purchase payments......................     43,005,439     18,288,534      65,100,611      129,227,661
  Withdrawals................................     (8,082,420)    (4,662,262)    (20,168,912)      (9,185,006)
  Contract benefits..........................     (1,772,510)    (1,408,135)     (5,486,115)      (2,972,579)
  Contract charges...........................        (37,909)       (34,436)        (24,776)         (23,565)
  Transfers between sub-accounts (including
    fixed account), net......................      3,617,459      3,517,315      (7,256,363)    (114,998,424)
  Other transfers from (to) the General
    Account..................................      3,052,759      1,318,021         645,196        3,070,706
                                               -------------   ------------   -------------   --------------
  Net increase (decrease) in net assets from
    contract transactions....................     39,782,818     17,019,037      32,809,641        5,118,793
                                               -------------   ------------   -------------   --------------

  Net increase (decrease) in net assets......     45,853,535     23,194,841      36,669,265        8,361,170

NET ASSETS:
  Beginning of year..........................     94,180,938     70,986,097      77,145,824       68,784,654
                                               -------------   ------------   -------------   --------------
  End of year................................  $ 140,034,473   $ 94,180,938   $ 113,815,089   $   77,145,824
                                               -------------   ------------   -------------   --------------
                                               -------------   ------------   -------------   --------------

                                                SELECT INTERNATIONAL EQUITY
                                               -----------------------------

                                                  YEAR ENDED DECEMBER 31,
                                                   1998            1997
                                               -------------   -------------
INVESTMENT INCOME (LOSS):
  Dividends..................................  $   2,110,384   $   2,964,278
  Mortality and expense risk fees............     (1,871,430)     (1,350,796)
  Administrative expense fees................       (231,300)       (166,952)
                                               -------------   -------------
    Net investment income (loss).............          7,654       1,446,530
                                               -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors.................................             --       4,123,293
  Net realized gain (loss) from sales of
    investments..............................      1,650,381         941,203
                                               -------------   -------------
  Net realized gain (loss)...................      1,650,381       5,064,496
  Net unrealized gain (loss).................     17,773,061      (4,292,377)
                                               -------------   -------------
    Net realized and unrealized gain
     (loss)..................................     19,423,442         772,119
                                               -------------   -------------
  Net increase (decrease) in net assets from
    operations...............................     19,431,096       2,218,649
                                               -------------   -------------
CONTRACT TRANSACTIONS:
  Net purchase payments......................     29,615,052      33,743,058
  Withdrawals................................     (8,122,159)     (5,026,523)
  Contract benefits..........................     (1,791,387)       (830,243)
  Contract charges...........................        (56,589)        (45,226)
  Transfers between sub-accounts (including
    fixed account), net......................     (5,116,809)     16,445,449
  Other transfers from (to) the General
    Account..................................      1,294,775       2,131,290
                                               -------------   -------------
  Net increase (decrease) in net assets from
    contract transactions....................     15,822,883      46,417,805
                                               -------------   -------------
  Net increase (decrease) in net assets......     35,253,979      48,636,454
NET ASSETS:
  Beginning of year..........................    130,449,617      81,813,163
                                               -------------   -------------
  End of year................................  $ 165,703,596   $ 130,449,617
                                               -------------   -------------
                                               -------------   -------------

   The accompanying notes are an integral part of these financial statements.

                       ALLMERICA SELECT SEPARATE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED)

                                                                                 SELECT EMERGING
                                               SELECT CAPITAL APPRECIATION           MARKETS
                                               ----------------------------   ---------------------
                                                 YEAR ENDED DECEMBER 31,           PERIOD FROM
                                                   1998            1997       2/20/98** TO 12/31/98
                                               -------------   ------------   ---------------------
INVESTMENT INCOME (LOSS):
  Dividends..................................  $          --   $         --        $    7,175
  Mortality and expense risk fees............     (1,046,274)      (636,664)          (20,600)
  Administrative expense fees................       (129,315)       (78,689)           (2,546)
                                               -------------   ------------       -----------
  Net investment income (loss)...............     (1,175,589)      (715,353)          (15,971)
                                               -------------   ------------       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors.................................     15,561,260             --                --
  Net realized gain (loss) from sales of
    investments..............................      1,026,367        122,244           (24,720)
                                               -------------   ------------       -----------
  Net realized gain (loss)...................     16,587,627        122,244           (24,720)
  Net unrealized gain (loss).................     (4,726,710)     8,440,399          (309,858)
                                               -------------   ------------       -----------
    Net realized and unrealized gain
     (loss)..................................     11,860,917      8,562,643          (334,578)
                                               -------------   ------------       -----------

  Net increase (decrease) in net assets from
    operations...............................     10,685,328      7,847,290          (350,549)
                                               -------------   ------------       -----------

CONTRACT TRANSACTIONS:
  Net purchase payments......................     25,436,320     23,378,356         3,000,520
  Withdrawals................................     (3,623,727)    (1,984,458)          (61,386)
  Contract benefits..........................     (1,106,068)      (728,926)           (9,898)
  Contract charges...........................        (30,776)       (19,236)             (134)
  Transfers between sub-accounts (including
    fixed account), net......................     (2,261,255)     6,974,304         1,172,968
  Other transfers from (to) the General
    Account..................................        654,274      1,663,876           291,059
                                               -------------   ------------       -----------
  Net increase (decrease) in net assets from
    contract transactions....................     19,068,768     29,283,916         4,393,129
                                               -------------   ------------       -----------

  Net increase (decrease) in net assets......     29,754,096     37,131,206         4,042,580

NET ASSETS:
  Beginning of year..........................     73,116,569     35,985,363                --
                                               -------------   ------------       -----------
  End of year................................  $ 102,870,665   $ 73,116,569        $4,042,580
                                               -------------   ------------       -----------
                                               -------------   ------------       -----------

                                                   SELECT VALUE          SELECT STRATEGIC
                                                    OPPORTUNITY               GROWTH
                                               ---------------------   ---------------------

                                                    PERIOD FROM             PERIOD FROM
                                               2/20/98** TO 12/31/98   2/20/98** TO 12/31/98
                                               ---------------------   ---------------------
INVESTMENT INCOME (LOSS):
  Dividends..................................       $   150,189             $   19,691
  Mortality and expense risk fees............           (89,478)               (42,877)
  Administrative expense fees................           (11,060)                (5,300)
                                               ---------------------       -----------
  Net investment income (loss)...............            49,651                (28,486)
                                               ---------------------       -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors.................................            25,524                     --
  Net realized gain (loss) from sales of
    investments..............................           (29,187)              (151,091)
                                               ---------------------       -----------
  Net realized gain (loss)...................            (3,663)              (151,091)
  Net unrealized gain (loss).................           160,234                219,846
                                               ---------------------       -----------
    Net realized and unrealized gain
     (loss)..................................           156,571                 68,755
                                               ---------------------       -----------
  Net increase (decrease) in net assets from
    operations...............................           206,222                 40,269
                                               ---------------------       -----------
CONTRACT TRANSACTIONS:
  Net purchase payments......................        12,809,082              5,671,296
  Withdrawals................................          (356,168)              (209,854)
  Contract benefits..........................           (49,956)               (20,535)
  Contract charges...........................              (478)                  (338)
  Transfers between sub-accounts (including
    fixed account), net......................         4,206,999              2,187,617
  Other transfers from (to) the General
    Account..................................         1,218,807                723,590
                                               ---------------------       -----------
  Net increase (decrease) in net assets from
    contract transactions....................        17,828,286              8,351,776
                                               ---------------------       -----------
  Net increase (decrease) in net assets......        18,034,508              8,392,045
NET ASSETS:
  Beginning of year..........................                --                     --
                                               ---------------------       -----------
  End of year................................       $18,034,508             $8,392,045
                                               ---------------------       -----------
                                               ---------------------       -----------

** Date of initial investment

   The accompanying notes are an integral part of these financial statements.

                       ALLMERICA SELECT SEPARATE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED)

                                                                                      FIDELITY VIP
                                                 FIDELITY VIP HIGH INCOME             EQUITY-INCOME
                                               ----------------------------   -----------------------------
                                                 YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                   1998            1997           1998            1997
                                               -------------   ------------   -------------   -------------
INVESTMENT INCOME (LOSS):
  Dividends..................................  $   5,463,771   $  2,360,937   $   1,609,296   $     800,519
  Mortality and expense risk fees............     (1,129,683)      (618,957)     (1,802,457)       (903,314)
  Administrative expense fees................       (139,623)       (76,500)       (222,776)       (111,646)
                                               -------------   ------------   -------------   -------------
    Net investment income (loss).............      4,194,465      1,665,480        (415,937)       (214,441)
                                               -------------   ------------   -------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors.................................      3,471,771        291,801       5,727,200       4,024,829
  Net realized gain (loss) from sales of
    investments..............................       (410,592)       153,432         454,647         173,070
                                               -------------   ------------   -------------   -------------
  Net realized gain (loss)...................      3,061,179        445,233       6,181,847       4,197,899
  Net unrealized gain (loss).................    (13,622,064)     5,256,704       7,180,318      11,931,704
                                               -------------   ------------   -------------   -------------
    Net realized and unrealized gain
      (loss).................................    (10,560,885)     5,701,937      13,362,165      16,129,603
                                               -------------   ------------   -------------   -------------

  Net increase (decrease) in net assets from
    operations...............................     (6,366,420)     7,367,417      12,946,228      15,915,162
                                               -------------   ------------   -------------   -------------

CONTRACT TRANSACTIONS:
  Net purchase payments......................     33,755,346     24,147,277      57,177,724      37,371,024
  Withdrawals................................     (4,291,123)    (1,540,245)     (6,972,862)     (3,009,887)
  Contract benefits..........................     (1,095,080)      (642,692)     (1,970,745)       (501,372)
  Contract charges...........................        (24,772)       (15,225)        (41,629)        (24,945)
  Transfers between sub-accounts (including
    fixed account), net......................      5,384,061     13,083,846       3,401,689      16,129,962
  Other transfers from (to) the General
    Account..................................      1,643,387      1,382,727       3,352,791       2,039,756
                                               -------------   ------------   -------------   -------------
  Net increase (decrease) in net assets from
    contract transactions....................     35,371,819     36,415,688      54,946,968      52,004,538
                                               -------------   ------------   -------------   -------------

  Net increase (decrease) in net assets......     29,005,399     43,783,105      67,893,196      67,919,700

NET ASSETS:
  Beginning of year..........................     72,197,817     28,414,712     110,437,026      42,517,326
                                               -------------   ------------   -------------   -------------
  End of year................................  $ 101,203,216   $ 72,197,817   $ 178,330,222   $ 110,437,026
                                               -------------   ------------   -------------   -------------
                                               -------------   ------------   -------------   -------------

                                                                                     T. ROWE PRICE
                                                       FIDELITY VIP                  INTERNATIONAL
                                                          GROWTH                         STOCK
                                               ----------------------------   ---------------------------

                                                 YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,
                                                   1998            1997           1998           1997
                                               -------------   ------------   ------------   ------------
INVESTMENT INCOME (LOSS):
  Dividends..................................  $     413,212   $    255,385   $    663,390   $    380,324
  Mortality and expense risk fees............     (1,334,435)      (685,823)      (627,152)      (394,964)
  Administrative expense fees................       (164,930)       (84,765)       (77,513)       (48,816)
                                               -------------   ------------   ------------   ------------
    Net investment income (loss).............     (1,086,153)      (515,203)       (41,275)       (63,456)
                                               -------------   ------------   ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors.................................     10,808,765      1,143,150        234,138        538,793
  Net realized gain (loss) from sales of
    investments..............................      1,061,177        252,760        151,115        932,107
                                               -------------   ------------   ------------   ------------
  Net realized gain (loss)...................     11,869,942      1,395,910        385,253      1,470,900
  Net unrealized gain (loss).................     25,112,290      9,153,516      5,788,775     (1,612,907)
                                               -------------   ------------   ------------   ------------
    Net realized and unrealized gain
      (loss).................................     36,982,232     10,549,426      6,174,028       (142,007)
                                               -------------   ------------   ------------   ------------
  Net increase (decrease) in net assets from
    operations...............................     35,896,079     10,034,223      6,132,753       (205,463)
                                               -------------   ------------   ------------   ------------
CONTRACT TRANSACTIONS:
  Net purchase payments......................     35,768,091     26,585,405     14,149,159     16,331,917
  Withdrawals................................     (5,164,629)    (2,025,514)    (2,057,947)    (1,619,234)
  Contract benefits..........................     (1,505,737)      (774,277)      (649,684)      (397,243)
  Contract charges...........................        (37,556)       (22,196)       (18,009)       (11,423)
  Transfers between sub-accounts (including
    fixed account), net......................      3,426,882      8,237,545     (1,989,024)     6,388,208
  Other transfers from (to) the General
    Account..................................      1,296,933      1,256,357        812,777      1,212,597
                                               -------------   ------------   ------------   ------------
  Net increase (decrease) in net assets from
    contract transactions....................     33,783,984     33,257,320     10,247,272     21,904,822
                                               -------------   ------------   ------------   ------------
  Net increase (decrease) in net assets......     69,680,063     43,291,543     16,380,025     21,699,359
NET ASSETS:
  Beginning of year..........................     77,851,470     34,559,927     41,563,930     19,864,571
                                               -------------   ------------   ------------   ------------
  End of year................................  $ 147,531,533   $ 77,851,470   $ 57,943,955   $ 41,563,930
                                               -------------   ------------   ------------   ------------
                                               -------------   ------------   ------------   ------------

   The accompanying notes are an integral part of these financial statements.

                       ALLMERICA SELECT SEPARATE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION

    Allmerica Select Separate Account (Allmerica Select) is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the Company), established on March 5, 1992 for the purpose of separating from the general assets of the Company those assets used to fund certain variable annuity contracts issued by the Company. The Company is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company (First Allmerica). First Allmerica is a wholly-owned subsidiary of Allmerica Financial Corporation (AFC). Under applicable insurance law, the assets and liabilities of Allmerica Select are clearly identified and distinguished from the other assets and liabilities of the Company. Allmerica Select cannot be charged with liabilities arising out of any other business of the Company.

    Allmerica Select is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Allmerica Select currently offers fourteen Sub-Accounts. Each Sub-Account invests exclusively in a corresponding investment portfolio of the Allmerica Investment Trust (the Trust) managed by Allmerica Financial Investment Management Services, Inc. (AFIMS) (successor to Allmerica Investment Management Company, Inc.), a wholly-owned subsidiary of First Allmerica; or of the Variable Insurance Products Fund (Fidelity VIP) managed by Fidelity Management & Research Company
(FMR); or of the T. Rowe Price International Series, Inc. (T. Rowe Price) managed by Rowe Price-Fleming International, Inc. The Trust, Fidelity VIP, and
T. Rowe Price (the Funds) are open-end, diversified management investment companies registered under the 1940 Act.

    Allmerica Select funds two types of variable annuity contracts, "qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a retirement plan which meets the requirements of
Section 401, 403, or 408 of the Internal Revenue Code (the Code), while a non-qualified contract is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain withdrawals or surrenders will vary according to whether they are made from a qualified contract or a non-qualified contract.

    Certain prior year balances have been reclassified to conform with current year presentation.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    INVESTMENTS -- Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of the Funds. Net realized gains and losses on securities sold are determined using the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Funds at net asset value.

    FEDERAL INCOME TAXES -- The Company is taxed as a "life insurance company" under Subchapter L of the Code and files a consolidated federal income tax return with First Allmerica. The Company anticipates no tax liability resulting from the operations of Allmerica Select. Therefore, no provision for income taxes has been charged against Allmerica Select.

                       ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 3 -- INVESTMENTS

    The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Funds at December 31, 1998 were as follows:

                                                 PORTFOLIO INFORMATION
                                          -----------------------------------
                                                                       NET
                                                                      ASSET
                                                                      VALUE
                                           NUMBER OF    AGGREGATE      PER
INVESTMENT PORTFOLIO                        SHARES         COST       SHARE
----------------------------------------  -----------  ------------  --------
Select Aggressive Growth.............. .   92,946,793  $176,479,934  $ 2.460
Select Growth...........................  138,675,560   219,038,878    2.428
Select Growth and Income................  166,336,171   231,011,231    1.779
Select Income...........................  135,718,561   137,625,649    1.032
Money Market............................  113,859,875   113,859,875    1.000
Select International Equity.............  107,460,179   138,459,337    1.542
Select Capital Appreciation.............   62,726,015    98,278,605    1.640
Select Emerging Markets.................    5,156,352     4,352,438    0.784
Select Value Opportunity................   10,702,972    17,874,274    1.685
Select Strategic Growth.................    8,624,918     8,172,199    0.973
Fidelity VIP High Income................    8,777,382   108,048,761   11.530
Fidelity VIP Equity-Income..............    7,015,351   155,707,691   25.420
Fidelity VIP Growth.....................    3,287,977   111,568,787   44.870
T. Rowe Price International Stock.......    3,990,630    52,472,892   14.520

NOTE 4 -- RELATED PARTY TRANSACTIONS

    The Company makes a charge of 1.25% per annum based on the average daily net assets of each Sub-Account at each valuation date for mortality and expense risks. The Company also charges each Sub-Account 0.15% per annum based on the average daily net assets of each Sub-Account for administrative expenses. These charges are deducted from the daily value of each Sub-Account and are paid to the Company on a daily basis.

    For contracts issued on Form A3020-92 (Allmerica Select Resource I), a contract fee is deducted on the contract anniversary and upon full surrender of the contract. For contracts issued on Form A3025-96 (Allmerica Select Resource
II), a contract fee is deducted on the contract anniversary and upon full surrender if the accumulated value is less than $50,000. The fee is currently waived for Allmerica Select Resource II contracts issued to and maintained by the trustee of a 401(k) plan.

    Allmerica Investments, Inc. (Allmerica Investments), a wholly-owned subsidiary of First Allmerica, is principal underwriter and general distributor of Allmerica Select, and does not receive any compensation for sales of the contracts. Commissions are paid by the Company to registered representatives of certain independent broker-dealers. The Allmerica Select Resource I and II contracts have a contingent deferred sales charge and no deduction is made for sales charges at the time of the sale. For the years ended December 31, 1998 and 1997, the Company received $1,530,964 and $793,493, respectively, for contingent deferred sales charges applicable to Allmerica Select Separate Account.

                       ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 5 -- CONTRACTOWNERS AND SPONSOR TRANSACTIONS

    Transactions from contractowners and sponsor were as follows:

                                                                  YEAR ENDED DECEMBER 31,
                                                            1998                            1997
                                               ------------------------------   -----------------------------
                                                   UNITS           AMOUNT           UNITS          AMOUNT
                                               -------------   --------------   -------------   -------------
Select Aggressive Growth
  Issuance of Units..........................     28,443,354   $   71,461,752      33,846,682   $  75,147,109
  Redemption of Units........................    (22,974,119)     (57,704,045)    (16,878,413)    (35,080,458)
                                               -------------   --------------   -------------   -------------
    Net increase (decrease)..................      5,469,235   $   13,757,707      16,968,269   $  40,066,651
                                               -------------   --------------   -------------   -------------
                                               -------------   --------------   -------------   -------------
Select Growth
  Issuance of Units..........................     48,669,777   $  117,987,024      46,267,945   $  85,189,100
  Redemption of Units........................    (26,664,319)     (64,559,167)    (15,928,340)    (28,050,338)
                                               -------------   --------------   -------------   -------------
    Net increase (decrease)..................     22,005,458   $   53,427,857      30,339,605   $  57,138,762
                                               -------------   --------------   -------------   -------------
                                               -------------   --------------   -------------   -------------
Select Growth and Income
  Issuance of Units..........................     45,914,205   $   99,392,688      44,731,254   $  80,982,519
  Redemption of Units...................... .    (23,587,262)     (51,043,340)    (15,854,780)    (27,408,205)
                                               -------------   --------------   -------------   -------------
    Net increase (decrease)..................     22,326,943   $   48,349,348      28,876,474   $  53,574,314
                                               -------------   --------------   -------------   -------------
                                               -------------   --------------   -------------   -------------
Select Income
  Issuance of Units..........................     59,979,984   $   80,651,018      28,213,650   $  34,575,615
  Redemption of Units...................... .    (30,202,528)     (40,868,200)    (14,565,754)    (17,556,578)
                                               -------------   --------------   -------------   -------------
    Net increase (decrease)................ .     29,777,456   $   39,782,818      13,647,896   $  17,019,037
                                               -------------   --------------   -------------   -------------
                                               -------------   --------------   -------------   -------------
Money Market
  Issuance of Units..........................    160,175,464   $  193,712,183     184,460,786   $ 205,139,510
  Redemption of Units...................... .   (132,822,470)    (160,902,542)   (179,708,703)   (200,020,717)
                                               -------------   --------------   -------------   -------------
    Net increase (decrease)..................     27,352,994   $   32,809,641       4,752,083   $   5,118,793
                                               -------------   --------------   -------------   -------------
                                               -------------   --------------   -------------   -------------
Select International Equity
  Issuance of Units..........................     35,836,093   $   56,782,369      50,880,736   $  70,478,183
  Redemption of Units........................    (25,978,288)     (40,959,486)    (18,015,151)    (24,060,378)
                                               -------------   --------------   -------------   -------------
    Net increase (decrease)..................      9,857,805   $   15,822,883      32,865,585   $  46,417,805
                                               -------------   --------------   -------------   -------------
                                               -------------   --------------   -------------   -------------
Select Capital Appreciation
  Issuance of Units..........................     25,684,264   $   44,175,487      29,860,999   $  43,787,971
  Redemption of Units...................... .    (14,627,907)     (25,106,719)    (10,385,180)    (14,504,055)
                                               -------------   --------------   -------------   -------------
    Net increase (decrease)..................     11,056,357   $   19,068,768      19,475,819   $  29,283,916
                                               -------------   --------------   -------------   -------------
                                               -------------   --------------   -------------   -------------
Select Emerging Markets
  Issuance of Units..........................      6,117,004   $    5,235,588              --   $          --
  Redemption of Units........................       (907,615)        (842,459)             --              --
                                               -------------   --------------   -------------   -------------
    Net increase (decrease)..................      5,209,389   $    4,393,129              --   $          --
                                               -------------   --------------   -------------   -------------
                                               -------------   --------------   -------------   -------------

                       ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 5 -- CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                  YEAR ENDED DECEMBER 31,
                                                            1998                            1997
                                               ------------------------------   -----------------------------
                                                   UNITS           AMOUNT           UNITS          AMOUNT
                                               -------------   --------------   -------------   -------------
Select Value Opportunity
  Issuance of Units..........................     20,566,820   $   20,586,826              --   $          --
  Redemption of Units........................     (2,327,244)      (2,758,540)             --              --
                                               -------------   --------------   -------------   -------------
    Net increase (decrease)..................     18,239,576   $   17,828,286              --   $          --
                                               -------------   --------------   -------------   -------------
                                               -------------   --------------   -------------   -------------
Select Strategic Growth
  Issuance of Units..........................     10,583,703   $   10,307,180              --   $          --
  Redemption of Units........................     (1,875,191)      (1,955,404)             --              --
                                               -------------   --------------   -------------   -------------
    Net increase (decrease)..................      8,708,512   $    8,351,776              --   $          --
                                               -------------   --------------   -------------   -------------
                                               -------------   --------------   -------------   -------------
Fidelity VIP High Income
  Issuance of Units..........................     42,299,742   $   60,272,832      40,320,288   $  52,914,842
  Redemption of Units........................    (17,784,384)     (24,901,013)    (12,900,932)    (16,499,154)
                                               -------------   --------------   -------------   -------------
    Net increase (decrease)..................     24,515,358   $   35,371,819      27,419,356   $  36,415,688
                                               -------------   --------------   -------------   -------------
                                               -------------   --------------   -------------   -------------
Fidelity VIP Equity-Income
  Issuance of Units..........................     48,319,788   $   87,225,760      44,976,217   $  67,922,420
  Redemption of Units........................    (17,913,028)     (32,278,792)    (11,526,295)    (15,917,882)
                                               -------------   --------------   -------------   -------------
    Net increase (decrease)..................     30,406,760   $   54,946,968      33,449,922   $  52,004,538
                                               -------------   --------------   -------------   -------------
                                               -------------   --------------   -------------   -------------
Fidelity VIP Growth
  Issuance of Units..........................     32,964,840   $   65,335,816      29,081,173   $  44,906,335
  Redemption of Units...................... .    (15,681,080)     (31,551,832)     (8,054,427)    (11,649,015)
                                               -------------   --------------   -------------   -------------
    Net increase (decrease)..................     17,283,760   $   33,783,984      21,026,746   $  33,257,320
                                               -------------   --------------   -------------   -------------
                                               -------------   --------------   -------------   -------------
T. Rowe Price International Stock
  Issuance of Units..........................     17,721,810   $   23,965,360      32,358,642   $  40,274,630
  Redemption of Units...................... .    (10,241,106)     (13,718,088)    (14,891,726)    (18,369,808)
                                               -------------   --------------   -------------   -------------
    Net increase (decrease)..................      7,480,704   $   10,247,272      17,466,916   $  21,904,822
                                               -------------   --------------   -------------   -------------
                                               -------------   --------------   -------------   -------------

NOTE 6 -- DIVERSIFICATION REQUIREMENTS

    Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of The Treasury.

    The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that Allmerica Select satisfies the current requirements of the regulations, and it intends that Allmerica Select will continue to meet such requirements.

                       ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 7 -- PURCHASES AND SALES OF SECURITIES

    Cost of purchases and proceeds from sales of shares of the Funds by Allmerica Select during the year ended December 31, 1998 were as follows:

INVESTMENT PORTFOLIO                                      PURCHASES       SALES
-------------------------------------------------------  ------------  ------------
Select Aggressive Growth...............................  $ 31,905,921  $ 21,116,601
Select Growth..........................................    66,752,075    14,023,151
Select Growth and Income...............................    56,761,065     7,853,839
Select Income..........................................    52,061,641     6,948,820
Money Market...........................................   101,896,643    65,179,446
Select International Equity............................    28,715,202    12,884,665
Select Capital Appreciation............................    42,248,036     8,793,597
Select Emerging Markets................................     4,586,750       209,592
Select Value Opportunity...............................    19,115,410     1,211,949
Select Strategic Growth................................     9,437,611     1,114,321
Fidelity VIP High Income...............................    50,494,226     7,456,171
Fidelity VIP Equity-Income.............................    66,365,787     6,107,556
Fidelity VIP Growth....................................    52,632,705     9,126,109
T. Rowe Price International Stock......................    14,266,496     3,826,362
                                                         ------------  ------------
  Totals...............................................  $597,239,568  $165,852,179
                                                         ------------  ------------
                                                         ------------  ------------

                              PART C.  OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a)  FINANCIAL STATEMENTS

     Financial Statements Included in Part A
     None

     Financial Statements Included in Part B
     Financial Statements for Allmerica Financial Life Insurance and Annuity Company
     Financial Statements for Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

     Financial Statements Included in Part C
     None

     (b)  EXHIBITS

   EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated March 5, 1992 was previously filed on April 24, 1998 (Registration Statement No. 811-6632) in Post-Effective Amendment No. 16, and is incorporated by reference herein.

   EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

   EXHIBIT 3   (a) Underwriting and Administrative Services Agreement was
                   previously filed on April 24, 1998 (Registration Statement No. 811-6632) in Post-Effective Amendment No. 16, and is incorporated by reference herein.

               (b) Form of Revised Commission schedule was previously filed on September 9, 1998 in Registrant's Initial Registration Statement, and is incorporated by reference herein. Sales Agreements (Select) with Commission Schedule were previously filed on April 24, 1998 (Registration Statement No. 811-6632) in Post-Effective Amendment No. 16, and are incorporated by reference herein.

               (c) General Agent's Agreement was previously filed on
                   April 24, 1998 (Registration Statement No. 811-6632) in Post-Effective Amendment No. 16, and is incorporated by reference herein.

               (d) Career Agent Agreement was previously filed on
                   April 24, 1998 (Registration Statement No. 811-6632) in Post-Effective Amendment No. 16, and is incorporated by reference herein.

               (e) Registered Representative's Agreement was previously filed on April 24, 1998 (Registration Statement No. 811-6632) in Post-Effective Amendment No. 16, and is incorporated by reference herein.

   EXHIBIT 4 Minimum Guaranteed Annuity Payout Rider was previously filed on December 29, 1998 in Post-Effective Amendment No. 1, and is incorporated by reference herein. Contract Form 3027-98 was previously filed on December 8, 1998 in Registrant's Pre-Effective Amendment No. 1, and is incorporated by reference herein.

   EXHIBIT 5 Draft Application Form AS-495 was previously filed on December 8, 1998 in Registrant's Pre-Effective Amendment No. 1, and is incorporated by reference herein.

   EXHIBIT 6 The Depositor's Articles of Incorporation, and Bylaws, as amended to reflect its name change, were previously filed on September 29, 1995 in Post-Effective Amendment No. 7, and are incorporated by reference herein.

   EXHIBIT 7   Not Applicable.

   EXHIBIT 8   (a) Fidelity Service Agreement was previously filed on
                   April 30, 1996 in Post-Effective No. 8, and is incorporated by reference herein.

               (b) An amendment to the Fidelity Service Agreement, effective as of January 1,1997, was previously filed on April 30, 1997 in Post-Effective Amendment No. 12, and is incorporated by reference herein.

               (c) Fidelity Service Contract, effective as of January 1,
                   1997, was previously filed on April 30, 1997 in Post-Effective Amendment No. 12, and is incorporated by reference herein.

               (d) T. Rowe Price Service Agreement was previously filed on
                   April 24, 1998 in Registration Statement No. 81-6632, Post-Effective Amendment No. 16, and is incorporated by reference herein.

               (e) BFDS Agreements for lockbox and mailroom services were previously filed on April 24, 1998 (Registration Statement No. 811-6632) in Post-Effective Amendment No. 16, and are incorporated by reference herein.

               (f) Directors' Power of Attorney is filed herewith.

   EXHIBIT 9   Opinion of Counsel is filed herewith.

   EXHIBIT 10  Consent of Independent Accountants is filed herewith.

   EXHIBIT 11  None.

   EXHIBIT 12  None.

   EXHIBIT 13  Not Applicable.

   EXHIBIT 14  Not Applicable.

   EXHIBIT 15  (a) Participation Agreement between the Company and Allmerica
                   Investment Trust was previously filed on April 24, 1998 (Registration Statement No. 811-6632) in Post-Effective Amendment No. 16, and is incorporated by reference herein.

               (b) Participation Agreement between the Company and Fidelity
                   VIP, as amended, was previously filed on April 24, 1998 (Registration Statement No. 811-6632) in Post-Effective Amendment No. 16, and is incorporated by reference herein.

               (c) Participation Agreement between the Company and T. Rowe
                   Price International Series, Inc. was previously filed on April 24, 1998 (Registration Statement No. 811-6632) in Post-Effective Amendment No. 16, and is incorporated by reference herein.

ITEM 25.  DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR

     The principal business address of all the following Directors and Officers is:
     440 Lincoln Street
     Worcester, Massachusetts 01653

                   DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY


NAME AND POSITION WITH COMPANY                PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------                ----------------------------------------------
Bruce C. Anderson                      Director (since 1996), Vice President (since 1984) and Assistant
  Director                             Secretary (since 1992) of First Allmerica

Abigail M. Armstrong                   Secretary (since 1996) and Counsel (since 1991) of First
  Secretary and Counsel                Allmerica; Secretary (since 1988) and Counsel (since 1994) of
                                       Allmerica Investments, Inc.; and Secretary (since 1990) of
                                       Allmerica Financial Investment Management Services, Inc.

Warren E. Barnes                       Vice President (since 1996) and Corporate Controller (since
 Vice President and                    1998) of First Allmerica
 Corporate Controller

Robert E. Bruce                        Director and Chief Information Officer (since 1997) and Vice
  Director and Chief Information       President (since 1995) of First Allmerica; and Corporate
  Officer                              Manager (1979 to 1995) of Digital Equipment Corporation

John P. Kavanaugh                      Director and Chief Investment Officer (since 1996) and Vice
  Director, Vice President and         President (since 1991) of First Allmerica; and Vice President
  Chief Investment Officer             (since 1998) of Allmerica Financial Investment Management
                                       Services, Inc.

John F. Kelly                          Director (since 1996), Senior Vice President (since 1986),
  Director, Vice President and         General Counsel (since 1981) and Assistant Secretary (since
  General Counsel                      1991) of First Allmerica; Director (since 1985) of Allmerica
                                       Investments, Inc.; and Director (since 1990) of Allmerica
                                       Financial Investment Management Services, Inc.

J. Barry May                           Director (since 1996) of First Allmerica; Director and
  Director                             President (since 1996) of The Hanover Insurance Company; and
                                       Vice President (1993 to 1996) of The Hanover Insurance Company

James R. McAuliffe                     Director (since 1996) of First Allmerica; Director (since 1992),
  Director                             President (since 1994) and Chief Executive Officer (since 1996)
                                       of Citizens Insurance Company of America



John F. O'Brien                        Director, President and Chief Executive Officer (since 1989) of
  Director and Chairman of             First Allmerica; Director (since 1989) of Allmerica Investments,
  the Board                            Inc.; and Director and Chairman of the Board (since 1990) of
                                       Allmerica Financial Investment Management Services, Inc.

Edward J. Parry, III                   Director and Chief Financial Officer (since 1996) and Vice
  Director, Vice President,            President and Treasurer (since 1993) of First Allmerica;
  Chief Financial Officer and          Treasurer (since 1993) of Allmerica Investments, Inc.; and
  Treasurer                            Treasurer (since 1993) of Allmerica Financial Investment
                                       Management Services, Inc.

Richard M. Reilly                      Director (since 1996) and Vice President (since 1990) of First
  Director, President and              Allmerica; Director (since 1990) of Allmerica Investments, Inc.;
  Chief Executive Officer              and Director and President (since 1998) of Allmerica Financial
                                       Investment Management Services, Inc.

Robert P. Restrepo, Jr.                Director and Vice President (since 1998) of First Allmerica;
  Director                             Chief Executive Officer (1996 to 1998) of Travelers Property &
                                       Casualty; Senior Vice President (1993 to 1996) of Aetna Life &
                                       Casualty Company

Eric A. Simonsen                       Director (since 1996) and Vice President (since 1990) of
  Director and Vice President          First Allmerica; Director (since 1991) of Allmerica
                                       Investments, Inc.; and Director (since 1991) of Allmerica
                                       Financial Investment Management Services, Inc.

Phillip E. Soule                       Director (since 1996) and Vice President (since 1987) of First
  Director                             Allmerica

ITEM 26.   PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                Allmerica Financial Corporation

                                            Delaware
     |               |                  |                  |              |            |              |
______________________________________________________________________________________________________________
 Financial          100%               100%               100%           100%         100%           100%
Profiles, Inc.  Allmerica, Inc.      Allmerica       First Allmerica  AFC Capital   Allmerica   First Sterling
                                   Funding Corp.     Financial Life    Trust I      Services        Limited
                                                       Insurance                   Corporation
                                                        Company

 California     Massachusetts       Massachusetts     Massachusetts    Delaware    Massachusetts    Bermuda
                                                            |                                    |
30%                                                   _________________                    _____________
                                                            |                                    |
                                                           100%                                 100%
                                                           SMA                            First Sterling
                                                      Financial Corp.                      Reinsurance
                                                                                             Company
                                                                                             Limited

                                                             Massachusetts                    Bermuda
                                                                     |
______________________________________________________________________________________________________________________
        |                   |                    |                   |                     |                   |
         70%               100%               99.2%                 100%                  100%                100%
     Allmerica        Sterling Risk         Allmerica             Allmerica             Allmerica           Allmerica
     Property           Management             Trust             Investments,           Financial        Financial Life
    & Casualty        Services, Inc.       Company, N.A.            Inc.                Investment       Insurance and
  Companies, Inc.                                                                       Management      Annuity Company
                                                                                      Services, Inc.

                                             Federally
     Delaware            Delaware            Chartered          Massachusetts         Massachusetts         Delaware
         |
___________________________________________________________________________
         |                  |                   |                    |
       100%                100%                100%                 100%
        APC             The Hanover          Allmerica           Citizens
   Funding Corp.         Insurance           Financial           Insurance
                          Company            Insurance           Company of
                                           Brokers, Inc.          Illinois

   Massachusetts       New Hampshire       Massachusetts          Illinois
                             |
______________________________________________________________________________________________________________________
        |                                       |                    |                     |                  |
       100%                 100%               100%                 100%                 82.5%               100%
     Allmerica            Allmerica         The Hanover        Hanover Texas           Citizens          Massachusetts
     Financial              Plus             American            Insurance            Corporation        Bay Insurance
      Benefit             Insurance          Insurance           Management                                 Company
     Insurance          Agency, Inc.          Company          Company, Inc.
      Company

   Pennsylvania        Massachusetts       New Hampshire           Texas                Delaware         New Hampshire
                                                                                           |
                                                              ________________________________________________________
                                                                     |                     |                   |
                                                                    100%                  100%               100%
                                                                  Citizens         Citizens Insurance      Citizens
                                                                 Insurance            Company of           Insurance
                                                              Company of Ohio           America         Company of the
                                                                                                            Midwest

                                                                    Ohio                Michigan            Indiana
                                                                                           |
                                                                                    _______________
                                                                                          100%
                                                                                        Citizens
                                                                                    Management Inc.

                                                                                        Michigan



                                Allmerica Financial Corporation

                                            Delaware
     |                    |                     |                   |             |           |               |
_______________________________________________________________________________________________________________________
  Financial              100%                  100%               100%           100%        100%            100%
Profiles, Inc.     Allmerica, Inc.          Allmerica        First Allmerica  AFC Capital   Allmerica   First Sterling
                                          Funding Corp.      Financial Life    Trust I      Services        Limited
                                                                Insurance                  Corporation
                                                                 Company

 California         Massachusetts         Massachusetts       Massachusetts    Delaware   Massachusetts     Bermuda
                                                      |                                          |

_____________________________________________________________________________________________________________________
        |                    |                   |                     |                   |
       100%                100%                 100%                  100%                100%
     Allmerica           Allmerica           Allmerica             Allmerica           Allmerica
    Investment             Asset         Financial Services          Asset             Benefits
    Management          Management,          Insurance            Management,             Inc.
   Company, Inc.            Inc.            Agency, Inc.            Limited

   Massachusetts       Massachusetts       Massachusetts            Bermuda             Florida

                                                              ________________      _________________________________
                                                              Allmerica Equity         Greendale              AAM
                                                                 Index Pool             Special           Equity Fund
                                                                                       Placements
                                                                                          Fund

                                                               Massachusetts         Massachusetts       Massachusetts
_____________________________________
        |                   |                                 --------------  Grantor Trusts established for the benefit of First
       100%                100%                                               Allmerica, Allmerica Financial Life, Hanover and
     Allmerica          AMGRO, Inc.                                           Citizens
     Financial                                                   Allmerica               Allmerica
     Alliance                                                 Investment Trust          Securities
     Insurance                                                                             Trust
      Company
                                                               Massachusetts           Massachusetts
   New Hampshire       Massachusetts
                             |
                      _______________
                             |
                           100%                               --------------  Affiliated Management Investment Companies
                          Lloyds
                          Credit                                                    Hanover Lloyd's
                        Corporation                                                    Insurance
                                                                                        Company

                       Massachusetts                                                     Texas

                                                              --------------  Affiliated Lloyd's plan company, controlled by
                                                                              Underwriters for the benefit of The Hanover
                                                                              Insurance Company

                                                                                          AAM              AAM
                                                                                       Growth &            High
                                                                                      Income Fund       Yield Fund,
                                                                                          L.P.            L.L.C.

                                                                                        Delaware       Massachusetts

                                                              --------------  L.P. or L.L.C. established for the benefit of
                                                                              First Allmerica, Allmerica
                                                                              Financial Life, Hanover and
                                                                              Citizens


               ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

            NAME                           ADDRESS                   TYPE OF BUSINESS
            ----                            -------                  ----------------
AAM Equity Fund                      440 Lincoln Street         Massachusetts Grantor Trust
                                     Worcester MA 01653

AAM Growth &  Income Fund, L.P.      440 Lincoln Street         Limited Partnership
                                     Worcester MA 01653

AFC Capital Trust I                  440 Lincoln Street         Statutory Business Trust
                                     Worcester MA 01653

Allmerica Asset Management Limited   440 Lincoln Street         Investment advisory services
                                     Worcester MA 01653

Allmerica Asset Management, Inc.     440 Lincoln Street         Investment advisory services
                                     Worcester MA 01653

Allmerica Benefits, Inc.             440 Lincoln Street
                                     Worcester MA 01653         Non-insurance medical services

Allmerica Equity Index Pool          440 Lincoln Street
                                     Worcester MA 01653         Massachusetts Grantor Trust

Allmerica Financial Alliance         100 North Parkway          Multi-line property and
Insurance Company                    Worcester MA 01605         casualty insurance

Allmerica Financial Benefit          100 North Parkway          Multi-line property and
Insurance Company                    Worcester MA 01605         casualty insurance

Allmerica Financial Corporation      440 Lincoln Street         Holding Company
                                     Worcester MA 01653

Allmerica Financial Insurance        440 Lincoln Street         Insurance Broker
Brokers, Inc.                        Worcester MA 01653

Allmerica Financial Life Insurance   440 Lincoln Street         Life insurance, accident and
and Annuity Company (formerly known  Worcester MA 01653         health insurance, annuities,
as SMA Life Assurance Company)                                  variable annuities and
                                                                variable life insurance

Allmerica Financial Services         440 Lincoln Street         Insurance Agency
Insurance Agency, Inc.               Worcester MA 01653

Allmerica Funding Corp.              440 Lincoln Street         Special purpose funding
                                     Worcester MA 01653         vehicle for commercial paper

Allmerica, Inc.                      440 Lincoln Street         Common employer for
                                     Worcester MA 01653         Allmerica Financial
                                                                Corporation entities


Allmerica Financial Investment       440 Lincoln Street         Investment advisory services
Management Services, Inc.            Worcester MA 01653
(formerly known as Allmerica
Institutional Services, Inc. and 440
Financial Group of Worcester, Inc.)

Allmerica Investment Management      440 Lincoln Street         Investment advisory services
Company, Inc.                        Worcester MA 01653

Allmerica Investments, Inc.          440 Lincoln Street         Securities, retail broker-
                                     Worcester MA 01653         dealer

Allmerica Investment Trust           440 Lincoln Street         Investment Company
                                     Worcester MA 01653

Allmerica Plus Insurance             440 Lincoln Street         Insurance Agency
Agency, Inc.                         Worcester MA 01653

Allmerica Property & Casualty        440 Lincoln Street         Holding Company
Companies, Inc.                      Worcester MA 01653

Allmerica Securities Trust           440 Lincoln Street         Investment Company
                                     Worcester MA 01653

Allmerica Services Corporation       440 Lincoln Street         Internal administrative
                                     Worcester MA 01653         services provider to
                                                                Allmerica Financial
                                                                Corporation entities

Allmerica Trust Company, N.A.       440 Lincoln Street          Limited purpose national
                                    Worcester MA 01653          trust company

AMGRO, Inc.                         100 North Parkway           Premium financing
                                    Worcester MA 01605

Citizens Corporation                440 Lincoln Street          Holding Company
                                    Worcester MA 01653

Citizens Insurance Company          645 West Grand River        Multi-line property and
of America                          Howell MI 48843             casualty insurance

Citizens Insurance Company          333 Pierce Road             Multi-line property and
of Illinois                         Itasca IL 60143             casualty insurance

Citizens Insurance Company          3950 Priority Way           Multi-line property and
of the Midwest                      South Drive, Suite 200      casualty insurance
                                    Indianapolis IN 46280

Citizens Insurance Company          8101 N. High Street         Multi-line property and
of Ohio                             P.O. Box 342250             casualty insurance
                                    Columbus OH 43234

Citizens Management, Inc.           645 West Grand River        Services management
                                    Howell MI 48843             company

Financial Profiles                  5421 Avenida Encinas        Computer software company
                                    Carlsbad, CA  92008

First Allmerica Financial Life      440 Lincoln Street          Life, pension, annuity,
Insurance Company (formerly         Worcester MA 01653          accident and health
State Mutual Life Assurance                                     insurance company
Company of America)

First Sterling Limited              440 Lincoln Street          Holding Company
                                    Worcester MA 01653

First Sterling Reinsurance Company  440 Lincoln Street          Reinsurance Company
Limited                             Worcester MA 01653

Greendale Special Placements Fund   440 Lincoln Street          Massachusetts Grantor Trust
                                    Worcester MA 01653

The Hanover American Insurance      100 North Parkway           Multi-line property and
Company                             Worcester MA 01605          casualty insurance

The Hanover Insurance Company       100 North Parkway           Multi-line property and
                                    Worcester MA 01605          casualty insurance



Hanover Texas Insurance             801 East Campbell Road      Attorney-in-fact for Hanover
Management Company, Inc.            Richardson TX 75081         Lloyd's Insurance Company

Hanover Lloyd's Insurance Company   801 East Campbell Road      Multi-line property and
                                    Richardson TX 75081         casualty insurance

Lloyds Credit Corporation           440 Lincoln Street          Premium financing service
                                    Worcester MA 01653          franchises

Massachusetts Bay Insurance         100 North Parkway           Multi-line property and
Company                             Worcester MA 01605          casualty insurance

SMA Financial Corp.                 440 Lincoln Street          Holding Company
                                    Worcester MA 01653

Sterling Risk Management            440 Lincoln Street          Risk management services
Services, Inc.                      Worcester MA 01653


ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 1999, there were 13,131 Contract holders of qualified Contracts and 19,223 Contract holders of non-qualified Contracts.

ITEM 28.  INDEMNIFICATION

     Article VIII of the Bylaws of Allmerica Financial Life Insurance and Annuity Company (the Depositor) state: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

ITEM 29.  PRINCIPAL UNDERWRITERS

          (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

     X VEL Account, VEL II Account, VEL Account III, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K. VA-P, Allmerica Select Separate Account II, Group
           VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

     X Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

      -    Allmerica Investment Trust

       (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:

            440 Lincoln Street
            Worcester, Massachusetts 01653


        NAME                     POSITION OR OFFICE WITH UNDERWRITER
        ----                     -----------------------------------
Abigail M. Armstrong        Secretary and Counsel

Emil J. Aberizk, Jr.        Vice President

Edward T. Berger            Vice President and Chief Compliance Officer

Richard F. Betzler, Jr.     Vice  President

Philip L. Heffernan         Vice President

John F. Kelly               Director

Daniel Mastrototaro         Vice President

William F. Monroe, Jr.      Vice President

David J. Mueller            Vice President and Controller

John F. O'Brien             Director

Stephen Parker              President, Director and Chief Executive Officer

Edward J. Parry, III        Treasurer

Richard M. Reilly           Director

Eric A. Simonsen            Director

Mark G. Steinberg           Senior Vice President



ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31.  MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32.  UNDERTAKINGS

     (a) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission ("SEC") such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the SEC heretofore or hereafter duly adopted pursuant to authority conferred in that section.

     (b) The registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

     (c) The registrant hereby undertakes to deliver a Statement of Additional Information promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Contracts are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

     4.   A signed statement acknowledging the participant's understanding of
          (i) the restrictions on redemption imposed by the Program and by
          Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 2nd day of April, 1999.

                      ALLMERICA SELECT SEPARATE ACCOUNT OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                        By: /s/ Abigail M. Armstrong
                            -------------------------------
                            Abigail M. Armstrong, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signatures                       Title                                       Date
----------                       -----                                       ----
/s/ Warren E. Barnes             Vice President and Corporate Controller     April 2, 1999
------------------------
Warren E. Barnes

/s/ Edward J. Parry III          Director, Vice President, Chief Financial   April 2, 1999
------------------------         Officer and Treasurer
Edward J. Parry III

/s/ Richard M. Reilly            Director, President and                     April 2, 1999
------------------------         Chief Executive Officer
Richard M. Reilly

John F. O'Brien*                 Director and Chairman of the Board          April 2, 1999
------------------------

Bruce C. Anderson*               Director                                    April 2, 1999
------------------------

Robert E. Bruce*                 Director and Chief Information Officer      April 2, 1999
------------------------

John P. Kavanaugh*               Director, Vice President and                April 2, 1999
------------------------         Chief Investment Officer

John F. Kelly*                   Director, Vice President and                April 2, 1999
------------------------         General Counsel

J. Barry May*                    Director                                    April 2, 1999
------------------------

James R. McAuliffe*              Director                                    April 2, 1999
------------------------

Robert P. Restrepo, Jr.*         Director                                    April 2, 1999
------------------------

Eric A. Simonsen*                Director and Vice President                 April 2, 1999
------------------------

Phillip E. Soule*                Director                                    April 2, 1999
-----------------------

*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated April 1, 1999 duly executed by such persons.

/s/ Sheila B. St. Hilaire
---------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact


(333-63093)

                                   EXHIBIT TABLE

Exhibit 8(f)   Directors' Power of Attorney

Exhibit 9      Opinion of Counsel

Exhibit 10     Consent of Independent Accountants